Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2024
COI-NPRT1-1024
1.9887942.105
Nonconvertible Bonds - 14.1%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.3%
Altice France SA 5.125% 7/15/29 (b)		1,325,000	924,436
AT&T, Inc.:
1.65% 2/1/28		2,253,000	2,054,125
2.25% 2/1/32		8,095,000	6,825,524
2.55% 12/1/33		18,825,000	15,592,030
2.75% 6/1/31		7,200,000	6,385,993
3.55% 9/15/55		11,426,000	8,078,287
3.65% 9/15/59		2,396,000	1,689,995
3.8% 12/1/57		49,962,000	36,620,022
4.3% 2/15/30		7,106,000	7,033,964
4.5% 5/15/35		2,388,000	2,279,620
4.75% 5/15/46		41,310,000	37,402,806
5.4% 2/15/34		5,000,000	5,163,239
Cogent Communications Group, Inc. 7% 6/15/27 (b)		1,010,000	1,022,205
Frontier Communications Holdings LLC 5.875% 10/15/27 (b)		435,000	433,293
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	300,000	333,110
Level 3 Financing, Inc.:
3.875% 10/15/30 (b)		85,000	57,840
10.5% 5/15/30 (b)		154,000	165,006
11% 11/15/29 (b)		46,903	51,420
NTT Finance Corp.:
1.162% 4/3/26 (b)		2,595,000	2,461,397
1.591% 4/3/28 (b)		3,586,000	3,248,398
Sprint Capital Corp. 8.75% 3/15/32		2,165,000	2,670,941
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		600,000	579,750
Telstra Group Ltd. 3.5% 9/3/36 (Reg. S)	EUR	1,550,000	1,708,898
Verizon Communications, Inc.:
2.1% 3/22/28		2,703,000	2,503,175
2.355% 3/15/32		21,895,000	18,602,220
2.55% 3/21/31		3,016,000	2,652,972
2.987% 10/30/56		1,378,000	885,386
3% 11/20/60		5,215,000	3,278,263
3.15% 3/22/30		449,000	418,914
3.7% 3/22/61		7,473,000	5,503,058
3.75% 2/28/36	EUR	625,000	692,352
4.4% 11/1/34		8,120,000	7,794,147
4.862% 8/21/46		5,000,000	4,725,114
Virgin Media Finance PLC 5% 7/15/30 (b)		1,336,000	1,157,692
			190,995,592
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		1,070,000	985,735
The Walt Disney Co. 6.65% 11/15/37		5,862,000	6,828,642
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	600,000	686,969
			8,501,346
Media - 0.8%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		940,000	881,307
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)		940,000	815,643
4.5% 8/15/30 (b)		8,220,000	7,330,652
4.5% 5/1/32		4,180,000	3,569,112
5% 2/1/28 (b)		4,201,000	4,048,089
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.3% 2/1/32		12,000,000	9,585,697
2.8% 4/1/31		25,100,000	21,289,776
3.7% 4/1/51		24,646,000	15,637,677
3.75% 2/15/28		7,200,000	6,887,326
3.85% 4/1/61		14,293,000	8,675,934
3.9% 6/1/52		40,000,000	26,195,409
4.2% 3/15/28		1,724,000	1,668,436
4.8% 3/1/50		32,801,000	24,953,607
4.908% 7/23/25		384,000	382,734
5.05% 3/30/29		4,840,000	4,790,791
5.25% 4/1/53		12,482,000	10,221,218
5.375% 5/1/47		49,708,000	41,453,517
5.5% 4/1/63		2,304,000	1,847,195
5.75% 4/1/48		18,275,000	15,865,718
6.1% 6/1/29		21,552,000	22,267,045
6.55% 6/1/34		12,270,000	12,710,336
6.834% 10/23/55		10,000,000	9,923,986
Comcast Corp.:
2.937% 11/1/56		1,612,000	1,025,368
2.987% 11/1/63		6,248,000	3,859,484
3.75% 4/1/40		1,000,000	849,974
3.95% 10/15/25		1,057,000	1,048,567
3.999% 11/1/49		26,352,000	21,501,859
CSC Holdings LLC 6.5% 2/1/29 (b)		805,000	607,607
Discovery Communications LLC:
3.625% 5/15/30		6,977,000	6,192,852
3.95% 3/20/28		8,095,000	7,662,483
4.65% 5/15/50		2,079,000	1,516,449
Fox Corp.:
5.476% 1/25/39		2,264,000	2,255,459
5.576% 1/25/49		1,502,000	1,453,255
Gray Television, Inc. 4.75% 10/15/30 (b)		445,000	253,385
Lamar Media Corp. 3.625% 1/15/31		815,000	737,991
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		1,440,000	1,162,935
Nexstar Media, Inc. 5.625% 7/15/27 (b)		1,940,000	1,895,781
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)		425,000	274,010
Sirius XM Radio, Inc.:
4.125% 7/1/30 (b)		10,000,000	8,975,828
5% 8/1/27 (b)		1,705,000	1,666,649
5.5% 7/1/29 (b)		5,890,000	5,732,465
TEGNA, Inc.:
4.625% 3/15/28		1,615,000	1,517,962
5% 9/15/29		115,000	106,812
Time Warner Cable LLC:
4.5% 9/15/42		886,000	671,483
5.5% 9/1/41		13,379,000	11,577,437
5.875% 11/15/40		12,748,000	11,507,490
6.55% 5/1/37		7,048,000	6,953,603
6.75% 6/15/39		5,390,000	5,359,284
7.3% 7/1/38		8,091,000	8,461,776
Univision Communications, Inc. 8% 8/15/28 (b)		650,000	657,628
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)		415,000	393,382
Warnermedia Holdings, Inc.:
3.755% 3/15/27		17,094,000	16,376,803
4.054% 3/15/29		6,665,000	6,226,908
4.279% 3/15/32		52,515,000	45,906,035
4.693% 5/17/33 (Reg. S)	EUR	1,100,000	1,200,997
5.05% 3/15/42		9,304,000	7,455,618
5.141% 3/15/52		84,276,000	64,100,204
5.391% 3/15/62		3,419,000	2,567,538
Ziggo Bond Co. BV 5.125% 2/28/30 (b)		745,000	672,321
Ziggo BV 4.875% 1/15/30 (b)		265,000	247,064
			511,633,951
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		2,046,000	2,014,203
Millicom International Cellular SA:
4.5% 4/27/31 (b)		6,146,000	5,466,129
5.125% 1/15/28 (b)		1,170,000	1,131,542
Rogers Communications, Inc.:
3.2% 3/15/27		2,876,000	2,782,323
3.8% 3/15/32		7,438,000	6,854,124
4.55% 3/15/52		9,856,000	8,350,842
T-Mobile U.S.A., Inc.:
2.4% 3/15/29		1,208,000	1,102,959
2.625% 4/15/26		2,931,000	2,839,921
2.7% 3/15/32		13,401,000	11,626,530
2.875% 2/15/31		1,445,000	1,296,185
3.5% 4/15/25		1,448,000	1,432,483
3.75% 4/15/27		10,840,000	10,643,257
3.875% 4/15/30		22,877,000	22,009,874
5.65% 1/15/53		2,491,000	2,556,216
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		1,895,000	1,647,405
Vodafone Group PLC:
3.25% 6/4/81 (c)		1,806,000	1,727,024
4.875% 10/3/78 (Reg. S) (c)	GBP	1,100,000	1,428,421
6.25% 10/3/78 (Reg. S) (c)		1,068,000	1,067,904
			85,977,342
TOTAL COMMUNICATION SERVICES			797,108,231
CONSUMER DISCRETIONARY - 0.8%
Automobile Components - 0.0%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)		460,000	472,941
Dana, Inc. 4.5% 2/15/32		475,000	421,252
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)		140,000	145,700
8.125% 3/30/29 (b)		635,000	674,828
8.375% 5/1/28 (b)		310,000	328,456
Phinia, Inc. 6.75% 4/15/29 (b)		330,000	338,635
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	500,000	573,396
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	1,000,000	1,129,917
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,400,000	1,459,884
ZF North America Capital, Inc. 6.875% 4/14/28 (b)		630,000	650,878
			6,195,887
Automobiles - 0.2%
Ford Motor Co.:
3.25% 2/12/32		7,505,000	6,392,200
5.291% 12/8/46		925,000	838,327
General Motors Co.:
5% 4/1/35		1,419,000	1,376,493
5.2% 4/1/45		1,619,000	1,485,348
5.4% 4/1/48		654,000	611,355
5.6% 10/15/32		3,114,000	3,220,194
5.95% 4/1/49		3,089,000	3,111,283
6.125% 10/1/25		1,724,000	1,742,297
General Motors Financial Co., Inc.:
1.25% 1/8/26		5,114,000	4,879,529
2.35% 2/26/27		1,414,000	1,338,499
3.1% 1/12/32		7,510,000	6,545,240
4.3% 4/6/29		6,975,000	6,832,195
4.35% 4/9/25		2,069,000	2,058,066
5.4% 4/6/26		7,700,000	7,770,872
5.4% 5/8/27		12,300,000	12,525,162
5.55% 7/15/29		8,500,000	8,732,914
5.85% 4/6/30		10,453,000	10,906,149
6% 1/9/28		1,900,000	1,972,916
6.4% 1/9/33		5,000,000	5,358,494
RCI Banque SA 5.5% 10/9/34 (Reg. S) (c)	EUR	600,000	675,753
Stellantis Finance U.S., Inc. 2.691% 9/15/31 (b)		6,943,000	5,914,128
Thor Industries, Inc. 4% 10/15/29 (b)		555,000	506,690
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)		4,238,000	4,057,875
4.35% 6/8/27 (b)		3,394,000	3,365,759
5.7% 9/12/26 (b)		8,400,000	8,549,847
			110,767,585
Broadline Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31		2,350,000	2,016,747
2.7% 2/9/41		12,255,000	8,694,923
John Lewis PLC 6.125% 1/21/25	GBP	2,887,000	3,796,561
Kohl's Corp. 4.25% 7/17/25		35,000	34,667
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	1,800,000	2,308,834
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		810,000	719,249
4.125% 8/1/30 (b)		170,000	156,593
Nordstrom, Inc.:
4.25% 8/1/31		10,000,000	8,898,243
4.375% 4/1/30		1,935,000	1,776,991
			28,402,808
Distributors - 0.0%
Genuine Parts Co. 2.75% 2/1/32		3,756,000	3,225,362
Diversified Consumer Services - 0.0%
Massachusetts Institute of Technology 3.885% 7/1/2116		4,116,000	3,214,871
Service Corp. International 5.125% 6/1/29		1,570,000	1,551,479
Sotheby's 7.375% 10/15/27 (b)		430,000	410,627
Trane Technologies Global Holding Co. Ltd. 5.75% 6/15/43		223,000	236,002
			5,412,979
Hotels, Restaurants & Leisure - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 6.125% 6/15/29 (b)		2,190,000	2,236,592
Aramark Services, Inc. 5% 2/1/28 (b)		5,130,000	5,031,695
Caesars Entertainment, Inc. 6.5% 2/15/32 (b)		1,230,000	1,263,986
Carnival Corp. 7.625% 3/1/26 (b)		915,000	924,269
Churchill Downs, Inc. 6.75% 5/1/31 (b)		810,000	832,372
Garden SpinCo Corp. 8.625% 7/20/30 (b)		110,000	120,033
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		660,000	591,580
3.75% 5/1/29 (b)		1,300,000	1,222,854
4% 5/1/31 (b)		2,935,000	2,712,130
5.875% 4/1/29 (b)		1,300,000	1,324,792
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)		850,000	860,244
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		164,000	163,120
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	875,000	1,082,292
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)		1,200,000	1,184,686
MGM Resorts International 5.75% 6/15/25		1,320,000	1,319,827
NCL Corp. Ltd.:
5.875% 2/15/27 (b)		765,000	766,711
8.375% 2/1/28 (b)		255,000	268,413
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		245,000	245,419
5.5% 4/1/28 (b)		1,555,000	1,567,009
6% 2/1/33 (b)		3,125,000	3,201,213
6.25% 3/15/32 (b)		430,000	444,069
7.25% 1/15/30 (b)		230,000	243,147
Station Casinos LLC 6.625% 3/15/32 (b)		645,000	657,948
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	1,260,000	1,529,858
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)		490,000	469,001
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)		630,000	668,640
Yum! Brands, Inc.:
3.625% 3/15/31		5,083,000	4,665,447
5.35% 11/1/43		125,000	120,840
			35,718,187
Household Durables - 0.0%
Century Communities, Inc. 3.875% 8/15/29 (b)		525,000	486,408
Lennar Corp. 5% 6/15/27		12,243,000	12,346,739
LGI Homes, Inc. 8.75% 12/15/28 (b)		405,000	431,507
Newell Brands, Inc.:
6.625% 9/15/29		1,995,000	1,991,934
6.875% 4/1/36 (d)		270,000	256,749
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)		880,000	773,945
4% 4/15/29 (b)		590,000	547,102
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,820,000	1,903,123
Toll Brothers Finance Corp.:
4.35% 2/15/28		14,431,000	14,265,317
4.875% 11/15/25		1,517,000	1,509,973
4.875% 3/15/27		739,000	739,735
TopBuild Corp. 4.125% 2/15/32 (b)		930,000	846,473
			36,099,005
Leisure Products - 0.1%
Amer Sports Co. 6.75% 2/16/31 (b)		435,000	442,063
Brunswick Corp. 5.85% 3/18/29		34,500,000	35,295,941
Mattel, Inc.:
3.75% 4/1/29 (b)		680,000	645,934
6.2% 10/1/40		475,000	480,556
			36,864,494
Specialty Retail - 0.3%
Advance Auto Parts, Inc.:
1.75% 10/1/27		3,120,000	2,791,489
5.95% 3/9/28		5,301,000	5,363,873
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)		175,000	166,611
5% 2/15/32 (b)		390,000	367,323
AutoNation, Inc.:
1.95% 8/1/28		7,691,000	6,886,550
2.4% 8/1/31		26,621,000	22,190,053
3.85% 3/1/32		3,363,000	3,075,263
4.75% 6/1/30		1,650,000	1,630,170
AutoZone, Inc.:
3.625% 4/15/25		187,000	185,251
4% 4/15/30		19,121,000	18,574,663
6.25% 11/1/28		12,000,000	12,761,643
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)		2,220,000	2,247,734
6.875% 11/1/35		1,385,000	1,430,499
Foot Locker, Inc. 4% 10/1/29 (b)		145,000	126,229
Gap, Inc. 3.875% 10/1/31 (b)		475,000	410,341
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)		425,000	432,358
Hudson Automotive Group 8% 5/15/32 (b)		265,000	279,508
LCM Investments Holdings:
4.875% 5/1/29 (b)		120,000	114,312
8.25% 8/1/31 (b)		360,000	382,771
Lowe's Companies, Inc.:
1.7% 9/15/28		1,724,000	1,551,511
3% 10/15/50		7,286,000	4,805,689
3.75% 4/1/32		36,608,000	34,398,359
4.25% 4/1/52		14,990,000	12,295,278
4.45% 4/1/62		36,330,000	29,656,720
5.625% 4/15/53		12,017,000	12,152,309
O'Reilly Automotive, Inc. 4.2% 4/1/30		193,000	189,533
Sally Holdings LLC 6.75% 3/1/32		450,000	459,032
The Home Depot, Inc.:
2.5% 4/15/27		123,000	118,023
4.95% 6/25/34		15,500,000	15,883,681
5.95% 4/1/41		527,000	580,743
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		545,000	570,958
			192,078,477
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		485,000	435,928
Hanesbrands, Inc. 4.875% 5/15/26 (b)		1,015,000	1,007,950
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		95,000	89,458
Levi Strauss & Co. 3.5% 3/1/31 (b)		555,000	500,659
Tapestry, Inc.:
3.05% 3/15/32		52,782,000	44,187,153
7% 11/27/26		12,776,000	13,178,343
7.05% 11/27/25		4,737,000	4,824,807
7.35% 11/27/28		12,646,000	13,264,735
7.7% 11/27/30		21,792,000	23,204,218
7.85% 11/27/33		15,692,000	16,790,871
The William Carter Co. 5.625% 3/15/27 (b)		746,000	744,675
Wolverine World Wide, Inc. 4% 8/15/29 (b)		630,000	536,482
			118,765,279
TOTAL CONSUMER DISCRETIONARY			573,530,063
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide, Inc. 5.8% 1/23/59 (Reg. S)		14,304,000	15,702,866
Constellation Brands, Inc. 2.875% 5/1/30		5,370,000	4,903,766
Molson Coors Beverage Co. 3% 7/15/26		1,552,000	1,509,544
			22,116,176
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc. 0.95% 2/10/26 (b)		797,000	755,693
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		2,290,000	2,120,881
4.625% 1/15/27 (b)		925,000	903,744
6.5% 2/15/28 (b)		2,910,000	2,947,484
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		940,000	862,316
C&S Group Enterprises LLC 5% 12/15/28 (b)		800,000	604,323
Dollar General Corp.:
3.5% 4/3/30		6,956,000	6,426,406
4.625% 11/1/27		2,000,000	1,986,560
Dollar Tree, Inc.:
2.65% 12/1/31		7,473,000	6,376,881
4% 5/15/25		4,207,000	4,172,761
4.2% 5/15/28		3,971,000	3,897,347
KeHE Distributor / Nextwave 9% 2/15/29 (b)		635,000	662,480
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	300,000	352,125
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	1,140,000	1,343,259
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		130,000	124,434
7.25% 1/15/32 (b)		560,000	591,115
			34,127,809
Food Products - 0.1%
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)		490,000	513,453
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		1,115,000	1,109,206
6% 6/15/30 (b)		160,000	161,958
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)		395,000	415,540
JDE Peet's BV:
1.375% 1/15/27 (b)		3,516,000	3,256,153
2.25% 9/24/31 (b)		3,962,000	3,283,458
Kraft Heinz Foods Co.:
4.875% 10/1/49		10,000,000	9,130,040
7.125% 8/1/39 (b)		9,489,000	11,159,556
Lamb Weston Holdings, Inc.:
4.375% 1/31/32 (b)		855,000	787,563
4.875% 5/15/28 (b)		1,825,000	1,795,739
Pilgrim's Pride Corp. 4.25% 4/15/31		1,190,000	1,121,753
Post Holdings, Inc.:
4.625% 4/15/30 (b)		1,455,000	1,382,845
6.25% 2/15/32 (b)		515,000	528,138
Smithfield Foods, Inc. 3% 10/15/30 (b)		1,317,000	1,158,753
TreeHouse Foods, Inc. 4% 9/1/28		640,000	591,616
Viterra Finance BV 4.9% 4/21/27 (b)		8,282,000	8,292,901
			44,688,672
Household Products - 0.0%
Kronos Acquisition Holdings, Inc. 8.25% 6/30/31 (b)		435,000	447,602
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	790,000	886,670
Resideo Funding, Inc. 6.5% 7/15/32 (b)		685,000	697,373
			2,031,645
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		470,000	488,133
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)		870,000	901,027
Prestige Brands, Inc. 3.75% 4/1/31 (b)		540,000	489,405
			1,878,565
Tobacco - 0.1%
Altria Group, Inc.:
2.35% 5/6/25		346,000	339,884
4.8% 2/14/29		2,374,000	2,387,625
BAT Capital Corp.:
2.125% 8/15/25	GBP	221,000	281,985
2.259% 3/25/28		7,192,000	6,626,258
2.726% 3/25/31		9,590,000	8,434,169
4.7% 4/2/27		2,181,000	2,187,706
5.834% 2/20/31		10,100,000	10,601,196
6.421% 8/2/33		8,000,000	8,674,575
7.75% 10/19/32		5,978,000	6,980,447
BAT International Finance PLC:
1.668% 3/25/26		4,276,000	4,081,246
4.125% 4/12/32 (Reg. S)	EUR	1,500,000	1,663,120
4.448% 3/16/28		4,764,000	4,729,005
5.931% 2/2/29		6,000,000	6,295,467
Imperial Brands Finance PLC:
3.5% 7/26/26 (b)		4,835,000	4,712,558
5.5% 2/1/30 (b)		8,000,000	8,168,278
6.125% 7/27/27 (b)		1,197,000	1,238,726
Philip Morris International, Inc.:
4.375% 11/15/41		1,174,000	1,040,770
5.125% 2/15/30		6,162,000	6,335,199
5.125% 2/13/31		5,200,000	5,334,143
5.75% 11/17/32		5,790,000	6,126,684
Reynolds American, Inc. 5.7% 8/15/35		171,000	175,086
			96,414,127
TOTAL CONSUMER STAPLES			201,256,994
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (b)		670,000	678,357
Baker Hughes Co. 2.061% 12/15/26		656,000	623,535
Kodiak Gas Services LLC 7.25% 2/15/29 (b)		640,000	662,804
Nabors Industries, Inc. 8.875% 8/15/31 (b)		565,000	566,137
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		1,275,000	1,345,863
Star Holding LLC 8.75% 8/1/31 (b)		445,000	435,944
Transocean, Inc. 8.25% 5/15/29 (b)		860,000	870,647
Valaris Ltd. 8.375% 4/30/30 (b)		805,000	839,803
			6,023,090
Oil, Gas & Consumable Fuels - 1.4%
6297782 LLC 4.911% 9/1/27 (b)		8,200,000	8,217,220
Apache Corp.:
5.1% 9/1/40		330,000	291,863
5.25% 2/1/42		1,095,000	968,843
5.35% 7/1/49		80,000	68,248
Baytex Energy Corp. 7.375% 3/15/32 (b)		560,000	579,984
California Resources Corp. 8.25% 6/15/29 (b)		1,310,000	1,351,169
Canadian Natural Resources Ltd.:
2.95% 7/15/30		8,571,000	7,761,230
3.9% 2/1/25		1,172,000	1,164,971
5.85% 2/1/35		296,000	307,169
6.25% 3/15/38		2,434,000	2,593,489
Cenovus Energy, Inc.:
2.65% 1/15/32		768,000	655,257
3.75% 2/15/52		2,379,000	1,730,632
4.25% 4/15/27		5,693,000	5,630,318
5.25% 6/15/37		657,000	645,883
5.4% 6/15/47		1,485,000	1,424,705
6.75% 11/15/39		3,025,000	3,382,441
CNX Midstream Partners LP 4.75% 4/15/30 (b)		115,000	107,259
Columbia Pipelines Holding Co. LLC 6.042% 8/15/28 (b)		5,000,000	5,212,444
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)		4,337,000	4,555,802
6.036% 11/15/33 (b)		11,691,000	12,343,655
6.497% 8/15/43 (b)		10,495,000	11,407,831
6.544% 11/15/53 (b)		6,291,000	6,976,935
6.714% 8/15/63 (b)		3,766,000	4,186,867
Continental Resources, Inc. 5.75% 1/15/31 (b)		1,445,000	1,465,449
CVR Energy, Inc.:
5.75% 2/15/28 (b)		105,000	99,019
8.5% 1/15/29 (b)		615,000	626,562
DCP Midstream Operating LP:
5.125% 5/15/29		6,831,000	6,942,994
5.375% 7/15/25		1,661,000	1,660,411
5.6% 4/1/44		2,939,000	2,899,844
5.625% 7/15/27		2,420,000	2,482,850
6.45% 11/3/36 (b)		410,000	445,025
6.75% 9/15/37 (b)		1,198,000	1,320,842
8.125% 8/16/30		15,000	17,544
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)		860,000	904,270
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29		6,572,000	6,098,648
3.9% 11/15/49		4,359,000	3,253,147
EG Global Finance PLC 12% 11/30/28 (b)		1,280,000	1,396,253
Enbridge, Inc.:
4.25% 12/1/26		1,500,000	1,490,469
5.7% 3/8/33		8,000,000	8,341,586
6% 11/15/28		6,027,000	6,364,690
6.7% 11/15/53		2,200,000	2,498,122
7.2% 6/27/54 (c)		5,400,000	5,566,434
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		685,000	697,054
Energy Transfer LP:
2.9% 5/15/25		2,069,000	2,035,490
3.75% 5/15/30		40,278,000	38,099,738
4% 10/1/27		2,525,000	2,479,302
4.95% 6/15/28		8,476,000	8,563,835
5% 5/15/50		42,639,000	37,816,844
5.25% 4/15/29		2,564,000	2,621,253
5.25% 7/1/29		7,622,000	7,801,300
5.4% 10/1/47		3,324,000	3,107,915
5.6% 9/1/34		2,230,000	2,295,406
5.625% 5/1/27 (b)		3,053,000	3,060,349
5.75% 4/1/25		2,038,000	2,036,405
5.75% 2/15/33		7,491,000	7,789,951
5.8% 6/15/38		2,595,000	2,659,097
6% 6/15/48		2,491,000	2,515,403
6.125% 12/15/45		650,000	667,426
6.25% 4/15/49		6,761,000	7,034,716
7.375% 2/1/31 (b)		275,000	292,785
EnLink Midstream LLC:
5.625% 1/15/28 (b)		105,000	106,934
5.65% 9/1/34		10,746,000	10,933,421
EnLink Midstream Partners LP:
5.05% 4/1/45		840,000	738,684
5.45% 6/1/47		290,000	269,352
5.6% 4/1/44		490,000	463,182
EQM Midstream Partners LP:
5.5% 7/15/28		1,440,000	1,449,611
6.5% 7/1/27 (b)		465,000	476,621
7.5% 6/1/27 (b)		515,000	530,740
EQT Corp.:
3.9% 10/1/27		1,690,000	1,651,311
5.7% 4/1/28		2,186,000	2,245,617
5.75% 2/1/34		21,624,000	22,084,072
Equinor ASA 1.75% 1/22/26		380,000	366,390
Genesis Energy LP/Genesis Energy Finance Corp. 7.875% 5/15/32		215,000	220,600
Global Partners LP/GLP Finance Corp. 7% 8/1/27		3,910,000	3,943,544
Harvest Midstream I LP 7.5% 5/15/32 (b)		815,000	856,773
Hess Corp.:
4.3% 4/1/27		8,399,000	8,341,532
5.6% 2/15/41		72,976,000	74,623,443
5.8% 4/1/47		11,931,000	12,376,144
7.125% 3/15/33		1,403,000	1,598,196
7.3% 8/15/31		3,686,000	4,205,804
7.875% 10/1/29		8,241,000	9,412,398
Hess Midstream Operations LP:
5.125% 6/15/28 (b)		2,280,000	2,253,946
5.5% 10/15/30 (b)		115,000	113,931
5.625% 2/15/26 (b)		4,262,000	4,250,323
Hilcorp Energy I LP/Hilcorp Finance Co.:
6% 4/15/30 (b)		1,020,000	1,014,756
6.25% 11/1/28 (b)		185,000	185,975
Howard Midstream Energy Partners LLC 7.375% 7/15/32 (b)		440,000	455,515
Kinder Morgan, Inc. 3.6% 2/15/51		26,000,000	18,545,610
Kinetik Holdings LP:
5.875% 6/15/30 (b)		445,000	446,429
6.625% 12/15/28 (b)		820,000	844,913
Kraken Oil & Gas Partners LLC 7.625% 8/15/29 (b)		355,000	365,875
Matador Resources Co. 6.5% 4/15/32 (b)		730,000	740,866
MPLX LP:
1.75% 3/1/26		1,690,000	1,615,757
2.65% 8/15/30		7,473,000	6,679,078
4% 2/15/25		172,000	170,893
4% 3/15/28		3,724,000	3,650,840
4.8% 2/15/29		1,376,000	1,389,004
4.95% 9/1/32		16,311,000	16,145,505
5% 3/1/33		12,000,000	11,874,909
5.5% 2/15/49		4,129,000	3,959,241
5.65% 3/1/53		8,756,000	8,551,605
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		110,000	99,524
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		2,215,000	1,917,362
Occidental Petroleum Corp.:
3.5% 8/15/29		465,000	437,733
5.2% 8/1/29		21,326,000	21,625,289
5.375% 1/1/32		23,900,000	24,252,836
5.55% 3/15/26		1,295,000	1,305,658
5.55% 10/1/34		7,000,000	7,112,903
6.125% 1/1/31		30,000,000	31,618,932
6.45% 9/15/36		4,300,000	4,660,200
6.6% 3/15/46		4,886,000	5,275,878
7.5% 5/1/31		7,400,000	8,394,804
7.875% 9/15/31		100,000	115,450
Ovintiv, Inc.:
5.15% 11/15/41		4,009,000	3,495,160
7.375% 11/1/31		648,000	724,027
8.125% 9/15/30		8,544,000	9,871,774
Parkland Corp. 6.625% 8/15/32 (b)		1,120,000	1,131,731
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		1,415,000	1,471,406
Permian Resources Operating LLC:
5.875% 7/1/29 (b)		445,000	445,000
6.25% 2/1/33 (b)		890,000	912,610
7% 1/15/32 (b)		1,100,000	1,153,912
Petroleos Mexicanos:
4.5% 1/23/26		4,359,000	4,191,451
5.95% 1/28/31		17,450,000	14,434,466
6.35% 2/12/48		1,560,000	1,029,787
6.49% 1/23/27		4,247,000	4,120,153
6.5% 3/13/27		9,594,000	9,227,030
6.7% 2/16/32		19,395,000	16,650,608
6.75% 9/21/47		22,490,000	15,301,971
6.84% 1/23/30		1,434,000	1,291,174
6.95% 1/28/60		32,166,000	21,909,228
7.69% 1/23/50		100,606,000	74,669,773
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		6,968,000	6,559,020
3.8% 9/15/30		1,055,000	993,550
5.7% 9/15/34		17,170,000	17,560,876
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		1,335,000	1,239,250
4.95% 7/15/29 (b)		276,000	263,788
6.875% 4/15/40 (b)		105,000	101,776
Sabine Pass Liquefaction LLC 4.5% 5/15/30		14,626,000	14,473,155
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		783,000	824,674
Southwestern Energy Co. 5.375% 2/1/29		1,940,000	1,915,225
Spectra Energy Partners LP 4.5% 3/15/45		543,000	464,185
Summit Midstream Holdings LLC 8.625% 10/31/29 (b)		355,000	368,446
Suncor Energy, Inc. 6.5% 6/15/38		2,128,000	2,343,853
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		635,000	609,667
5.875% 3/15/28		1,335,000	1,336,302
6% 4/15/27		1,005,000	1,006,456
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)		125,000	120,609
6% 12/31/30 (b)		1,355,000	1,292,200
6% 9/1/31 (b)		270,000	255,881
Talos Production, Inc. 9% 2/1/29 (b)		185,000	196,531
Targa Resources Corp. 5.5% 2/15/35		10,286,000	10,443,395
The Williams Companies, Inc.:
2.6% 3/15/31		7,660,000	6,695,812
3.5% 11/15/30		18,113,000	16,971,352
4.65% 8/15/32		22,370,000	22,005,690
4.8% 11/15/29		8,200,000	8,260,459
5.1% 9/15/45		9,765,000	9,082,023
5.3% 8/15/52		5,092,000	4,875,431
5.4% 3/2/26		6,100,000	6,158,889
5.75% 6/24/44		2,747,000	2,770,286
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		279,000	259,033
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		1,140,000	1,077,738
3.875% 11/1/33 (b)		675,000	600,453
4.125% 8/15/31 (b)		325,000	301,270
6.25% 1/15/30 (b)		380,000	395,091
Venture Global LNG, Inc.:
7% 1/15/30 (b)		2,670,000	2,729,669
8.125% 6/1/28 (b)		505,000	528,862
Western Midstream Operating LP:
4.05% 2/1/30		20,164,000	19,300,991
4.65% 7/1/26		1,823,000	1,813,633
4.75% 8/15/28		1,236,000	1,230,103
5.3% 3/1/48		2,900,000	2,621,188
6.15% 4/1/33		4,400,000	4,624,008
6.35% 1/15/29		11,247,000	11,857,780
			982,538,413
TOTAL ENERGY			988,561,503
FINANCIALS - 6.2%
Banks - 3.1%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	1,100,000	1,234,508
AIB Group PLC:
2.25% 4/4/28 (Reg. S) (c)	EUR	3,400,000	3,648,220
4.625% 7/23/29 (Reg. S) (c)	EUR	200,000	230,091
5.25% 10/23/31 (Reg. S) (c)	EUR	630,000	755,811
5.871% 3/28/35 (b)(c)		5,000,000	5,172,122
6.608% 9/13/29 (b)(c)		10,500,000	11,131,965
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/35 (c)		1,400,000	1,456,670
Banco Santander SA 2.749% 12/3/30		10,800,000	9,400,292
Bank of America Corp.:
1.197% 10/24/26 (c)		6,035,000	5,789,864
1.319% 6/19/26 (c)		1,966,000	1,907,965
1.734% 7/22/27 (c)		25,000,000	23,716,191
1.898% 7/23/31 (c)		6,975,000	5,971,844
2.299% 7/21/32 (c)		50,000,000	42,561,038
2.496% 2/13/31 (c)		6,724,000	6,024,203
2.592% 4/29/31 (c)		7,784,000	6,982,665
2.972% 2/4/33 (c)		38,682,000	34,100,473
3.194% 7/23/30 (c)		10,561,000	9,887,691
3.384% 4/2/26 (c)		3,052,000	3,018,613
3.95% 4/21/25		1,724,000	1,710,504
3.97% 3/5/29 (c)		3,624,000	3,549,452
3.974% 2/7/30 (c)		2,345,000	2,282,112
4.183% 11/25/27		6,909,000	6,840,139
4.25% 10/22/26		40,217,000	40,009,385
4.271% 7/23/29 (c)		1,207,000	1,194,157
4.376% 4/27/28 (c)		3,650,000	3,630,651
4.45% 3/3/26		1,202,000	1,197,865
4.571% 4/27/33 (c)		8,718,000	8,528,934
4.948% 7/22/28 (c)		5,000,000	5,051,411
5.015% 7/22/33 (c)		35,614,000	36,028,883
5.288% 4/25/34 (c)		17,000,000	17,435,741
5.819% 9/15/29 (c)		24,000,000	25,067,628
6.11% 1/29/37		1,340,000	1,455,525
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(c)		16,800,000	17,195,386
Bank of Montreal 1.85% 5/1/25		2,414,000	2,366,027
Bank of Nova Scotia 4.5% 12/16/25		2,207,000	2,193,659
Barclays PLC:
2.279% 11/24/27 (c)		31,514,000	29,825,401
2.852% 5/7/26 (c)		18,341,000	18,029,060
3.811% 3/10/42 (c)		7,473,000	5,947,356
4.375% 1/12/26		4,468,000	4,441,586
4.836% 5/9/28		6,102,000	6,052,077
5.088% 6/20/30 (c)		35,939,000	35,804,192
5.2% 5/12/26		1,556,000	1,560,071
5.262% 1/29/34 (Reg. S) (c)	EUR	1,755,000	2,112,088
5.304% 8/9/26 (c)		1,387,000	1,389,241
5.501% 8/9/28 (c)		3,000,000	3,058,146
5.746% 8/9/33 (c)		2,074,000	2,144,822
5.829% 5/9/27 (c)		4,720,000	4,786,464
6.224% 5/9/34 (c)		5,000,000	5,311,893
6.49% 9/13/29 (c)		8,000,000	8,474,528
6.692% 9/13/34 (c)		12,500,000	13,700,437
7.437% 11/2/33 (c)		7,348,000	8,372,781
8.407% 11/14/32 (Reg. S) (c)	GBP	750,000	1,047,314
BNP Paribas SA:
1.323% 1/13/27 (b)(c)(e)		7,967,000	7,584,288
1.904% 9/30/28 (b)(c)		7,317,000	6,743,430
2.159% 9/15/29 (b)(c)		7,271,000	6,556,856
2.219% 6/9/26 (b)(c)		14,952,000	14,606,478
2.5% 3/31/32 (Reg. S) (c)	EUR	1,600,000	1,701,564
2.591% 1/20/28 (b)(c)		2,740,000	2,606,779
2.824% 1/26/41 (b)		5,791,000	4,103,274
BPCE SA:
2.277% 1/20/32 (b)(c)		7,519,000	6,275,403
3.116% 10/19/32 (b)(c)		6,103,000	5,182,243
4.875% 4/1/26 (b)		7,383,000	7,336,907
5.716% 1/18/30 (b)(c)		750,000	768,341
6.508% 1/18/35 (b)(c)		8,800,000	9,141,749
7.003% 10/19/34 (b)(c)		1,150,000	1,272,588
CaixaBank SA:
5.673% 3/15/30 (b)(c)		8,900,000	9,162,280
6.037% 6/15/35 (b)(c)		9,000,000	9,375,613
Canadian Imperial Bank of Commerce:
3.6% 4/7/32		5,114,000	4,713,260
6.092% 10/3/33		11,192,000	12,037,485
Capital One NA 2.28% 1/28/26 (c)		1,962,000	1,935,590
Citibank NA 5.803% 9/29/28		8,000,000	8,395,672
Citigroup, Inc.:
1.122% 1/28/27 (c)		2,000,000	1,899,290
3.07% 2/24/28 (c)		13,000,000	12,544,312
3.106% 4/8/26 (c)		1,931,000	1,905,569
4.075% 4/23/29 (c)		4,606,000	4,530,227
4.125% 7/25/28		6,909,000	6,795,668
4.3% 11/20/26		1,766,000	1,754,922
4.412% 3/31/31 (c)		40,428,000	39,766,089
4.45% 9/29/27		21,445,000	21,343,991
4.6% 3/9/26		18,593,000	18,547,517
5.3% 5/6/44		9,501,000	9,332,516
6.174% 5/25/34 (c)		17,301,000	18,262,863
6.27% 11/17/33 (c)		17,166,000	18,596,972
8.125% 7/15/39		1,076,000	1,400,265
Citizens Financial Group, Inc.:
2.638% 9/30/32		11,627,000	9,445,345
5.718% 7/23/32 (c)		15,200,000	15,514,842
5.841% 1/23/30 (c)		6,700,000	6,887,753
6.645% 4/25/35 (c)		12,968,000	14,014,499
Commerzbank AG:
4.875% 10/16/34 (Reg. S) (c)	EUR	900,000	1,013,061
8.625% 2/28/33 (Reg. S) (c)	GBP	200,000	283,631
Commonwealth Bank of Australia:
2.688% 3/11/31 (b)		3,046,000	2,640,044
3.61% 9/12/34 (b)(c)		3,723,000	3,473,593
3.784% 3/14/32 (b)		16,472,000	15,083,710
Cooperatieve Rabobank UA:
1.98% 12/15/27 (b)(c)		3,614,000	3,399,756
3.649% 4/6/28 (b)(c)		6,943,000	6,766,753
3.75% 7/21/26		4,206,000	4,116,299
3.822% 7/26/34 (Reg. S)	EUR	400,000	451,948
4% 1/10/30 (Reg. S)	EUR	800,000	914,116
4.375% 8/4/25		4,789,000	4,754,512
Credit Agricole SA:
2.811% 1/11/41 (b)		4,167,000	2,962,671
6.251% 1/10/35 (b)(c)		8,000,000	8,395,043
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (c)	GBP	1,760,000	2,163,120
3.875% 1/9/32 (Reg. S) (c)	EUR	2,500,000	2,798,027
DNB Bank ASA:
0.25% 2/23/29 (Reg. S) (c)	EUR	500,000	496,761
1.535% 5/25/27 (b)(c)		51,990,000	49,366,587
1.605% 3/30/28 (b)(c)		3,208,000	2,968,060
Fifth Third Bancorp 8.25% 3/1/38		2,155,000	2,672,133
First Citizens Bank & Trust Co. 6.125% 3/9/28		40,920,000	42,394,697
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)		550,000	526,875
8% 6/15/27 (b)		500,000	523,893
HSBC Holdings PLC:
1.645% 4/18/26 (c)		4,312,000	4,213,354
2.357% 8/18/31 (c)		15,444,000	13,423,069
2.804% 5/24/32 (c)		2,548,000	2,212,959
2.848% 6/4/31 (c)		6,103,000	5,478,287
2.999% 3/10/26 (c)		2,759,000	2,726,028
4.292% 9/12/26 (c)		1,724,000	1,710,992
4.762% 3/29/33 (c)		7,815,000	7,535,777
4.787% 3/10/32 (Reg. S) (c)	EUR	1,270,000	1,491,694
4.856% 5/23/33 (Reg. S) (c)	EUR	1,600,000	1,896,909
4.95% 3/31/30		262,000	266,449
5.21% 8/11/28 (c)		8,310,000	8,427,104
5.25% 3/14/44		1,039,000	1,011,908
5.402% 8/11/33 (c)		5,055,000	5,183,089
6.254% 3/9/34 (c)		200,000	215,063
6.8% 9/14/31 (c)	GBP	320,000	454,589
7.39% 11/3/28 (c)		900,000	968,723
8.201% 11/16/34 (Reg. S) (c)	GBP	1,000,000	1,443,711
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)		6,200,000	4,949,665
4.443% 8/4/28 (c)		6,438,000	6,419,156
6.208% 8/21/29 (c)		9,800,000	10,296,492
Huntington National Bank 5.699% 11/18/25 (c)		3,900,000	3,899,194
ING Groep NV:
1.726% 4/1/27 (c)		1,250,000	1,191,687
4.017% 3/28/28 (c)		9,341,000	9,206,906
4.252% 3/28/33 (c)		6,227,000	5,973,929
4.5% 5/23/29 (Reg. S) (c)	EUR	1,200,000	1,373,992
4.75% 5/23/34 (Reg. S) (c)	EUR	2,600,000	3,083,741
5.335% 3/19/30 (c)		6,500,000	6,645,504
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(c)		17,320,000	15,152,996
5.71% 1/15/26 (b)		94,108,000	94,423,483
6.625% 6/20/33 (b)		805,000	863,283
JPMorgan Chase & Co.:
1.47% 9/22/27 (c)		3,410,000	3,203,195
2.069% 6/1/29 (c)		7,286,000	6,667,912
2.083% 4/22/26 (c)		2,448,000	2,401,458
2.522% 4/22/31 (c)		4,724,000	4,239,155
2.58% 4/22/32 (c)		1,300,000	1,137,989
2.739% 10/15/30 (c)		9,341,000	8,552,870
2.947% 2/24/28 (c)		6,239,000	6,008,255
2.956% 5/13/31 (c)		11,536,000	10,492,734
2.963% 1/25/33 (c)		9,341,000	8,271,462
3.761% 3/21/34 (Reg. S) (c)	EUR	750,000	837,560
3.875% 9/10/24		1,782,000	1,781,326
4.125% 12/15/26		1,748,000	1,736,554
4.25% 10/1/27		3,379,000	3,371,793
4.586% 4/26/33 (c)		50,039,000	49,394,009
4.912% 7/25/33 (c)		112,454,000	113,073,105
5.012% 1/23/30 (c)		8,700,000	8,850,735
5.299% 7/24/29 (c)		19,000,000	19,496,046
5.35% 6/1/34 (c)		20,000,000	20,633,918
5.717% 9/14/33 (c)		65,636,000	68,656,378
Jyske Bank A/S:
5% 10/26/28 (c)	EUR	600,000	690,320
5.125% 5/1/35 (Reg. S) (c)	EUR	385,000	444,340
KBC Group NV:
5.796% 1/19/29 (b)(c)		6,314,000	6,497,761
6.324% 9/21/34 (b)(c)		11,310,000	12,137,207
Lloyds Banking Group PLC:
1.985% 12/15/31 (c)	GBP	1,195,000	1,458,717
2.438% 2/5/26 (c)		575,000	567,848
4.375% 3/22/28		4,320,000	4,286,287
4.5% 1/11/29 (Reg. S) (c)	EUR	630,000	723,115
4.75% 9/21/31 (Reg. S) (c)	EUR	1,550,000	1,816,864
4.976% 8/11/33 (c)		6,227,000	6,180,721
5.985% 8/7/27 (c)		4,700,000	4,805,258
7.953% 11/15/33 (c)		6,196,000	7,169,085
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25		2,000,000	1,941,155
1.538% 7/20/27 (c)		3,276,000	3,091,930
1.64% 10/13/27 (c)		4,211,000	3,959,286
2.193% 2/25/25		2,462,000	2,429,137
5.017% 7/20/28 (c)		4,690,000	4,753,893
5.258% 4/17/30 (c)		6,000,000	6,153,443
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)		5,448,000	5,139,191
1.554% 7/9/27 (c)		2,200,000	2,076,827
4.254% 9/11/29 (c)		1,035,000	1,018,072
NatWest Group PLC:
1.642% 6/14/27 (c)		1,207,000	1,142,030
3.073% 5/22/28 (c)		9,914,000	9,504,949
3.622% 8/14/30 (Reg. S) (c)	GBP	3,400,000	4,397,134
4.771% 2/16/29 (Reg. S) (c)	EUR	500,000	576,066
4.8% 4/5/26		19,815,000	19,813,265
4.964% 8/15/30 (c)		8,200,000	8,236,195
5.808% 9/13/29 (c)		30,000,000	31,176,212
5.847% 3/2/27 (c)		6,200,000	6,289,756
7.416% 6/6/33 (Reg. S) (c)	GBP	850,000	1,172,120
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	1,700,000	1,937,070
PNC Financial Services Group, Inc.:
5.068% 1/24/34 (c)		15,132,000	15,125,970
5.582% 6/12/29 (c)		7,240,000	7,477,833
Regions Financial Corp. 2.25% 5/18/25		1,067,000	1,044,443
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)		7,024,000	6,591,994
6.565% 6/12/29 (c)		5,000,000	5,233,277
Societe Generale:
1.488% 12/14/26 (b)(c)		21,416,000	20,401,397
1.792% 6/9/27 (b)(c)		2,160,000	2,035,762
2.625% 10/16/24 (b)		436,000	434,440
3.625% 3/1/41 (b)		7,066,000	5,034,038
4.25% 4/14/25 (b)		9,840,000	9,743,159
4.677% 6/15/27 (b)		4,831,000	4,840,979
4.75% 11/24/25 (b)		8,022,000	7,939,577
5.634% 1/19/30 (b)(c)		7,780,000	7,914,166
6.221% 6/15/33 (b)(c)		5,911,000	6,071,205
6.446% 1/10/29 (b)(c)		6,850,000	7,090,389
6.691% 1/10/34 (b)(c)		550,000	589,490
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26		3,035,000	2,846,702
The Toronto-Dominion Bank 2.8% 3/10/27		2,626,000	2,525,909
Truist Financial Corp.:
4.123% 6/6/28 (c)		2,000,000	1,966,442
4.26% 7/28/26 (c)		3,031,000	3,003,614
5.122% 1/26/34 (c)		4,235,000	4,212,189
UniCredit SpA:
1.982% 6/3/27 (b)(c)		6,165,000	5,856,553
5.861% 6/19/32 (b)(c)		119,000	118,731
7.296% 4/2/34 (b)(c)		596,000	626,457
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (c)	GBP	1,600,000	2,283,283
Wells Fargo & Co.:
2.164% 2/11/26 (c)		2,935,000	2,894,857
2.188% 4/30/26 (c)		3,173,000	3,110,088
2.879% 10/30/30 (c)		2,200,000	2,016,665
3.068% 4/30/41 (c)		7,784,000	5,949,764
3.526% 3/24/28 (c)		25,667,000	24,992,570
4.3% 7/22/27		28,701,000	28,589,267
4.478% 4/4/31 (c)		19,300,000	19,102,008
4.897% 7/25/33 (c)		106,510,000	105,991,284
5.389% 4/24/34 (c)		8,000,000	8,198,620
5.557% 7/25/34 (c)		18,660,000	19,257,147
5.574% 7/25/29 (c)		25,500,000	26,332,187
6.303% 10/23/29 (c)		12,800,000	13,577,681
Westpac Banking Corp.:
4.11% 7/24/34 (c)		5,791,000	5,553,090
5.405% 8/10/33 (c)		12,205,000	12,376,635
Zions Bancorp. NA 3.25% 10/29/29		5,124,000	4,490,341
			2,116,964,516
Capital Markets - 1.2%
Ares Capital Corp.:
3.25% 7/15/25		42,000,000	41,286,782
3.875% 1/15/26		22,188,000	21,763,767
Athene Global Funding:
1.73% 10/2/26 (b)		4,975,000	4,679,430
2.5% 3/24/28 (b)		6,975,000	6,399,185
2.646% 10/4/31 (b)		3,414,000	2,924,614
5.339% 1/15/27 (b)		26,112,000	26,425,852
5.516% 3/25/27 (b)		7,800,000	7,951,525
5.583% 1/9/29 (b)		18,210,000	18,699,980
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (b)		1,245,000	789,440
3.5% 9/10/49 (b)		4,614,000	3,426,042
Blackstone Private Credit Fund:
4.7% 3/24/25		31,043,000	30,873,419
4.875% 4/14/26	GBP	1,155,000	1,486,615
7.05% 9/29/25		20,620,000	20,945,372
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (c)	EUR	500,000	549,206
4.5% 4/1/25		35,717,000	35,491,197
4.5% 7/12/35 (Reg. S) (c)	EUR	500,000	563,874
6.125% 12/12/30 (Reg. S) (c)	GBP	1,900,000	2,562,609
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)		3,386,000	3,261,534
2.311% 11/16/27 (c)		27,513,000	25,948,485
3.035% 5/28/32 (c)		4,028,000	3,525,346
3.729% 1/14/32 (c)		10,000,000	8,842,845
4.1% 1/13/26		8,332,000	8,223,294
5.706% 2/8/28 (c)		11,000,000	11,182,842
6.72% 1/18/29 (c)		2,294,000	2,415,086
7.146% 7/13/27 (c)		11,860,000	12,302,636
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)		29,132,000	24,804,885
3.102% 2/24/33 (c)		40,000,000	35,382,208
4.25% 10/21/25		12,215,000	12,126,902
4.482% 8/23/28 (c)		3,138,000	3,130,833
6.484% 10/24/29 (c)		12,000,000	12,809,835
6.75% 10/1/37		59,592,000	67,166,910
Hightower Holding LLC 6.75% 4/15/29 (b)		1,385,000	1,322,286
Intercontinental Exchange, Inc.:
3.625% 9/1/28 (b)		6,900,000	6,670,469
4.35% 6/15/29		3,724,000	3,713,446
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		155,000	147,939
LPL Holdings, Inc. 4% 3/15/29 (b)		1,720,000	1,636,369
Moody's Corp. 3.75% 3/24/25		1,371,000	1,361,658
Morgan Stanley:
1.794% 2/13/32 (c)		7,317,000	6,089,482
2.188% 4/28/26 (c)		1,897,000	1,859,826
2.239% 7/21/32 (c)		4,900,000	4,146,609
2.475% 1/21/28 (c)		5,000,000	4,759,023
2.699% 1/22/31 (c)		6,227,000	5,637,624
3.622% 4/1/31 (c)		47,370,000	44,945,860
3.955% 3/21/35 (Reg. S) (c)	EUR	800,000	895,332
4.21% 4/20/28 (c)		6,115,000	6,060,149
4.656% 3/2/29 (c)	EUR	700,000	807,480
4.889% 7/20/33 (c)		49,499,000	49,379,416
5.164% 4/20/29 (c)		16,000,000	16,301,315
5.424% 7/21/34 (c)		20,251,000	20,803,662
5.449% 7/20/29 (c)		16,012,000	16,503,521
6.342% 10/18/33 (c)		39,945,000	43,725,430
NASDAQ, Inc.:
5.95% 8/15/53		1,132,000	1,212,710
6.1% 6/28/63		6,000,000	6,497,094
Nuveen LLC 5.55% 1/15/30 (b)		16,339,000	16,939,523
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)		4,211,000	4,173,071
S&P Global, Inc. 3.9% 3/1/62		2,414,000	1,919,507
State Street Corp. 2.901% 3/30/26 (c)		104,000	102,608
UBS Group AG:
1.305% 2/2/27 (b)(c)		3,100,000	2,942,926
1.494% 8/10/27 (b)(c)		11,792,000	11,055,453
2.125% 11/15/29 (Reg. S) (c)	GBP	1,300,000	1,519,522
2.593% 9/11/25 (b)(c)		16,030,000	16,019,511
3.091% 5/14/32 (b)(c)		5,293,000	4,685,770
3.126% 8/13/30 (b)(c)		5,359,000	4,963,134
3.75% 3/26/25		9,717,000	9,640,330
4.125% 6/9/33 (Reg. S) (c)	EUR	1,680,000	1,900,585
4.194% 4/1/31 (b)(c)		43,154,000	41,699,800
4.55% 4/17/26		1,724,000	1,718,339
4.75% 3/17/32 (Reg. S) (c)	EUR	3,450,000	4,052,966
4.988% 8/5/33 (b)(c)		10,462,000	10,396,609
6.246% 9/22/29 (b)(c)		8,000,000	8,437,977
6.373% 7/15/26 (b)(c)		2,345,000	2,369,397
6.537% 8/12/33 (b)(c)		11,161,000	12,105,257
9.016% 11/15/33 (b)(c)		2,086,000	2,594,617
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)		515,000	534,265
			862,190,417
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26		16,619,000	15,910,016
2.45% 10/29/26		14,854,000	14,157,103
3% 10/29/28		28,306,000	26,473,151
3.3% 1/30/32		15,939,000	14,167,808
3.4% 10/29/33		2,691,000	2,345,987
3.85% 10/29/41		4,396,000	3,608,465
4.45% 4/3/26		4,254,000	4,222,467
5.1% 1/19/29		5,200,000	5,271,730
5.75% 6/6/28		16,700,000	17,271,497
6.1% 1/15/27		4,800,000	4,941,438
6.15% 9/30/30		10,400,000	11,081,151
6.45% 4/15/27		1,866,000	1,941,625
6.5% 7/15/25		7,188,000	7,257,240
Ally Financial, Inc.:
2.2% 11/2/28		8,669,000	7,774,686
4.625% 3/30/25		4,630,000	4,608,594
4.75% 6/9/27		3,759,000	3,745,510
5.125% 9/30/24		3,380,000	3,377,636
5.75% 11/20/25		5,507,000	5,521,637
5.8% 5/1/25		9,417,000	9,435,839
6.992% 6/13/29 (c)		43,000,000	45,606,026
7.1% 11/15/27		17,330,000	18,404,038
8% 11/1/31		17,833,000	20,352,864
Capital One Financial Corp.:
1.878% 11/2/27 (c)		5,931,000	5,583,611
2.359% 7/29/32 (c)		8,448,000	6,778,911
2.636% 3/3/26 (c)		13,528,000	13,337,307
3.2% 2/5/25		1,207,000	1,195,987
3.273% 3/1/30 (c)		12,200,000	11,367,206
3.65% 5/11/27		21,700,000	21,170,052
3.8% 1/31/28		10,723,000	10,403,702
4.927% 5/10/28 (c)		6,900,000	6,933,891
4.985% 7/24/26 (c)		17,135,000	17,097,679
5.247% 7/26/30 (c)		19,853,000	20,056,496
5.7% 2/1/30 (c)		1,100,000	1,132,047
5.817% 2/1/34 (c)		3,589,000	3,667,455
6.312% 6/8/29 (c)		12,000,000	12,552,264
7.624% 10/30/31 (c)		22,914,000	25,866,397
Capstone Borrower, Inc. 8% 6/15/30 (b)		240,000	252,788
Discover Financial Services:
3.95% 11/6/24		1,874,000	1,867,950
4.1% 2/9/27		13,375,000	13,144,507
4.5% 1/30/26		6,750,000	6,709,045
6.7% 11/29/32		6,410,000	6,985,915
Encore Capital Group, Inc. 9.25% 4/1/29 (b)		315,000	335,318
Ford Motor Credit Co. LLC:
2.3% 2/10/25		1,654,000	1,630,300
2.7% 8/10/26		5,665,000	5,410,413
2.9% 2/10/29		275,000	248,962
3.375% 11/13/25		9,760,000	9,534,522
3.625% 6/17/31		5,000,000	4,430,090
4% 11/13/30		16,400,000	15,119,516
4.063% 11/1/24		46,639,000	46,499,079
4.125% 8/17/27		19,335,000	18,803,509
4.445% 2/14/30	EUR	700,000	782,344
4.687% 6/9/25		430,000	427,867
4.95% 5/28/27		20,213,000	20,104,193
5.125% 6/16/25		1,020,000	1,017,266
5.85% 5/17/27		6,500,000	6,610,499
6.8% 5/12/28		6,000,000	6,294,699
6.86% 6/5/26	GBP	1,150,000	1,543,437
6.95% 3/6/26		195,000	199,418
6.95% 6/10/26		9,500,000	9,761,427
Navient Corp. 6.75% 6/15/26		1,050,000	1,068,115
OneMain Finance Corp.:
3.5% 1/15/27		2,190,000	2,076,061
3.875% 9/15/28		3,650,000	3,361,234
Synchrony Financial:
3.95% 12/1/27		8,239,000	7,938,659
5.15% 3/19/29		13,962,000	13,906,032
			610,682,678
Financial Services - 0.5%
Aon Corp. / Aon Global Holdings PLC:
2.6% 12/2/31		2,057,000	1,789,512
5.35% 2/28/33		6,000,000	6,186,732
Aviation Capital Group LLC:
6.25% 4/15/28 (b)		6,500,000	6,754,748
6.75% 10/25/28 (b)		6,500,000	6,886,454
Block, Inc.:
2.75% 6/1/26		465,000	446,580
6.5% 5/15/32 (b)		870,000	902,201
CBRE Global Investors Pan European Core Fund 4.75% 3/27/34 (Reg. S)	EUR	450,000	521,837
Corebridge Financial, Inc.:
3.65% 4/5/27		1,888,000	1,848,550
3.85% 4/5/29		1,514,000	1,461,673
3.9% 4/5/32		27,561,000	25,517,285
4.35% 4/5/42		2,247,000	1,933,248
4.4% 4/5/52		12,648,000	10,509,593
6.05% 9/15/33		9,870,000	10,511,900
Corebridge Global Funding 5.9% 9/19/28 (b)		18,426,000	19,221,514
Equitable Holdings, Inc.:
4.35% 4/20/28		9,527,000	9,406,167
4.572% 2/15/29 (b)		1,989,000	1,970,756
5% 4/20/48		10,215,000	9,529,243
Essent Group Ltd. 6.25% 7/1/29		8,400,000	8,701,004
GGAM Finance Ltd.:
6.875% 4/15/29 (b)		545,000	562,410
7.75% 5/15/26 (b)		1,335,000	1,369,829
8% 2/15/27 (b)		390,000	406,565
Gn Bondco LLC 9.5% 10/15/31 (b)		872,000	887,585
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		1,155,000	1,113,131
6.25% 5/15/26		4,806,000	4,778,428
Jackson Financial, Inc.:
3.125% 11/23/31		15,333,000	13,268,775
4% 11/23/51		3,736,000	2,726,258
5.17% 6/8/27		10,297,000	10,437,021
5.67% 6/8/32		18,859,000	19,468,098
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27		23,449,000	22,263,594
3% 2/2/29		1,724,000	1,592,806
3% 5/15/32		21,344,000	18,241,340
3.625% 1/15/32		24,530,000	22,042,305
4.375% 2/2/52		3,413,000	2,680,722
5.125% 2/1/28		11,858,000	11,917,800
5.5% 1/15/30		60,322,000	60,759,274
5.75% 4/1/33		25,834,000	26,445,207
6.5% 12/1/52		4,982,000	5,248,246
KfW:
0% 9/17/30 (Reg. S)	EUR	400,000	379,594
0.75% 1/15/29 (Reg. S)	EUR	3,240,000	3,321,074
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,600,000	1,562,685
Nationstar Mortgage Holdings, Inc. 6.5% 8/1/29 (b)		670,000	675,366
Nationwide Building Society 6.557% 10/18/27 (b)(c)		6,000,000	6,221,262
Pine Street Trust II 5.568% 2/15/49 (b)		7,700,000	7,433,923
Rexford Industrial Realty LP 2.15% 9/1/31		2,886,000	2,401,115
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/29 (b)		1,055,000	979,280
The Western Union Co. 2.85% 1/10/25		433,000	429,065
Voya Financial, Inc. 4.7% 1/23/48 (c)		3,132,000	2,767,333
			376,479,088
Insurance - 0.5%
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	800,000	1,183,291
AFLAC, Inc. 3.6% 4/1/30		387,000	369,569
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S) (c)	EUR	705,000	690,883
3.2% 9/16/40 (b)		1,085,000	831,827
3.375% 4/7/30 (b)		1,200,000	1,130,658
3.9% 4/6/28 (b)		2,931,000	2,878,446
5.375% 4/5/34 (b)		4,500,000	4,571,571
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 4.25% 10/15/27 (b)		1,320,000	1,272,200
Allianz SE 5.6% 9/3/54 (b)(c)		7,200,000	7,185,937
American International Group, Inc. 5.75% 4/1/48 (c)		3,579,000	3,546,759
AmFam Holdings, Inc. 2.805% 3/11/31 (b)		5,464,000	4,293,614
Aon Corp. 6.25% 9/30/40		142,000	154,873
Argentum Netherlands BV 5.625% 8/15/52 (Reg. S) (c)		5,775,000	5,770,359
Assurant, Inc. 2.65% 1/15/32		7,753,000	6,593,230
Athene Holding Ltd.:
3.45% 5/15/52		6,850,000	4,569,498
3.95% 5/25/51		1,604,000	1,192,355
6.65% 2/1/33		5,044,000	5,493,680
Brown & Brown, Inc. 4.2% 3/17/32		3,550,000	3,358,948
Empower Finance 2020 LP:
1.357% 9/17/27 (b)		1,474,000	1,338,008
3.075% 9/17/51 (b)		3,522,000	2,356,972
Equitable Financial Life Global Funding:
1.3% 7/12/26 (b)		1,724,000	1,623,470
1.4% 8/27/27 (b)		1,724,000	1,575,432
1.7% 11/12/26 (b)		4,197,000	3,943,030
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31		3,434,000	3,082,957
5.625% 8/16/32		13,389,000	13,656,140
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (c)	EUR	800,000	863,291
Five Corners Funding Trust II 2.85% 5/15/30 (b)		21,030,000	19,193,856
Hartford Financial Services Group, Inc. 4.3% 4/15/43		679,000	598,515
Intact Financial Corp. 5.459% 9/22/32 (b)		7,368,000	7,482,571
Jackson National Life Global Funding 5.55% 7/2/27 (b)		8,000,000	8,171,890
Liberty Mutual Group, Inc.:
3.95% 5/15/60 (b)		12,820,000	9,076,010
5.5% 6/15/52 (b)		5,305,000	5,122,606
Lincoln National Corp. 3.4% 1/15/31		14,811,000	13,500,017
Marsh & McLennan Companies, Inc. 5.7% 9/15/53		10,000,000	10,629,623
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (b)		6,056,000	3,887,486
3.729% 10/15/70 (b)		1,622,000	1,143,418
MassMutual Global Funding II 4.85% 1/17/29 (b)		7,800,000	7,950,474
MetLife, Inc. 5.375% 7/15/33		27,000,000	28,270,963
Pacific LifeCorp:
3.35% 9/15/50 (b)		7,037,000	5,005,513
5.125% 1/30/43 (b)		3,343,000	3,207,278
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)		715,000	744,753
Pine Street Trust III 6.223% 5/15/54 (b)		12,000,000	12,701,097
Pricoa Global Funding I 5.375% 5/15/45 (c)		3,148,000	3,126,240
Principal Financial Group, Inc. 3.7% 5/15/29		1,714,000	1,655,468
Prudential Financial, Inc. 6% 9/1/52 (c)		31,987,000	32,813,448
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (c)		3,700,000	3,388,823
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (c)	GBP	1,405,000	1,624,063
6.75% 12/2/44 (Reg. S) (c)		3,605,000	3,605,000
Reinsurance Group of America, Inc. 5.75% 9/15/34		14,700,000	15,268,511
RGA Global Funding 5.448% 5/24/29 (b)		7,900,000	8,148,121
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		650,000	622,716
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		1,000,000	998,300
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		1,484,000	1,389,132
Unum Group:
4% 6/15/29		6,130,000	5,957,332
4.125% 6/15/51		14,274,000	10,921,116
5.75% 8/15/42		3,718,000	3,706,454
Willis Group North America, Inc.:
4.5% 9/15/28		1,897,000	1,887,606
5.35% 5/15/33		13,900,000	14,154,339
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (c)		1,650,000	1,433,040
			330,912,777
TOTAL FINANCIALS			4,297,229,476
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc.:
4.663% 6/15/51		3,736,000	3,325,234
5.15% 3/2/28		1,959,000	2,001,039
5.25% 3/2/33		22,305,000	22,922,339
5.6% 3/2/43		14,041,000	14,350,340
5.65% 3/2/53		7,733,000	7,953,489
5.75% 3/2/63		14,093,000	14,454,172
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		677,000	502,654
Grifols SA % (b)		210,000	199,487
			65,708,754
Health Care Equipment & Supplies - 0.0%
Alcon Finance Corp. 2.75% 9/23/26 (b)		1,414,000	1,362,518
Avantor Funding, Inc. 4.625% 7/15/28 (b)		1,515,000	1,474,351
Hologic, Inc.:
3.25% 2/15/29 (b)		945,000	872,746
4.625% 2/1/28 (b)		65,000	63,475
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		1,325,000	1,365,843
Teleflex, Inc. 4.25% 6/1/28 (b)		145,000	139,348
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	700,000	800,424
			6,078,705
Health Care Providers & Services - 0.5%
180 Medical, Inc. 3.875% 10/15/29 (b)		1,520,000	1,425,375
Centene Corp.:
2.45% 7/15/28		12,813,000	11,723,251
2.5% 3/1/31		24,610,000	20,892,140
2.625% 8/1/31		15,841,000	13,437,233
3% 10/15/30		9,668,000	8,589,414
3.375% 2/15/30		10,225,000	9,362,577
4.25% 12/15/27		10,445,000	10,212,077
4.625% 12/15/29		12,457,000	12,119,318
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)		2,280,000	1,944,670
6.875% 4/15/29 (b)		335,000	288,278
Cigna Group:
3.4% 3/15/50		4,359,000	3,107,454
4.375% 10/15/28		3,698,000	3,677,407
4.8% 8/15/38		2,697,000	2,586,190
4.9% 12/15/48		517,000	474,958
5.25% 2/15/34		7,000,000	7,149,349
5.4% 3/15/33		8,000,000	8,283,060
CVS Health Corp.:
4.78% 3/25/38		2,165,000	1,988,841
5.125% 2/21/30		14,148,000	14,370,852
5.25% 1/30/31		5,087,000	5,172,491
5.3% 6/1/33		14,500,000	14,561,932
5.875% 6/1/53		5,000,000	4,932,216
DaVita, Inc. 4.625% 6/1/30 (b)		505,000	476,164
Elevance Health, Inc.:
2.25% 5/15/30		5,433,000	4,817,292
3.35% 12/1/24		1,379,000	1,371,716
HCA Holdings, Inc.:
3.125% 3/15/27		4,517,000	4,357,228
3.375% 3/15/29		2,198,000	2,077,624
3.5% 9/1/30		12,405,000	11,566,153
3.625% 3/15/32		10,363,000	9,421,509
4.625% 3/15/52		3,307,000	2,798,176
5.125% 6/15/39		1,878,000	1,813,689
5.25% 6/15/49		2,069,000	1,920,380
5.45% 4/1/31		4,500,000	4,616,923
5.625% 9/1/28		9,085,000	9,369,126
5.875% 2/1/29		9,796,000	10,177,050
HealthEquity, Inc. 4.5% 10/1/29 (b)		110,000	104,975
Humana, Inc.:
1.35% 2/3/27		2,069,000	1,916,626
3.7% 3/23/29		548,000	528,952
3.95% 3/15/27		2,000,000	1,969,848
5.375% 4/15/31		15,092,000	15,455,459
ICON Investments Six Designated Activity:
5.849% 5/8/29		7,434,000	7,767,370
6% 5/8/34		5,732,000	6,036,000
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		1,400,000	1,287,226
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		660,000	631,143
Prime Healthcare Foundation, Inc. 7% 12/1/27		2,736,000	2,825,903
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(c)		1,164,547	1,119,421
Sabra Health Care LP:
3.2% 12/1/31		26,025,000	22,572,851
3.9% 10/15/29		7,857,000	7,352,454
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		630,000	661,701
Tenet Healthcare Corp.:
4.625% 6/15/28		5,765,000	5,633,340
5.125% 11/1/27		1,000,000	991,298
6.125% 6/15/30		425,000	431,640
Toledo Hospital 5.325% 11/15/28		2,395,000	2,353,088
UnitedHealth Group, Inc.:
3.95% 10/15/42		74,000	63,550
4.625% 7/15/35		418,000	414,610
4.75% 7/15/45		1,023,000	964,460
Universal Health Services, Inc. 2.65% 1/15/32		9,523,000	8,125,822
			310,289,850
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 5/15/27 (b)		630,000	625,445
6.5% 5/15/30 (b)		1,310,000	1,359,094
			1,984,539
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		1,700,000	1,592,994
4.25% 5/1/28 (b)		70,000	67,495
			1,660,489
Pharmaceuticals - 0.2%
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	850,000	984,331
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)		43,952,000	43,446,001
4.375% 12/15/28 (b)		5,293,000	5,178,621
4.875% 6/25/48 (b)		5,321,000	4,528,453
Bayer U.S. Finance LLC:
6.375% 11/21/30 (b)		1,480,000	1,573,478
6.5% 11/21/33 (b)		9,800,000	10,446,457
6.875% 11/21/53 (b)		5,000,000	5,442,801
Bristol-Myers Squibb Co.:
5.2% 2/22/34		7,000,000	7,260,783
5.5% 2/22/44		1,409,000	1,453,990
5.55% 2/22/54		4,780,000	4,934,688
5.65% 2/22/64		6,900,000	7,112,165
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)		8,545,000	8,848,553
Jazz Securities DAC 4.375% 1/15/29 (b)		425,000	404,460
Mylan NV 4.55% 4/15/28		3,354,000	3,321,129
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		1,105,000	1,056,400
5.125% 4/30/31 (b)		1,630,000	1,526,566
Perrigo Finance PLC 4.65% 6/15/30		6,476,000	6,258,850
Utah Acquisition Sub, Inc. 3.95% 6/15/26		2,065,000	2,035,651
Viatris, Inc.:
1.65% 6/22/25		153,000	148,621
2.7% 6/22/30		12,763,000	11,235,461
4% 6/22/50		3,517,000	2,492,843
			129,690,302
TOTAL HEALTH CARE			515,412,639
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		746,000	744,712
BAE Systems PLC:
3.4% 4/15/30 (b)		8,797,000	8,260,061
5.25% 3/26/31 (b)		7,319,000	7,536,765
5.3% 3/26/34 (b)		11,900,000	12,204,837
5.5% 3/26/54 (b)		1,703,000	1,737,206
BWX Technologies, Inc. 4.125% 6/30/28 (b)		780,000	752,699
Howmet Aerospace, Inc.:
5.95% 2/1/37		675,000	731,598
6.75% 1/15/28		615,000	654,720
Moog, Inc. 4.25% 12/15/27 (b)		1,580,000	1,521,833
Northrop Grumman Corp. 4.03% 10/15/47		3,355,000	2,801,297
Rolls-Royce PLC 5.75% 10/15/27 (b)		1,015,000	1,040,670
RTX Corp.:
6.1% 3/15/34		7,000,000	7,620,551
6.4% 3/15/54		6,800,000	7,804,539
The Boeing Co.:
2.7% 2/1/27		1,724,000	1,634,319
2.75% 2/1/26		2,071,000	2,002,209
3.25% 2/1/28		4,359,000	4,106,755
3.625% 2/1/31		14,000,000	12,664,983
5.04% 5/1/27		19,675,000	19,701,068
5.15% 5/1/30		55,693,000	55,549,982
5.805% 5/1/50		14,165,000	13,369,564
5.93% 5/1/60		6,070,000	5,733,468
6.259% 5/1/27 (b)		649,000	667,682
6.298% 5/1/29 (b)		9,431,000	9,849,308
6.388% 5/1/31 (b)		7,220,000	7,605,302
6.528% 5/1/34 (b)		7,701,000	8,156,220
6.858% 5/1/54 (b)		9,014,000	9,705,702
7.008% 5/1/64 (b)		8,899,000	9,584,406
TransDigm, Inc. 6.375% 3/1/29 (b)		2,150,000	2,215,706
			215,958,162
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/30 (b)		875,000	875,014
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		2,565,000	2,525,347
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		1,415,000	1,292,810
Carlisle Companies, Inc. 2.75% 3/1/30		6,227,000	5,657,331
Carrier Global Corp.:
2.493% 2/15/27		518,000	496,486
2.7% 2/15/31		6,352,000	5,650,989
4.5% 11/29/32	EUR	525,000	617,189
5.9% 3/15/34		3,165,000	3,414,075
6.2% 3/15/54		1,962,000	2,224,598
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)		945,000	967,712
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		1,165,000	1,089,246
			23,935,783
Commercial Services & Supplies - 0.0%
ADT Corp.:
4.125% 8/1/29 (b)		270,000	256,404
4.875% 7/15/32 (b)		1,270,000	1,207,248
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		640,000	649,781
Artera Services LLC 8.5% 2/15/31 (b)		855,000	855,972
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		640,000	697,326
Clean Harbors, Inc. 6.375% 2/1/31 (b)		110,000	112,411
CoreCivic, Inc. 8.25% 4/15/29		430,000	453,614
GFL Environmental, Inc. 6.75% 1/15/31 (b)		310,000	323,819
Madison IAQ LLC 4.125% 6/30/28 (b)		2,045,000	1,945,817
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)		1,980,000	1,874,655
Stericycle, Inc. 3.875% 1/15/29 (b)		750,000	728,259
The GEO Group, Inc. 8.625% 4/15/29		490,000	508,313
Wrangler Holdco Corp. 6.625% 4/1/32 (b)		1,970,000	2,033,932
			11,647,551
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,777,000	1,778,685
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (b)		275,000	258,923
Vertiv Group Corp. 4.125% 11/15/28 (b)		1,125,000	1,079,944
			1,338,867
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	1,740,000	1,875,255
Burlington Northern Santa Fe LLC:
4.15% 4/1/45		564,000	488,176
4.4% 3/15/42		1,397,000	1,273,589
CSX Corp.:
3.8% 4/15/50		78,000	63,196
4.3% 3/1/48		5,524,000	4,813,621
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)		650,000	664,345
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	1,300,000	1,422,894
Norfolk Southern Corp. 5.35% 8/1/54		5,400,000	5,417,944
Uber Technologies, Inc. 4.5% 8/15/29 (b)		2,765,000	2,711,731
XPO, Inc.:
6.25% 6/1/28 (b)		630,000	642,740
7.125% 2/1/32 (b)		750,000	784,630
			20,158,121
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)		800,000	776,354
Trane Technologies Financing Ltd. 4.65% 11/1/44		314,000	288,608
			1,064,962
Machinery - 0.1%
AGCO Corp. 5.8% 3/21/34		7,687,000	7,906,040
Allison Transmission, Inc. 3.75% 1/30/31 (b)		1,015,000	922,398
ESAB Corp. 6.25% 4/15/29 (b)		780,000	801,289
Ingersoll Rand, Inc.:
5.176% 6/15/29		7,800,000	8,001,549
5.314% 6/15/31		8,500,000	8,792,152
5.45% 6/15/34		8,200,000	8,528,218
5.7% 8/14/33		4,393,000	4,633,875
Otis Worldwide Corp. 2.056% 4/5/25		1,790,000	1,758,449
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,715,000	1,688,349
			43,032,319
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		200,000	190,498
Passenger Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29		2,246,939	2,119,836
American Airlines, Inc.:
3.75% 4/15/27		1,413,535	1,382,058
7.25% 2/15/28 (b)		195,000	196,213
8.5% 5/15/29 (b)		745,000	774,547
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		443,333	441,037
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)		1,273,491	1,125,882
Delta Air Lines, Inc. 2.9% 10/28/24		1,897,000	1,886,708
SMBC Aviation Capital Finance 5.7% 7/25/33 (b)		6,000,000	6,170,684
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29		1,567,407	1,482,466
United Airlines, Inc.:
equipment trust certificate 4.6% 9/1/27		1,595,052	1,572,532
4.375% 4/15/26 (b)		2,840,000	2,771,468
			19,923,431
Professional Services - 0.0%
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		1,365,000	1,312,282
4% 7/1/29 (b)		105,000	101,467
5.95% 8/4/33		10,000,000	10,585,900
TriNet Group, Inc.:
3.5% 3/1/29 (b)		805,000	744,687
7.125% 8/15/31 (b)		260,000	269,645
			13,013,981
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.2% 1/15/27		3,428,000	3,241,074
2.875% 1/15/32		9,528,000	8,250,675
3.375% 7/1/25		11,630,000	11,463,149
3.75% 6/1/26		5,000,000	4,905,606
5.3% 2/1/28		7,037,000	7,174,856
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		480,000	492,920
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32 (b)		870,000	910,186
7.875% 12/1/30 (b)		645,000	692,207
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	1,100,000	1,388,408
United Rentals North America, Inc. 6.125% 3/15/34 (b)		1,080,000	1,103,197
			39,622,278
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)		5,500,000	5,088,483
2.875% 2/15/25 (b)		9,687,000	9,560,732
3.25% 2/15/27 (b)		11,688,000	11,197,755
4.25% 4/15/26 (b)		874,000	860,446
4.375% 5/1/26 (b)		8,375,000	8,249,528
5.5% 1/15/26 (b)		1,754,000	1,756,185
5.75% 3/1/29 (b)		14,000,000	14,337,266
6.375% 5/4/28 (b)		26,845,000	27,904,815
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	1,250,000	1,654,674
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	700,000	667,018
			81,276,902
TOTAL INDUSTRIALS			473,816,554
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
HTA Group Ltd. 7.5% 6/4/29 (b)		1,535,000	1,544,901
ViaSat, Inc. 5.625% 9/15/25 (b)		680,000	673,225
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		895,000	796,313
			3,014,439
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp. 5.25% 4/5/34		4,400,000	4,527,343
Coherent Corp. 5% 12/15/29 (b)		1,965,000	1,900,124
CPI CG, Inc. 10% 7/15/29 (b)		235,000	247,158
Dell International LLC/EMC Corp.:
3.375% 12/15/41		3,736,000	2,858,263
3.45% 12/15/51		1,801,000	1,283,483
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		360,000	372,639
Lightning Power LLC 7.25% 8/15/32 (b)		415,000	428,818
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		2,410,000	2,176,124
TTM Technologies, Inc. 4% 3/1/29 (b)		515,000	486,036
Vontier Corp.:
2.4% 4/1/28		7,691,000	7,034,573
2.95% 4/1/31		8,630,000	7,464,241
			28,778,802
IT Services - 0.1%
Acuris Finance U.S.:
5% 5/1/28 (b)		780,000	698,236
9% 8/1/29 (b)		470,000	470,000
Amentum Escrow Corp. 7.25% 8/1/32 (b)		530,000	554,167
ASGN, Inc. 4.625% 5/15/28 (b)		1,825,000	1,763,260
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26		5,350,000	5,104,070
5.1% 3/1/30		18,200,000	18,284,084
5.55% 8/22/34		10,150,000	10,235,260
Gartner, Inc.:
3.625% 6/15/29 (b)		655,000	618,408
3.75% 10/1/30 (b)		255,000	236,124
4.5% 7/1/28 (b)		395,000	387,928
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		1,450,000	1,348,223
			39,699,760
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.:
1.95% 2/15/28 (b)		4,603,000	4,231,494
2.45% 2/15/31 (b)		65,196,000	56,885,793
2.6% 2/15/33 (b)		23,971,000	20,094,741
3.137% 11/15/35 (b)		6,850,000	5,726,520
3.187% 11/15/36 (b)		6,678,000	5,525,543
3.419% 4/15/33 (b)		8,000,000	7,128,147
3.5% 2/15/41 (b)		23,037,000	18,406,397
3.75% 2/15/51 (b)		1,693,000	1,316,054
5.05% 7/12/29		16,700,000	17,025,792
5.15% 11/15/31		16,700,000	17,060,105
Entegris, Inc. 4.375% 4/15/28 (b)		1,255,000	1,205,484
Marvell Technology, Inc.:
2.45% 4/15/28		4,982,000	4,604,676
5.75% 2/15/29		4,817,000	5,019,713
5.95% 9/15/33		3,772,000	4,006,427
Micron Technology, Inc.:
2.703% 4/15/32		2,039,000	1,746,850
3.366% 11/1/41		2,223,000	1,671,601
3.477% 11/1/51		2,229,000	1,583,899
4.185% 2/15/27		4,448,000	4,403,709
5.3% 1/15/31		9,833,000	10,081,228
ON Semiconductor Corp. 3.875% 9/1/28 (b)		500,000	475,180
Qorvo, Inc. 4.375% 10/15/29		1,155,000	1,112,264
			189,311,617
Software - 0.0%
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		825,000	829,112
Cloud Software Group, Inc. 9% 9/30/29 (b)		520,000	523,360
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		505,000	521,408
Crowdstrike Holdings, Inc. 3% 2/15/29		495,000	453,607
Elastic NV 4.125% 7/15/29 (b)		495,000	461,188
Fair Isaac Corp.:
4% 6/15/28 (b)		1,130,000	1,079,169
5.25% 5/15/26 (b)		793,000	792,594
Open Text Corp.:
3.875% 2/15/28 (b)		420,000	398,211
3.875% 12/1/29 (b)		3,115,000	2,871,755
Oracle Corp.:
2.875% 3/25/31		7,473,000	6,687,133
3.85% 4/1/60		8,300,000	5,996,618
5.375% 7/15/40		135,000	133,490
Roper Technologies, Inc.:
1.4% 9/15/27		1,724,000	1,577,991
1.75% 2/15/31		3,736,000	3,114,587
2% 6/30/30		4,476,000	3,884,028
2.95% 9/15/29		2,830,000	2,633,502
4.5% 10/15/29		6,800,000	6,787,746
VMware, Inc. 1.4% 8/15/26		925,000	870,090
			39,615,589
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 8.25% 12/15/29		2,865,000	3,105,431
TOTAL INFORMATION TECHNOLOGY			303,525,638
MATERIALS - 0.2%
Chemicals - 0.2%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		935,000	920,002
Celanese U.S. Holdings LLC:
6.165% 7/15/27		11,832,000	12,209,088
6.33% 7/15/29		3,736,000	3,949,221
6.35% 11/15/28		15,274,000	16,069,984
6.55% 11/15/30		18,481,000	19,819,043
6.7% 11/15/33		9,043,000	9,775,486
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)		345,000	331,112
1.832% 10/15/27 (b)		6,986,000	6,408,739
2.3% 11/1/30 (b)		5,293,000	4,589,230
3.468% 12/1/50 (b)		3,000,000	2,078,703
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)		509,250	417,585
LSB Industries, Inc. 6.25% 10/15/28 (b)		460,000	450,794
LYB International Finance III LLC:
1.25% 10/1/25		1,661,000	1,598,066
2.25% 10/1/30		3,241,000	2,836,260
Methanex Corp.:
5.125% 10/15/27		1,365,000	1,343,598
5.25% 12/15/29		90,000	88,457
5.65% 12/1/44		931,000	831,574
NOVA Chemicals Corp.:
5% 5/1/25 (b)		1,030,000	1,023,774
5.25% 6/1/27 (b)		949,000	936,787
8.5% 11/15/28 (b)		1,400,000	1,492,590
Nufarm Australia Ltd. 5% 1/27/30 (b)		1,125,000	1,042,684
Olin Corp.:
5% 2/1/30		1,715,000	1,657,795
5.125% 9/15/27		975,000	963,203
5.625% 8/1/29		2,465,000	2,457,674
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)		455,000	484,661
SPCM SA 3.125% 3/15/27 (b)		485,000	453,094
The Chemours Co. LLC:
5.375% 5/15/27		2,015,000	1,957,918
5.75% 11/15/28 (b)		275,000	257,700
The Dow Chemical Co. 5.15% 2/15/34		12,200,000	12,331,079
Tronox, Inc. 4.625% 3/15/29 (b)		1,145,000	1,043,471
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		980,000	958,340
7.375% 3/1/31 (b)		95,000	98,676
			110,876,388
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		250,000	253,214
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)		780,000	837,251
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		320,000	336,400
VM Consolidated, Inc. 5.5% 4/15/29 (b)		675,000	656,927
			2,083,792
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (b)		1,630,000	1,478,896
Ball Corp.:
2.875% 8/15/30		2,065,000	1,825,168
3.125% 9/15/31		955,000	834,949
6% 6/15/29		395,000	406,438
Graphic Packaging International, Inc.:
3.75% 2/1/30 (b)		1,165,000	1,077,494
6.375% 7/15/32 (b)		870,000	889,513
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)		785,000	811,635
OI European Group BV 4.75% 2/15/30 (b)		280,000	262,815
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)		985,000	996,696
Sealed Air Corp.:
5% 4/15/29 (b)		1,540,000	1,510,455
6.875% 7/15/33 (b)		1,105,000	1,182,679
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)		270,000	274,247
7.25% 2/15/31 (b)		515,000	541,209
Smurfit Kappa Treasury ULC 5.438% 4/3/34 (b)		10,500,000	10,798,410
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		410,000	404,798
			23,295,402
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)		170,000	178,777
Anglo American Capital PLC 3.875% 3/16/29 (b)		6,227,000	5,997,379
Arsenal AIC Parent LLC 8% 10/1/30 (b)		155,000	166,647
Cleveland-Cliffs, Inc.:
4.875% 3/1/31 (b)		1,480,000	1,359,207
6.75% 4/15/30 (b)		510,000	517,054
7% 3/15/32 (b)		400,000	401,702
Commercial Metals Co. 3.875% 2/15/31		915,000	830,023
Constellium NV 6.375% 8/15/32 (b)		890,000	903,351
ERO Copper Corp. 6.5% 2/15/30 (b)		1,445,000	1,408,138
FMG Resources August 2006 Pty Ltd. 4.5% 9/15/27 (b)		2,215,000	2,142,307
Glencore Funding LLC 6.125% 10/6/28 (b)		2,000,000	2,089,120
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		135,000	133,134
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		1,655,000	1,571,662
Mineral Resources Ltd. 8% 11/1/27 (b)		2,075,000	2,107,631
Novelis Corp. 3.875% 8/15/31 (b)		470,000	421,407
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		75,000	71,335
Vale Overseas Ltd. 6.4% 6/28/54		2,975,000	3,034,500
Vibrantz Technologies, Inc. 9% 2/15/30 (b)		675,000	615,781
			23,949,155
TOTAL MATERIALS			160,204,737
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Agree LP:
4.8% 10/1/32		6,806,000	6,682,366
5.625% 6/15/34		13,770,000	14,202,823
Alexandria Real Estate Equities, Inc.:
2% 5/18/32		8,258,000	6,709,118
4.9% 12/15/30		7,224,000	7,304,570
American Homes 4 Rent LP:
2.375% 7/15/31		1,482,000	1,251,513
3.375% 7/15/51		2,291,000	1,573,393
3.625% 4/15/32		8,742,000	7,949,750
4.3% 4/15/52		5,604,000	4,517,797
5.5% 7/15/34		10,177,000	10,381,473
American Tower Corp. 2.1% 6/15/30		3,550,000	3,089,006
Boston Properties, Inc.:
2.9% 3/15/30		6,500,000	5,735,005
3.2% 1/15/25		1,035,000	1,025,414
4.5% 12/1/28		4,766,000	4,643,107
Brixmor Operating Partnership LP:
3.85% 2/1/25		1,010,000	1,002,566
4.05% 7/1/30		10,487,000	10,045,946
4.125% 6/15/26		5,827,000	5,756,966
4.125% 5/15/29		20,383,000	19,771,129
5.5% 2/15/34		6,800,000	6,877,793
Corporate Office Properties LP:
2% 1/15/29		7,631,000	6,711,453
2.25% 3/15/26		3,486,000	3,342,314
2.75% 4/15/31		8,767,000	7,519,782
2.9% 12/1/33		8,223,000	6,725,751
GLP Capital LP/GLP Financing II, Inc. 5.625% 9/15/34		10,350,000	10,463,270
Healthcare Realty Holdings LP:
3.1% 2/15/30		1,868,000	1,699,438
3.5% 8/1/26		1,945,000	1,900,288
Hudson Pacific Properties LP:
3.95% 11/1/27		2,573,000	2,285,541
4.65% 4/1/29		12,862,000	10,632,794
5.95% 2/15/28		17,949,000	16,031,864
Invitation Homes Operating Partnership LP:
2% 8/15/31		2,893,000	2,388,664
4.15% 4/15/32		13,560,000	12,776,625
Iron Mountain, Inc. 4.875% 9/15/29 (b)		5,715,000	5,546,794
Kimco Realty OP, LLC:
2.25% 12/1/31		15,265,000	12,779,652
6.4% 3/1/34		20,000,000	22,028,564
Kite Realty Group LP 5.5% 3/1/34		5,568,000	5,644,473
Kite Realty Group Trust:
4% 3/15/25		11,618,000	11,499,480
4.75% 9/15/30		20,325,000	20,130,472
LXP Industrial Trust (REIT) 2.7% 9/15/30		1,445,000	1,266,984
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		1,890,000	1,290,971
5.25% 8/1/26		3,215,000	3,024,185
NNN (REIT), Inc. 5.6% 10/15/33		12,000,000	12,338,279
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		27,105,000	22,934,317
3.375% 2/1/31		13,114,000	11,690,199
3.625% 10/1/29		8,376,000	7,794,632
4.5% 1/15/25		2,396,000	2,385,775
4.5% 4/1/27		5,129,000	5,067,771
4.75% 1/15/28		14,408,000	14,283,607
5.25% 1/15/26		6,569,000	6,569,040
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		300,000	307,508
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34		5,448,000	5,609,574
Piedmont Operating Partnership LP:
2.75% 4/1/32		3,748,000	2,945,040
6.875% 7/15/29		10,020,000	10,410,004
Prologis International Funding II SA 4.375% 7/1/36 (Reg. S)	EUR	400,000	455,666
Realty Income Corp.:
2.1% 3/15/28		1,631,000	1,502,229
2.2% 6/15/28		1,380,000	1,269,893
2.85% 12/15/32		1,998,000	1,717,899
3.25% 1/15/31		1,828,000	1,678,877
3.4% 1/15/28		2,874,000	2,774,816
Retail Opportunity Investments Partnership LP 4% 12/15/24		641,000	637,777
Safehold Operating Partnership LP 2.85% 1/15/32		345,000	295,714
SBA Communications Corp.:
3.125% 2/1/29		2,395,000	2,203,919
3.875% 2/15/27		515,000	498,203
Service Properties Trust:
3.95% 1/15/28		40,000	33,990
5.5% 12/15/27		430,000	404,493
Simon Property Group LP 2.45% 9/13/29		3,008,000	2,736,196
Store Capital LLC:
2.7% 12/1/31		8,095,000	6,793,013
2.75% 11/18/30		4,066,000	3,515,805
4.625% 3/15/29		2,374,000	2,309,504
Sun Communities Operating LP:
2.3% 11/1/28		4,282,000	3,872,805
2.7% 7/15/31		9,688,000	8,296,458
4.2% 4/15/32		9,341,000	8,663,200
5.7% 1/15/33		7,726,000	7,864,737
UDR, Inc. 2.1% 8/1/32		4,480,000	3,639,506
Ventas Realty LP:
2.5% 9/1/31		25,590,000	21,868,225
2.65% 1/15/25		1,375,000	1,359,767
3% 1/15/30		16,847,000	15,418,034
4% 3/1/28		2,553,000	2,497,448
4.125% 1/15/26		999,000	988,495
4.4% 1/15/29		6,227,000	6,163,664
4.75% 11/15/30		16,500,000	16,492,444
VICI Properties LP:
4.375% 5/15/25		2,145,000	2,124,765
4.75% 2/15/28		14,680,000	14,622,233
4.95% 2/15/30		21,594,000	21,516,512
5.125% 5/15/32		18,487,000	18,274,438
5.75% 4/1/34		4,314,000	4,443,662
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)		3,840,000	3,790,700
4.5% 9/1/26 (b)		1,508,000	1,494,175
4.625% 6/15/25 (b)		150,000	148,674
Vornado Realty LP:
2.15% 6/1/26		4,402,000	4,164,385
3.4% 6/1/31		14,755,000	12,528,993
WP Carey, Inc.:
2.4% 2/1/31		3,511,000	3,017,057
3.85% 7/15/29		1,991,000	1,916,182
4.25% 7/23/32	EUR	300,000	337,977
			600,877,370
Real Estate Management & Development - 0.2%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	1,314,000	588,987
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S) (c)	EUR	500,000	171,475
5% 4/27/27 (Reg. S) (c)	EUR	5,500,000	1,890,787
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	4,220,000	4,194,116
2.625% 10/20/28 (Reg. S)	GBP	650,000	758,020
Brandywine Operating Partnership LP:
3.95% 11/15/27		4,382,000	4,105,175
4.55% 10/1/29		3,023,000	2,769,894
8.05% 3/15/28		19,371,000	20,612,255
8.875% 4/12/29		22,481,000	24,431,159
CBRE Group, Inc.:
2.5% 4/1/31		10,225,000	8,812,036
4.875% 3/1/26		7,844,000	7,853,134
CPI Property Group SA 7% 5/7/29 (Reg. S)	EUR	300,000	334,316
Essex Portfolio LP 5.5% 4/1/34		4,442,000	4,559,326
Greystar Real Estate Partners 7.75% 9/1/30 (b)		115,000	122,369
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	1,390,000	1,360,745
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,400,000	1,243,464
Kennedy-Wilson, Inc. 4.75% 2/1/30		890,000	785,368
Logicor Financing SARL 4.25% 7/18/29 (Reg. S)	EUR	1,200,000	1,338,513
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	650,000	553,253
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	700,000	736,913
Tanger Properties LP:
2.75% 9/1/31		16,949,000	14,442,448
3.125% 9/1/26		2,628,000	2,527,535
3.875% 7/15/27		11,191,000	10,869,585
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)		875,000	882,283
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,300,000	1,370,572
			117,313,728
TOTAL REAL ESTATE			718,191,098
UTILITIES - 1.0%
Electric Utilities - 0.6%
Alabama Power Co. 3.05% 3/15/32		18,116,000	16,261,694
American Transmission Systems, Inc. 2.65% 1/15/32 (b)		5,846,000	5,051,381
Amprion GmbH:
3.125% 8/27/30 (Reg. S)	EUR	500,000	545,945
3.625% 5/21/31 (Reg. S)	EUR	300,000	335,831
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)		1,625,000	1,474,488
4.75% 3/15/28 (b)		140,000	136,011
Cleco Corporate Holdings LLC:
3.375% 9/15/29		11,796,000	10,755,632
3.743% 5/1/26		19,755,000	19,352,216
Cleveland Electric Illuminating Co.:
3.5% 4/1/28 (b)		5,498,000	5,282,667
5.95% 12/15/36		2,055,000	2,177,609
Consolidated Edison Co. of New York, Inc.:
5.2% 3/1/33		8,097,000	8,366,324
5.5% 3/15/34		5,000,000	5,260,561
5.9% 11/15/53		5,000,000	5,371,412
DPL, Inc. 4.35% 4/15/29		7,785,000	7,278,548
Duke Energy Carolinas LLC 4.95% 1/15/33		8,000,000	8,125,450
Duke Energy Corp.:
2.45% 6/1/30		790,000	706,154
2.55% 6/15/31		4,359,000	3,782,863
3.85% 6/15/34	EUR	1,450,000	1,585,528
4.3% 3/15/28		2,316,000	2,302,811
4.5% 8/15/32		12,535,000	12,211,172
5% 8/15/52		17,535,000	16,087,893
6.1% 9/15/53		8,700,000	9,300,119
Duke Energy Indiana LLC 4.9% 7/15/43		1,678,000	1,588,379
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		7,005,000	6,060,155
2.775% 1/7/32 (b)		11,501,000	9,723,811
3.616% 8/1/27 (b)		2,736,000	2,650,241
Edison International 5.45% 6/15/29		20,000,000	20,564,745
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	800,000	946,664
5.5% 1/25/35 (Reg. S)	GBP	1,500,000	1,925,703
EnBW International Finance BV 3.5% 7/22/31 (Reg. S)	EUR	1,400,000	1,555,763
ENEL Finance International NV:
5.125% 6/26/29 (b)		9,300,000	9,440,315
5.5% 6/26/34 (b)		9,385,000	9,527,362
7.5% 10/14/32 (b)		1,105,000	1,269,247
Enel SpA 3.375% (Reg. S) (c)(f)	EUR	671,000	727,250
Exelon Corp.:
2.75% 3/15/27		269,000	258,386
3.35% 3/15/32		20,066,000	18,280,906
4.05% 4/15/30		4,724,000	4,604,925
4.1% 3/15/52		3,609,000	2,918,962
5.15% 3/15/29		6,500,000	6,672,650
5.3% 3/15/33		9,000,000	9,264,078
5.45% 3/15/34		7,200,000	7,434,991
5.6% 3/15/53		6,800,000	6,883,223
FirstEnergy Corp.:
1.6% 1/15/26		199,000	190,367
2.05% 3/1/25		1,118,000	1,097,842
2.25% 9/1/30		7,286,000	6,339,111
2.65% 3/1/30		11,794,000	10,650,079
Firstenergy Pennsylvania Elect 5.2% 4/1/28 (b)		6,490,000	6,598,888
Georgia Power Co.:
4.65% 5/16/28		5,500,000	5,555,996
5.25% 3/15/34		8,750,000	9,023,690
IPALCO Enterprises, Inc.:
4.25% 5/1/30		8,967,000	8,590,233
5.75% 4/1/34		22,200,000	22,847,054
ITC Holdings Corp. 5.65% 5/9/34 (b)		11,700,000	12,113,158
Monongahela Power Co. 5.85% 2/15/34 (b)		6,875,000	7,256,090
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		56,000	55,520
7.25% 1/15/29 (b)		820,000	858,515
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (c)	EUR	1,960,000	2,029,092
NRG Energy, Inc.:
3.625% 2/15/31 (b)		1,785,000	1,597,031
5.25% 6/15/29 (b)		484,000	478,438
5.75% 1/15/28		1,281,000	1,281,288
6.625% 1/15/27		57,000	57,077
PG&E Corp. 5% 7/1/28		2,715,000	2,659,161
PPL Capital Funding, Inc. 5.25% 9/1/34		7,291,000	7,380,117
Scottish Hydro Electric Transmission PLC 3.375% 9/4/32 (Reg. S)	EUR	1,050,000	1,152,360
Southern Co.:
1.875% 9/15/81 (c)	EUR	2,400,000	2,434,356
3.7% 4/30/30		9,229,000	8,815,835
4.4% 7/1/46		8,095,000	7,055,139
5.113% 8/1/27 (d)		1,724,000	1,751,687
5.5% 3/15/29		7,200,000	7,494,907
5.7% 3/15/34		11,450,000	12,080,520
Tampa Electric Co. 6.55% 5/15/36		280,000	310,439
Virginia Electric & Power Co.:
2.3% 11/15/31		2,300,000	1,964,874
2.4% 3/30/32		1,724,000	1,475,641
3.75% 5/15/27		2,000,000	1,967,391
5.55% 8/15/54		2,334,000	2,371,490
Vistra Operations Co. LLC:
5% 7/31/27 (b)		3,190,000	3,157,448
5.5% 9/1/26 (b)		6,098,000	6,085,142
5.625% 2/15/27 (b)		665,000	664,000
Xcel Energy, Inc.:
3.5% 12/1/49		4,570,000	3,269,522
4.8% 9/15/41		311,000	280,180
			433,039,743
Gas Utilities - 0.0%
Boston Gas Co. 4.487% 2/15/42 (b)		1,118,000	950,648
Nakilat, Inc. 6.067% 12/31/33 (b)		972,559	1,025,242
Southern Co. Gas Capital Corp. 3.15% 9/30/51		3,046,000	2,017,248
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		185,000	173,084
			4,166,222
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		6,227,000	6,170,143
Emera U.S. Finance LP:
2.639% 6/15/31		7,893,000	6,782,062
3.55% 6/15/26		9,123,000	8,883,611
4.75% 6/15/46		5,449,000	4,697,898
RWE Finance U.S. LLC 5.875% 4/16/34 (b)		2,235,000	2,307,309
Sunnova Energy Corp. 11.75% 10/1/28 (b)		455,000	422,458
TerraForm Power Operating LLC:
% (b)		1,056,000	1,036,008
% (b)		75,000	70,826
The AES Corp.:
1.375% 1/15/26		3,793,000	3,612,845
2.45% 1/15/31		75,541,000	64,420,094
3.3% 7/15/25 (b)		18,060,000	17,705,244
3.95% 7/15/30 (b)		21,858,000	20,636,164
TransAlta Corp. 6.5% 3/15/40		655,000	680,316
			137,424,978
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28		2,069,000	1,995,812
3.7% 7/15/30		161,000	154,985
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	700,000	778,538
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	800,000	892,056
4.25% 9/6/34 (Reg. S)	EUR	600,000	690,179
NiSource, Inc.:
0.95% 8/15/25		829,000	798,173
1.7% 2/15/31		3,114,000	2,587,203
2.95% 9/1/29		15,395,000	14,262,023
3.6% 5/1/30		21,588,000	20,471,206
4.375% 5/15/47		3,114,000	2,655,510
4.8% 2/15/44		4,982,000	4,548,964
5% 6/15/52		2,180,000	2,040,305
5.25% 3/30/28		4,400,000	4,498,173
5.25% 2/15/43		132,000	127,843
5.35% 4/1/34		4,500,000	4,593,523
5.4% 6/30/33		5,000,000	5,135,395
5.95% 6/15/41		2,375,000	2,475,341
Puget Energy, Inc.:
2.379% 6/15/28		6,588,000	6,019,802
3.65% 5/15/25		1,035,000	1,022,728
4.1% 6/15/30		7,982,000	7,606,587
4.224% 3/15/32		27,701,000	25,543,841
Sempra 6% 10/15/39		2,744,000	2,878,569
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.4922% 5/15/67 (c)(e)		3,075,000	2,991,411
2.2% 12/15/28		3,114,000	2,841,202
			117,609,369
Water Utilities - 0.0%
Anglian Water Services Financing PLC:
5.875% 6/20/31 (Reg. S)	GBP	565,000	752,473
6.293% 7/30/30 (Reg. S)	GBP	1,000,000	1,371,138
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	380,000	467,141
Southern Water Services Finance Ltd. 2.375% 5/28/28 (Reg. S)	GBP	870,000	913,686
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	431,000	495,235
			3,999,673
TOTAL UTILITIES			696,239,985
TOTAL NONCONVERTIBLE BONDS (Cost $9,776,485,509)			9,725,076,918

U.S. Treasury Obligations - 13.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 8/15/40	3,500,000	2,245,469
1.75% 8/15/41	13,264,000	9,220,034
1.875% 2/15/41	7,454,500	5,360,834
2% 11/15/41	19,304,500	13,933,174
2.25% 8/15/46	830,000	583,464
2.25% 2/15/52	85,500,000	57,522,129
2.375% 5/15/51 (g)	530,726,000	368,253,358
2.875% 5/15/52	409,400,000	316,389,438
3.625% 2/15/53	244,816,000	219,598,040
3.625% 5/15/53	2,100,000	1,884,996
4.125% 8/15/53	494,664,000	485,756,185
4.25% 2/15/54	431,368,000	433,053,031
4.25% 8/15/54	91,760,000	92,333,500
4.375% 8/15/43	358,000	361,524
4.5% 2/15/44	2,975,000	3,049,375
4.625% 5/15/44	62,385,000	64,968,129
4.625% 5/15/54	120,730,000	129,030,188
4.75% 11/15/53 (h)	120,000,000	130,725,000
6.25% 5/15/30 (h)	5,440,000	6,124,888
U.S. Treasury Notes:
1% 7/31/28 (i)	7,000,000	6,300,820
1.25% 5/31/28	74,500,000	67,998,711
1.25% 6/30/28	75,000,000	68,317,383
1.875% 2/28/29 (h)	150,000,000	138,457,032
2.75% 8/15/32	125,847,100	116,383,988
3.125% 11/15/28	51,642,000	50,352,967
3.375% 5/15/33	221,200,000	212,853,155
3.5% 1/31/30	450,295,100	444,261,848
3.5% 4/30/30	143,600,000	141,569,407
3.5% 2/15/33	310,524,000	302,081,629
3.625% 3/31/30	122,852,000	121,906,616
3.75% 8/15/27	118,190,000	118,060,730
3.75% 12/31/28	1,935,000	1,934,773
3.75% 5/31/30	278,624,800	278,167,683
3.75% 6/30/30	28,200,000	28,146,024
3.875% 12/31/27 (i)	307,334,600	308,305,962
3.875% 12/31/29	185,000,000	185,917,774
3.875% 8/15/33	128,437,500	128,151,526
3.875% 8/15/34 (j)	124,210,000	123,743,952
4% 1/15/27	73,370,000	73,590,683
4% 6/30/28	79,000,000	79,675,821
4% 1/31/29	5,950,000	6,010,197
4% 2/28/30	461,900,000	467,060,291
4% 2/15/34	39,379,200	39,625,320
4.125% 7/31/28	373,500,000	378,373,010
4.125% 8/31/30	188,034,000	191,405,391
4.125% 7/31/31	903,225,000	919,940,895
4.125% 11/15/32	289,600,900	295,019,605
4.25% 3/15/27	52,063,100	52,591,866
4.25% 2/28/29	2,300,000	2,348,695
4.25% 6/30/29	26,576,100	27,162,201
4.25% 2/28/31	68,045,000	69,778,021
4.25% 6/30/31	15,123,000	15,519,979
4.375% 8/31/28	104,000,000	106,352,188
4.375% 11/30/30	68,244,800	70,404,108
4.375% 5/15/34	64,396,100	66,730,459
4.5% 5/15/27	68,939,400	70,108,138
4.5% 5/31/29	11,680,000	12,065,531
4.5% 11/15/33	600,173,200	627,438,882
4.625% 9/15/26	76,672,400	77,699,691
4.625% 10/15/26	72,000,000	73,026,562
4.625% 6/15/27	23,730,000	24,241,678
4.625% 9/30/28	119,000,000	122,848,906
4.625% 4/30/29	5,100,000	5,290,453
4.625% 9/30/30	156,000,000	162,977,343
4.625% 5/31/31	64,878,200	67,970,052
4.875% 10/31/30	205,200,000	217,319,625
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,673,484,848)		9,505,880,327

U.S. Government Agency - Mortgage Securities - 26.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.7%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (c)(e)	6,098	6,244
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (c)(e)	1,769	1,811
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 7.48% 7/1/34 (c)(e)	661	678
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 6.755% 1/1/35 (c)(e)	7,477	7,583
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 6.461% 12/1/34 (c)(e)	1,417	1,438
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 6.785% 3/1/35 (c)(e)	1,143	1,161
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (c)(e)	643	651
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.428% 6/1/36 (c)(e)	5,904	6,074
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (c)(e)	5,463	5,604
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.315% 7/1/35 (c)(e)	916	931
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.590% 5.971% 3/1/36 (c)(e)	1,101	1,131
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.600% 7.436% 8/1/35 (c)(e)	2,972	3,057
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(e)	1,133	1,166
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.413% 5/1/35 (c)(e)	8,747	8,994
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.414% 3/1/33 (c)(e)	3,687	3,770
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.837% 11/1/36 (c)(e)	2,241	2,301
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 7.061% 5/1/36 (c)(e)	3,751	3,855
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.690% 6.406% 7/1/43 (c)(e)	70,831	72,867
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 7.167% 6/1/42 (c)(e)	7,457	7,671
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (c)(e)	10,467	10,768
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.434% 8/1/41 (c)(e)	16,902	17,388
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.439% 7/1/35 (c)(e)	2,582	2,653
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (c)(e)	22,196	22,834
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.444% 12/1/40 (c)(e)	301,215	309,875
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 7.635% 7/1/41 (c)(e)	2,259	2,324
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (c)(e)	3,188	3,280
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(e)	3,338	3,434
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.297% 2/1/42 (c)(e)	9,833	10,115
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 7.64% 7/1/41 (c)(e)	4,455	4,583
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.297% 2/1/35 (c)(e)	12,994	13,358
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(e)	2,860	2,902
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 7.703% 7/1/37 (c)(e)	14,812	15,238
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.418% 9/1/35 (c)(e)	1,314	1,348
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (c)(e)	3,014	3,059
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(e)	9,072	9,221
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.402% 10/1/33 (c)(e)	4,958	5,036
U.S. TREASURY 1 YEAR INDEX + 2.460% 7.177% 7/1/34 (c)(e)	7,016	7,152
1% 12/1/36	79,644,722	67,985,029
1.5% 9/1/35 to 8/1/51	231,211,095	194,118,259
2% 2/1/28 to 6/1/52	979,645,525	845,604,149
2.5% 5/1/31 to 7/1/53	986,258,040	866,376,291
3% 12/1/28 to 3/1/53 (i)(k)	767,636,493	694,348,423
3.25% 12/1/41	5,196	4,918
3.4% 7/1/42 to 9/1/42	103,360	97,523
3.5% 9/1/33 to 8/1/52 (k)	563,366,371	526,911,977
3.65% 5/1/42 to 8/1/42	24,271	23,166
3.9% 4/1/42	8,830	8,552
4% 3/1/36 to 2/1/53	369,438,947	356,577,222
4.25% 11/1/41	16,672	16,454
4.5% to 4.5% 5/1/25 to 5/1/53 (i)	152,933,093	150,640,756
5% 10/1/29 to 11/1/53	135,738,984	136,485,497
5.288% 8/1/41 (c)	200,903	202,981
5.5% 11/1/34 to 8/1/54	196,519,093	199,039,001
6% to 6% 9/1/29 to 8/1/54	383,075,714	391,904,888
6.5% 7/1/32 to 7/1/54	195,718,436	203,141,683
6.723% 2/1/39 (c)	80,297	82,970
7% to 7% 8/1/25 to 7/1/37	62,271	64,730
7.5% to 7.5% 11/1/24 to 9/1/32	35,610	36,799
8% 3/1/37	2,758	2,951
9% 10/1/30	2,814	3,015
TOTAL FANNIE MAE		4,634,258,789
Freddie Mac - 3.7%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 6.029% 8/1/37 (c)(e)	7,297	7,320
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (c)(e)	3,562	3,615
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(e)	14,483	14,760
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (c)(e)	14,752	15,058
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (c)(e)	113,305	116,556
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(e)	45,990	47,312
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 7.567% 7/1/41 (c)(e)	25,484	26,217
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 6.422% 10/1/36 (c)(e)	13,190	13,454
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 7.239% 4/1/36 (c)(e)	7,598	7,817
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(e)	4,602	4,735
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (c)(e)	1,087	1,118
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.155% 5/1/41 (c)(e)	8,596	8,843
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.54% 5/1/41 (c)(e)	8,605	8,852
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.628% 6/1/41 (c)(e)	8,296	8,534
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.785% 6/1/41 (c)(e)	3,380	3,478
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.920% 6.601% 10/1/42 (c)(e)	16,237	16,704
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 7.711% 6/1/33 (c)(e)	2,909	2,993
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 7% 10/1/35 (c)(e)	8,837	9,007
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.936% 4/1/38 (c)(e)	6,334	6,516
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.635% 6/1/37 (c)(e)	14,243	14,588
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(e)	124	127
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 7.91% 7/1/36 (c)(e)	9,476	9,749
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (c)(e)	11,950	12,293
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 3.010% 8.637% 10/1/35 (c)(e)	2,036	2,095
U.S. TREASURY 1 YEAR INDEX + 2.030% 6.782% 6/1/33 (c)(e)	11,989	12,095
U.S. TREASURY 1 YEAR INDEX + 2.260% 7.127% 6/1/33 (c)(e)	22,818	23,100
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.899% 3/1/35 (c)(e)	39,719	40,371
1.5% 8/1/35 to 6/1/51	436,383,708	348,616,637
2% 6/1/35 to 4/1/52	680,586,681	576,396,223
2.5% 6/1/31 to 6/1/52	472,443,779	413,462,553
3% 12/1/30 to 1/1/53	395,844,916	354,595,323
3.5% 3/1/32 to 10/1/52 (k)	265,426,292	248,824,519
4% 5/1/33 to 3/1/53	80,035,542	77,564,109
4% 4/1/48	8,434	8,126
4.5% 6/1/25 to 5/1/53	44,910,481	44,164,178
5% 7/1/33 to 8/1/53	150,090,297	150,663,923
5.5% 3/1/34 to 2/1/54 (g)(h)	178,909,993	182,432,677
6% 11/1/28 to 4/1/54	98,769,894	101,358,959
6.5% 5/1/31 to 1/1/54 (h)	56,470,691	58,997,903
7% 3/1/26 to 9/1/36	75,085	78,224
7.5% 1/1/27 to 7/1/34	25,378	26,676
8% 7/1/25 to 4/1/32	1,660	1,727
8.5% 4/1/25 to 1/1/28	668	683
TOTAL FREDDIE MAC		2,557,629,747
Ginnie Mae - 6.5%
3.5% 9/20/40 to 12/20/49	61,552,685	57,811,143
4% 7/20/33 to 10/20/52	134,864,558	129,661,253
4.5% 6/20/33 to 7/20/54	127,807,114	125,230,974
5.5% 8/15/33 to 9/15/39	174,392	179,694
6% to 6% 10/15/30 to 5/15/40	224,951	233,717
7% to 7% 8/15/25 to 11/15/32	240,771	248,010
7.5% to 7.5% 9/15/25 to 9/15/31	11,603	11,864
8% 11/15/24 to 11/15/29	1,844	1,886
8.5% to 8.5% 11/15/27 to 1/15/31	1,801	1,892
2% 9/20/50 to 1/20/54	409,632,968	344,938,088
2% 9/1/54 (l)	7,450,000	6,272,507
2% 9/1/54 (l)	60,325,000	50,790,471
2% 9/1/54 (l)	1,650,000	1,389,213
2% 9/1/54 (l)	6,200,000	5,220,073
2% 9/1/54 (l)	50,100,000	42,181,560
2% 9/1/54 (l)	1,400,000	1,178,726
2% 9/1/54 (l)	125,200,000	105,411,802
2% 9/1/54 (l)	15,500,000	13,050,183
2% 9/1/54 (l)	3,500,000	2,946,816
2% 9/1/54 (l)	37,725,000	31,762,462
2% 9/1/54 (l)	4,650,000	3,915,055
2% 9/1/54 (l)	1,050,000	884,045
2% 9/1/54 (l)	46,200,000	38,897,965
2% 9/1/54 (l)	120,800,000	101,707,234
2% 9/1/54 (l)	5,700,000	4,799,100
2% 9/1/54 (l)	14,900,000	12,545,015
2% 9/1/54 (l)	1,300,000	1,094,531
2% 9/1/54 (l)	3,300,000	2,778,426
2% 9/1/54 (l)	6,800,000	5,725,242
2% 9/1/54 (l)	55,350,000	46,601,783
2% 9/1/54 (l)	1,550,000	1,305,018
2% 10/1/54 (l)	73,850,000	62,247,042
2% 10/1/54 (l)	9,100,000	7,670,252
2% 10/1/54 (l)	2,050,000	1,727,914
2.5% 11/20/47 to 5/20/52	590,106,519	513,453,130
3% 2/20/31 to 2/20/50	29,090,178	27,747,534
3% 9/1/54 (l)	5,750,000	5,199,810
3% 9/1/54 (l)	55,725,000	50,392,942
3% 9/1/54 (l)	2,000,000	1,808,630
3% 9/1/54 (l)	17,250,000	15,599,430
3% 9/1/54 (l)	167,150,000	151,156,219
3% 9/1/54 (l)	6,050,000	5,471,105
3% 9/1/54 (l)	1,950,000	1,763,414
3% 9/1/54 (l)	18,950,000	17,136,765
3% 9/1/54 (l)	700,000	633,020
3% 9/1/54 (l)	19,000,000	17,181,981
3% 9/1/54 (l)	1,950,000	1,763,414
3% 9/1/54 (l)	700,000	633,020
3% 9/1/54 (l)	700,000	633,020
3% 9/1/54 (l)	1,950,000	1,763,414
3% 9/1/54 (l)	18,900,000	17,091,550
3% 9/1/54 (l)	4,900,000	4,431,143
3% 9/1/54 (l)	47,550,000	43,000,169
3% 9/1/54 (l)	1,700,000	1,537,335
3% 9/1/54 (l)	103,950,000	94,003,523
3% 9/1/54 (l)	10,750,000	9,721,384
3% 9/1/54 (l)	3,700,000	3,345,965
3% 9/1/54 (l)	17,625,000	15,938,548
3% 9/1/54 (l)	1,825,000	1,650,375
3% 9/1/54 (l)	650,000	587,805
3% 10/1/54 (l)	5,000,000	4,525,090
3% 10/1/54 (l)	48,300,000	43,712,365
3% 10/1/54 (l)	1,750,000	1,583,781
3% 10/1/54 (l)	93,500,000	84,619,174
3% 10/1/54 (l)	9,650,000	8,733,423
3% 10/1/54 (l)	3,350,000	3,031,810
3.5% 9/1/54 (l)	42,900,000	39,923,903
3.5% 9/1/54 (l)	2,375,000	2,210,239
3.5% 9/1/54 (l)	11,000,000	10,236,898
3.5% 9/1/54 (l)	85,850,000	79,894,337
3.5% 9/1/54 (l)	4,700,000	4,373,947
3.5% 9/1/54 (l)	6,500,000	6,049,076
3.5% 9/1/54 (l)	800,000	744,502
3.5% 9/1/54 (l)	400,000	372,251
3.5% 9/1/54 (l)	58,050,000	54,022,903
3.5% 9/1/54 (l)	7,475,000	6,956,438
3.5% 9/1/54 (l)	3,175,000	2,954,741
3.5% 9/1/54 (l)	5,500,000	5,118,449
3.5% 9/1/54 (l)	42,900,000	39,923,903
3.5% 9/1/54 (l)	2,350,000	2,186,974
3.5% 9/1/54 (l)	5,525,000	5,141,715
4% 9/1/54 (l)	70,400,000	67,271,501
4% 9/1/54 (l)	8,500,000	8,122,269
4.5% 9/1/54 (l)	50,000,000	48,941,475
4.5% 9/1/54 (l)	16,550,000	16,199,628
4.5% 9/1/54 (l)	1,800,000	1,761,893
4.5% 9/1/54 (l)	4,700,000	4,600,499
4.5% 9/1/54 (l)	3,550,000	3,474,845
4.5% 9/1/54 (l)	400,000	391,532
5% 4/15/33 to 2/20/54	8,736,298	8,863,846
5% 9/1/54 (l)	5,000,000	4,989,433
5% 9/1/54 (l)	48,900,000	48,796,655
5% 9/1/54 (l)	6,400,000	6,386,474
5% 9/1/54 (l)	700,000	698,521
5% 9/1/54 (l)	6,100,000	6,087,108
5% 9/1/54 (l)	59,700,000	59,573,830
5% 9/1/54 (l)	3,200,000	3,193,237
5% 9/1/54 (l)	2,150,000	2,145,456
5% 9/1/54 (l)	31,550,000	31,483,322
5% 9/1/54 (l)	21,125,000	21,080,354
5% 10/1/54 (l)	7,700,000	7,672,899
5% 10/1/54 (l)	75,250,000	74,985,150
5% 10/1/54 (l)	59,250,000	59,041,464
5% 10/1/54 (l)	6,050,000	6,028,706
5% 10/1/54 (l)	33,175,000	33,058,237
5% 10/1/54 (l)	3,375,000	3,363,121
5.5% 9/1/54 (l)	51,900,000	52,231,984
5.5% 9/1/54 (l)	5,100,000	5,132,623
5.5% 9/1/54 (l)	1,550,000	1,559,915
5.5% 9/1/54 (l)	7,950,000	8,000,853
5.5% 9/1/54 (l)	80,800,000	81,316,845
5.5% 9/1/54 (l)	2,400,000	2,415,352
5.5% 9/1/54 (l)	8,150,000	8,202,132
5.5% 9/1/54 (l)	82,650,000	83,178,679
5.5% 9/1/54 (l)	6,150,000	6,189,339
5.5% 9/1/54 (l)	59,500,000	59,880,598
5.5% 9/1/54 (l)	6,800,000	6,843,497
5.5% 9/1/54 (l)	3,100,000	3,119,829
5.5% 10/1/54 (l)	14,800,000	14,891,201
5.5% 10/1/54 (l)	145,175,000	146,069,597
5.5% 10/1/54 (l)	6,975,000	7,017,981
6% 9/1/54 (l)	55,600,000	56,406,306
6% 9/1/54 (l)	275,000	278,988
6% 9/1/54 (l)	8,100,000	8,217,465
6% 9/1/54 (l)	4,850,000	4,920,334
6% 9/1/54 (l)	33,325,000	33,808,276
6% 9/1/54 (l)	97,800,000	99,218,286
6% 9/1/54 (l)	18,100,000	18,362,484
6% 9/1/54 (l)	24,700,000	25,058,197
6% 9/1/54 (l)	3,575,000	3,626,844
6% 9/1/54 (l)	6,400,000	6,492,812
6% 9/1/54 (l)	51,700,000	52,449,748
6% 9/1/54 (l)	26,000,000	26,377,049
6% 9/1/54 (l)	71,600,000	72,638,336
6% 9/1/54 (l)	23,000,000	23,333,544
6% 9/1/54 (l)	10,200,000	10,347,919
6% 9/1/54 (l)	3,300,000	3,347,856
6% 9/1/54 (l)	43,200,000	43,826,482
6% 9/1/54 (l)	6,300,000	6,391,362
6% 9/1/54 (l)	600,000	608,701
6% 9/1/54 (l)	3,750,000	3,804,382
6% 9/1/54 (l)	1,850,000	1,876,829
6% 10/1/54 (l)	25,750,000	26,112,362
6% 10/1/54 (l)	169,550,000	171,935,958
6% 10/1/54 (l)	10,850,000	11,002,684
6.5% 3/20/31 to 6/15/37	37,978	39,485
6.5% 9/1/54 (l)	27,025,000	27,592,187
6.5% 9/1/54 (l)	3,300,000	3,369,259
6.5% 9/1/54 (l)	2,450,000	2,501,419
6.5% 9/1/54 (l)	4,475,000	4,568,919
6.5% 9/1/54 (l)	44,300,000	45,229,746
6.5% 9/1/54 (l)	1,450,000	1,480,432
6.5% 9/1/54 (l)	39,075,000	39,895,087
6.5% 9/1/54 (l)	3,925,000	4,007,376
6.5% 9/1/54 (l)	1,300,000	1,327,284
TOTAL GINNIE MAE		4,475,097,798
Uniform Mortgage Backed Securities - 9.4%
2% 9/1/39 (l)	10,500,000	9,495,117
2% 9/1/39 (l)	21,300,000	19,261,524
2% 9/1/39 (l)	6,000,000	5,425,781
2% 9/1/39 (l)	4,925,000	4,453,662
2% 9/1/39 (l)	20,525,000	18,560,694
2% 9/1/39 (l)	1,800,000	1,627,734
2% 10/1/39 (l)	8,500,000	7,711,758
2% 10/1/39 (l)	23,050,000	20,912,473
2% 10/1/39 (l)	4,300,000	3,901,242
2% 9/1/54 (l)	58,900,000	48,173,756
2% 9/1/54 (l)	6,300,000	5,152,711
2% 9/1/54 (l)	42,000,000	34,351,405
2% 9/1/54 (l)	16,250,000	13,290,722
2% 9/1/54 (l)	15,350,000	12,554,621
2% 9/1/54 (l)	1,450,000	1,185,941
2% 9/1/54 (l)	14,700,000	12,022,992
2% 9/1/54 (l)	5,850,000	4,784,660
2% 9/1/54 (l)	7,850,000	6,420,441
2% 9/1/54 (l)	700,000	572,523
2% 9/1/54 (l)	118,375,000	96,817,800
2% 9/1/54 (l)	27,900,000	22,819,148
2% 9/1/54 (l)	16,150,000	13,208,933
2% 9/1/54 (l)	110,350,000	90,254,228
2% 9/1/54 (l)	145,150,000	118,716,821
2% 9/1/54 (l)	14,975,000	12,247,912
2% 9/1/54 (l)	1,575,000	1,288,178
2% 9/1/54 (l)	114,050,000	93,280,423
2% 9/1/54 (l)	731,500,000	598,286,974
2% 9/1/54 (l)	80,100,000	65,513,037
2% 9/1/54 (l)	232,800,000	190,404,932
2% 9/1/54 (l)	325,850,000	266,509,652
2% 9/1/54 (l)	36,550,000	29,893,901
2% 9/1/54 (l)	99,200,000	81,134,748
2% 9/1/54 (l)	5,850,000	4,784,660
2% 9/1/54 (l)	41,900,000	34,269,616
2% 9/1/54 (l)	41,900,000	34,269,616
2% 9/1/54 (l)	55,150,000	45,106,667
2% 9/1/54 (l)	5,850,000	4,784,660
2% 9/1/54 (l)	55,200,000	45,147,561
2% 9/1/54 (l)	16,150,000	13,208,933
2% 9/1/54 (l)	16,150,000	13,208,933
2% 10/1/54 (l)	160,375,000	131,344,607
2% 10/1/54 (l)	314,400,000	257,488,664
2% 10/1/54 (l)	34,200,000	28,009,263
2% 10/1/54 (l)	31,225,000	25,572,785
2% 10/1/54 (l)	334,150,000	273,663,604
2% 10/1/54 (l)	215,000,000	176,081,625
2% 10/1/54 (l)	38,250,000	31,326,149
2% 10/1/54 (l)	42,150,000	34,520,188
2.5% 9/1/39 (l)	6,700,000	6,212,418
2.5% 9/1/39 (l)	27,400,000	25,406,009
2.5% 9/1/54 (l)	37,050,000	31,583,676
2.5% 9/1/54 (l)	3,900,000	3,324,598
2.5% 9/1/54 (l)	77,450,000	66,023,097
2.5% 9/1/54 (l)	14,950,000	12,744,290
2.5% 9/1/54 (l)	66,475,000	56,667,338
2.5% 9/1/54 (l)	3,275,000	2,791,809
2.5% 9/1/54 (l)	8,250,000	7,032,802
2.5% 9/1/54 (l)	550,000	468,853
2.5% 9/1/54 (l)	7,375,000	6,286,899
2.5% 9/1/54 (l)	33,075,000	28,195,144
2.5% 9/1/54 (l)	15,650,000	13,341,013
2.5% 9/1/54 (l)	1,400,000	1,193,445
2.5% 9/1/54 (l)	84,550,000	72,075,569
2.5% 9/1/54 (l)	8,750,000	7,459,033
2.5% 9/1/54 (l)	65,250,000	55,623,074
2.5% 9/1/54 (l)	6,725,000	5,732,800
2.5% 9/1/54 (l)	73,175,000	62,378,826
2.5% 9/1/54 (l)	52,275,000	44,562,394
2.5% 9/1/54 (l)	9,175,000	7,821,329
2.5% 9/1/54 (l)	153,500,000	130,852,748
2.5% 9/1/54 (l)	267,150,000	227,734,929
2.5% 9/1/54 (l)	18,050,000	15,386,919
2.5% 9/1/54 (l)	24,600,000	20,970,538
2.5% 9/1/54 (l)	4,000,000	3,409,844
2.5% 9/1/54 (l)	38,000,000	32,393,514
2.5% 9/1/54 (l)	79,550,000	67,813,265
2.5% 9/1/54 (l)	15,350,000	13,085,275
2.5% 10/1/54 (l)	11,200,000	9,558,938
2.5% 10/1/54 (l)	107,800,000	92,004,777
2.5% 10/1/54 (l)	333,650,000	284,762,468
2.5% 10/1/54 (l)	48,700,000	41,564,310
3% 9/1/54 (l)	5,200,000	4,610,328
3% 9/1/54 (l)	35,400,000	31,385,697
3% 9/1/54 (l)	25,000	22,165
3% 9/1/54 (l)	7,075,000	6,272,706
3% 9/1/54 (l)	109,650,000	97,215,865
3% 9/1/54 (l)	183,500,000	162,691,394
3% 9/1/54 (l)	246,800,000	218,813,275
3% 9/1/54 (l)	53,150,000	47,122,875
3% 9/1/54 (l)	8,950,000	7,935,084
3% 9/1/54 (l)	18,750,000	16,623,780
3% 10/1/54 (l)	64,400,000	57,152,482
3% 10/1/54 (l)	5,200,000	4,614,797
3% 10/1/54 (l)	279,675,000	248,200,627
3% 10/1/54 (l)	16,075,000	14,265,934
3.5% 9/1/54 (l)	15,250,000	14,036,553
4% 9/1/54 (l)	9,950,000	9,435,787
4% 9/1/54 (l)	53,700,000	50,924,800
4% 9/1/54 (l)	13,725,000	13,015,696
4% 9/1/54 (l)	1,000,000	948,320
4% 9/1/54 (l)	5,400,000	5,120,930
4% 9/1/54 (l)	1,375,000	1,303,940
4.5% 9/1/54 (l)	50,000	48,658
4.5% 9/1/54 (l)	58,275,000	56,711,138
4.5% 9/1/54 (l)	4,000,000	3,892,656
5% 9/1/39 (l)	3,300,000	3,323,074
5% 9/1/39 (l)	26,400,000	26,584,594
5% 9/1/39 (l)	30,125,000	30,335,640
5% 9/1/39 (l)	3,775,000	3,801,396
5% 9/1/39 (l)	2,925,000	2,945,452
5% 9/1/39 (l)	23,275,000	23,437,743
5.5% 9/1/54 (l)	2,200,000	2,215,039
5.5% 9/1/54 (l)	7,800,000	7,853,320
5.5% 9/1/54 (l)	69,375,000	69,849,241
5.5% 9/1/54 (l)	19,800,000	19,935,351
5.5% 9/1/54 (l)	6,800,000	6,846,484
5.5% 9/1/54 (l)	18,150,000	18,274,072
5.5% 9/1/54 (l)	2,600,000	2,617,773
5.5% 9/1/54 (l)	17,600,000	17,720,312
5.5% 9/1/54 (l)	4,600,000	4,631,445
6% 9/1/54 (l)	1,300,000	1,323,918
6% 9/1/54 (l)	68,100,000	69,352,931
6% 9/1/54 (l)	500,000	509,199
6% 9/1/54 (l)	4,100,000	4,175,433
6% 9/1/54 (l)	31,100,000	31,672,190
6% 9/1/54 (l)	7,650,000	7,790,748
6% 9/1/54 (l)	4,100,000	4,175,433
6% 9/1/54 (l)	31,150,000	31,723,110
6% 9/1/54 (l)	7,600,000	7,739,828
6% 9/1/54 (l)	62,950,000	64,108,179
6% 9/1/54 (l)	16,525,000	16,829,034
6% 9/1/54 (l)	10,750,000	10,947,783
6% 9/1/54 (l)	8,000,000	8,147,187
6% 9/1/54 (l)	39,800,000	40,532,256
6% 9/1/54 (l)	65,300,000	66,501,416
6% 9/1/54 (l)	150,600,000	153,370,799
6% 9/1/54 (l)	2,100,000	2,138,637
6% 9/1/54 (l)	16,900,000	17,210,933
6% 9/1/54 (l)	99,050,000	100,872,362
6% 9/1/54 (l)	6,450,000	6,568,670
6% 9/1/54 (l)	600,000	611,039
6.5% 9/1/54 (l)	41,300,000	42,524,479
6.5% 9/1/54 (l)	25,000	25,741
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		6,521,073,644
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $18,387,574,492)		18,188,059,978

Asset-Backed Securities - 3.9%
	Principal Amount (a)	Value ($)
Aaset 2024-1 U.S. Ltd. / Aaset 20 Series 2024-1A:
Class A1, 6.261% 5/16/49 (b)	18,890,236	19,513,124
Class A2, 6.261% 5/16/49 (b)	17,211,367	17,778,895
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	5,636,926	4,041,644
Series 2019-1 Class A, 3.844% 5/15/39 (b)	412,500	398,073
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	5,475,789	5,222,858
Class B, 4.458% 10/16/39 (b)	1,488,945	893,381
Series 2021-1A Class A, 2.95% 11/16/41 (b)	9,361,804	8,704,109
Series 2021-2A Class A, 2.798% 1/15/47 (b)	16,749,298	15,182,319
Affirm Asset Securitization Trust:
Series 2023-X1 Class A, 7.11% 11/15/28 (b)	579,953	581,986
Series 2024-A Class 1A, 5.61% 2/15/29 (b)	25,000,000	25,230,618
Series 2024-X1 Class A, 6.27% 5/15/29 (b)	9,442,066	9,467,572
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.7861% 4/16/37 (b)(c)(e)	18,732,000	18,787,878
Aimco Clo 17 Ltd. / Aimco Clo 1 Series 2024-17A Class A1R, CME Term SOFR 3 Month Index + 1.350% 6.632% 7/20/37 (b)(c)(e)	14,150,000	14,154,797
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(c)(e)	23,550,000	23,640,785
AIMCO CLO Ltd.:
Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.4558% 1/17/32 (b)(c)(e)	3,895,240	3,899,186
Series 2024-11A Class A1R2, CME Term SOFR 3 Month Index + 1.340% 6.5839% 7/17/37 (b)(c)(e)	25,100,000	25,099,624
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.782% 7/20/35 (b)(c)(e)	12,690,000	12,698,084
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.6836% 7/20/34 (b)(c)(e)	8,250,000	8,239,655
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	16,200,000	16,337,139
American Express Credit Account Master Trust:
Series 2023-1 Class A, 4.87% 5/15/28	32,320,000	32,533,238
Series 2024-2 Class A, 5.24% 4/15/31	7,800,000	8,142,170
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	2,030,332	1,938,985
Class B, 4.335% 1/16/40 (b)	435,156	360,052
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5714% 10/15/32 (b)(c)(e)	20,243,000	20,246,927
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.5936% 4/22/31 (b)(c)(e)	2,543,710	2,553,613
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.693% 7/15/34 (b)(c)(e)	7,566,000	7,574,353
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6314% 1/15/35 (b)(c)(e)	18,170,000	18,182,428
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.633% 4/15/34 (b)(c)(e)	24,780,000	24,783,990
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 6.6058% 4/17/33 (b)(c)(e)	12,800,000	12,803,520
Ari Fleet Lease Trust 2024-B Series 2024-B:
Class A2, 5.54% 4/15/33 (b)	7,184,000	7,250,684
Class A3, 5.26% 4/15/33 (b)	7,820,000	7,996,480
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.713% 10/15/36 (b)(c)(e)	7,970,000	7,977,492
Barings CLO Ltd.:
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7636% 1/20/32 (b)(c)(e)	5,514,166	5,514,166
Series 2024-4A Class AR, 0% 10/20/37 (b)(c)	11,089,000	11,089,000
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.032% 1/20/37 (b)(c)(e)	21,860,000	22,114,516
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 6.5174% 2/25/35 (c)(e)	112,822	111,930
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.5858% 1/17/35 (b)(c)(e)	15,590,000	15,592,494
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.693% 1/15/35 (b)(c)(e)	11,380,000	11,391,710
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	4,280,644	4,245,500
Series 2021-1A Class A, 2.443% 7/15/46 (b)	24,910,532	22,682,734
Blueberry Park Clo Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.350% 1.35% 10/20/37 (b)(c)(e)(l)	12,672,000	12,676,308
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/28	1,852,000	1,870,408
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	6,012,000	6,109,700
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.553% 4/15/29 (b)(c)(e)	1,404,994	1,405,882
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	27,600,000	27,587,591
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	1,365,896	1,366,119
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	11,479,000	11,714,370
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	14,679,000	15,000,614
Carmax Select Receivables Trust Series 2024-A:
Class A2A, 5.78% 9/15/27	5,139,000	5,160,263
Class A3, 5.4% 11/15/28	4,084,000	4,141,123
Cascade Funding Mortgage Trust Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	661,920	652,366
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	9,586,047	8,771,546
Class B, 5.095% 4/15/39 (b)	3,098,041	2,115,123
Series 2021-1R Class A, 2.741% 8/15/41 (b)	10,622,533	9,939,886
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	1,121,009	1,045,418
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	3,066,648	2,946,211
Class B, 6.656% 1/15/46 (b)	979,880	938,722
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6436% 10/20/32 (b)(c)(e)	9,231,000	9,232,689
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6762% 10/25/34 (b)(c)(e)	6,880,000	6,884,960
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.663% 7/15/33 (b)(c)(e)	3,354,274	3,357,652
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.602% 4/20/35 (b)(c)(e)	14,430,000	14,429,019
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.132% 7/20/36 (b)(c)(e)	21,114,000	21,201,475
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.4952% 7/27/30 (b)(c)(e)	675,054	675,267
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	6,047,395	5,933,734
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	15,195,000	15,407,766
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30	11,940,000	12,328,706
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	6,093,396	6,181,669
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	17,075,461	17,243,459
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	9,000,000	8,907,064
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	14,161,000	14,333,916
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	6,316,785	6,317,696
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7136% 10/20/34 (b)(c)(e)	11,410,000	11,421,399
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7436% 4/20/34 (b)(c)(e)	9,400,000	9,407,163
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	25,432,935	24,687,933
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	8,079,750	7,834,223
Class A2II, 4.021% 5/20/49 (b)	718,200	704,866
Series 2021-1A:
Class A23, 2.791% 11/20/51 (b)	28,914,370	24,851,502
Class A2I, 2.045% 11/20/51 (b)	3,991,140	3,739,817
Class A2II, 2.493% 11/20/51 (b)	10,561,350	9,545,508
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28	11,500,000	11,460,424
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	4,873,355	4,890,081
Class A3, 5.64% 2/22/28 (b)	6,112,000	6,226,219
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	10,995,000	11,020,187
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	4,988,000	5,091,250
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (b)	25,989,000	26,053,619
Dominos Pizza Master Issuer LLC:
Series 2016-1A Class A2II, 4.474% 10/25/45 (b)	5,662,388	5,598,913
Series 2017-1A Class A23, 4.118% 7/25/47 (b)	4,982,000	4,853,491
Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	2,552,565	2,517,818
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	34,443,840	32,301,595
Series 2021-1A:
Class A2I, 2.662% 4/25/51 (b)	14,110,975	12,886,752
Class A2II, 3.151% 4/25/51 (b)	6,660,653	5,930,257
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.582% 4/20/35 (b)(c)(e)	9,710,000	9,728,478
Dryden CLO, Ltd. Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(c)(e)	12,450,000	12,463,172
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6474% 7/17/34 (b)(c)(e)	40,316,000	40,374,458
Dryden Senior Loan Fund:
Series 2018-70A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7177% 1/16/32 (b)(c)(e)	2,697,869	2,699,104
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.52% 2/20/35 (b)(c)(e)	6,930,000	6,940,367
Series 2024-85A Class A1R2, CME Term SOFR 3 Month Index + 1.380% 6.6814% 7/15/37 (b)(c)(e)	14,140,000	14,161,903
Eaton Vance CLO, Ltd.:
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.713% 1/15/35 (b)(c)(e)	11,970,000	11,974,166
Series 2024-1A:
Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8399% 7/15/37 (b)(c)(e)	12,310,000	12,370,676
Class ARR, CME Term SOFR 3 Month Index + 1.390% 6.6914% 10/15/37 (b)(c)(e)	11,494,000	11,537,700
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.813% 1/15/34 (b)(c)(e)	2,000,000	2,000,240
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	15,314,000	15,456,534
Class A3, 5.61% 4/20/28 (b)	10,461,000	10,713,209
Enterprise Fleet Financing 202 Series 2024-3 Class A3, 4.98% 8/21/28 (b)	8,040,000	8,144,822
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	22,376,139	22,792,885
Finance of America HECM Buyout Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	10,229,240	10,041,028
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.5866% 7/15/36 (b)(c)(e)	9,000,000	9,032,301
Flatiron CLO Ltd.:
Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6511% 7/19/34 (b)(c)(e)	7,180,000	7,191,395
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.4371% 11/16/34 (b)(c)(e)	7,345,000	7,326,865
Series 2024-1A Class A1R, 0% 10/19/37 (b)(c)	15,193,000	15,193,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.5084% 5/20/36 (b)(c)(e)	31,066,000	31,090,697
Ford Credit Auto Owner Trust:
Series 2020-2 Class A, 1.06% 4/15/33 (b)	5,000,000	4,792,407
Series 2021-1 Class A, 1.37% 10/17/33 (b)	5,000,000	4,742,315
Series 2023-2 Class A, 5.28% 2/15/36 (b)	10,800,000	11,118,490
Series 2024-1 Class A, 4.87% 8/15/36 (b)	7,820,000	7,937,114
Ford Credit Auto Owner Trust 2 Series 2023-1 Class A, 4.85% 8/15/35 (b)	2,600,000	2,631,606
Ford Credit Floorplan Master Owner Trust:
Series 2018-4 Class A, 4.06% 11/15/30	5,400,000	5,311,340
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	44,930,000	45,172,990
Series 2024-1:
Class A1, 5.29% 4/15/29 (b)	28,100,000	28,643,319
Class B, 5.48% 4/15/29 (b)	6,500,000	6,618,208
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	1,904,783	1,904,975
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	12,689,000	12,835,913
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	18,533,000	18,480,494
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/27	35,396,648	34,963,573
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	6,253,000	6,286,482
Gm Financial Revolving Receiva:
Series 2021-1 Class A, 1.17% 6/12/34 (b)	5,000,000	4,675,604
Series 2023-1 Class A, 5.12% 4/11/35 (b)	6,600,000	6,761,092
Series 2023-2 Class A, 5.77% 8/11/36 (b)	9,800,000	10,274,727
Series 2024-1 Class A, 4.98% 12/11/36 (b)	20,872,000	21,245,417
GMF Floorplan Owner Revolving Trust:
Series 2023-1:
Class A1, 5.34% 6/15/28 (b)	18,500,000	18,748,555
Class B, 5.73% 6/15/28 (b)	5,700,000	5,783,572
Series 2024-1A:
Class A1, 5.13% 3/15/29 (b)	7,800,000	7,944,087
Class B, 5.33% 3/15/29 (b)	3,650,000	3,708,952
Series 2024-2A:
Class A, 5.06% 3/15/31 (b)	9,100,000	9,320,124
Class B, 5.35% 3/15/31 (b)	2,600,000	2,659,935
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	12,903,000	12,940,921
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	11,100,000	11,203,179
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	10,912,568	10,094,103
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	15,894,521	14,702,400
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/31 (b)	9,600,000	9,722,844
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	27,686,000	28,066,176
Hyundai Auto Receivables Trust:
Series 2023-B Class A3, 5.48% 4/17/28	2,138,000	2,164,360
Series 2024-A Class A3, 4.99% 2/15/29	16,949,000	17,151,874
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/22/34 (b)(c)(e)	9,130,000	9,139,915
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8514% 4/15/37 (b)(c)(e)	10,990,000	11,032,597
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 6.8292% 7/20/37 (b)(c)(e)	12,220,000	12,317,699
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6314% 4/15/35 (b)(c)(e)	19,170,000	19,179,489
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (b)	14,696,000	14,985,592
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.882% 1/22/37 (b)(c)(e)	1,913,000	1,923,961
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.6811% 4/19/34 (b)(c)(e)	9,810,000	9,812,806
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6436% 1/22/35 (b)(c)(e)	16,291,000	16,297,712
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.683% 7/15/34 (b)(c)(e)	7,360,000	7,359,934
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.230% 6.4952% 7/27/31 (b)(c)(e)	1,989,497	1,990,548
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 6.8002% 4/25/37 (b)(c)(e)	21,830,000	21,851,110
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.082% 4/22/36 (b)(c)(e)	10,440,000	10,493,620
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.6836% 10/20/34 (b)(c)(e)	3,092,000	3,096,752
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6762% 1/25/35 (b)(c)(e)	9,420,000	9,434,648
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 Month Index + 1.350% 6.5917% 7/15/37 (b)(c)(e)	13,105,000	13,106,062
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	11,582,474	10,841,362
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	2,966,695	2,969,253
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	5,220,084	5,238,403
Mercedes-Benz Auto Lease Trust Series 2024-A:
Class A3, 5.32% 1/18/28	17,761,000	18,080,222
Class A4, 5.32% 2/15/30	7,800,000	7,971,640
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A4, 4.31% 4/16/29	4,500,000	4,487,735
Series 2023-2 Class A3, 5.95% 11/15/28	7,200,000	7,365,699
Merchants Fleet Funding LLC:
Series 2023-1A Class A, 7.21% 5/20/36 (b)	18,297,036	18,511,723
Series 2024-1A Class A, 5.82% 4/20/37 (b)	15,895,000	16,098,791
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	91,209	89,326
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6136% 10/20/30 (b)(c)(e)	8,348,879	8,361,510
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, CME Term SOFR 1 Month Index + 5.360% 10.6424% 8/25/34 (c)(e)(m)	50,161	67,941
Neuberger Berman Ln Advisers N Series 2024-50A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.533% 7/23/36 (b)(c)(e)	6,704,000	6,707,352
Neuberger Berman Loan Advisers Series 2024-25A Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.723% 7/18/38 (b)(c)(e)	14,150,000	14,164,475
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5474% 7/17/32 (b)(c)(e)	3,241,511	3,244,490
Nissan Auto Receivables 2023-B Series 2023-B Class A3, 5.93% 3/15/28	7,200,000	7,326,685
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	22,189,000	22,465,646
Oak Hill Credit Partners Series 2024-18A:
Class A1, 6.7917% 4/20/37 (b)(c)	18,840,000	18,894,165
Class A2, CME Term SOFR 3 Month Index + 1.650% 6.9417% 4/20/37 (b)(c)(e)	1,300,000	1,305,516
Palmer Square Loan Funding 202 Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 6.4166% 8/8/32 (b)(c)(e)	10,400,000	10,402,454
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.19% 5/20/29 (b)(c)(e)	209,050	209,177
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.3514% 4/15/30 (b)(c)(e)	2,188,650	2,188,945
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6374% 1/25/36 (c)(e)	25,112	24,847
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/20/34 (b)(c)(e)	14,148,000	14,155,470
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/39 (b)	5,675,000	5,783,663
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	38,270,670	35,657,970
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	9,501,300	9,087,550
Class A2II, 4.008% 12/5/51 (b)	9,501,300	8,749,890
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	4,855,815	4,467,446
Prpm 2021-5, LLC Series 2021-5 Class A1, 4.793% 6/25/26 (b)(c)	1,405,907	1,386,626
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	11,349,359	11,087,135
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6636% 4/20/34 (b)(c)(e)	12,190,000	12,200,752
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.673% 7/15/36 (b)(c)(e)	10,300,000	10,300,484
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6414% 1/15/37 (b)(c)(e)	15,740,000	15,746,595
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	15,840,412	14,538,488
Class B, 4.335% 3/15/40 (b)	673,145	531,952
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	9,702,000	9,603,144
1.631% 5/15/51 (b)	5,173,000	4,795,694
1.884% 7/15/50 (b)	4,645,000	4,445,285
2.328% 7/15/52 (b)	3,269,000	2,995,288
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	15,775,000	16,002,704
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	4,680,806	4,689,478
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	8,985,000	9,155,689
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	10,825,833	9,685,597
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	17,586,000	18,375,647
Class A2I, 6.028% 7/30/54 (b)	38,437,000	39,436,493
Class A2II, 6.268% 7/30/54 (b)	21,306,000	22,087,112
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.603% 4/23/35 (b)(c)(e)	15,900,000	15,870,569
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(c)(e)	14,100,000	14,162,407
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.623% 7/15/32 (b)(c)(e)	4,245,997	4,249,967
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.583% 1/15/34 (b)(c)(e)	2,992,428	2,993,897
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6236% 4/20/33 (b)(c)(e)	13,400,935	13,414,336
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.3232% 11/18/30 (b)(c)(e)	943,884	944,745
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.493% 7/15/30 (b)(c)(e)	2,333,338	2,335,585
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2524% 9/25/34 (c)(e)	43,780	44,472
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	6,741,664	6,744,782
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	14,696,000	14,746,650
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	6,229,105	5,730,975
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	24,099,713	21,689,742
Toyota Auto Receivables Owner Trust:
Series 2022-C Class A3, 3.76% 4/15/27	29,374,482	29,138,011
Series 2023-A Class A4, 4.42% 8/15/28	4,000,000	3,993,635
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	14,238,000	14,219,110
Series 2024-A Class A3, 5.25% 4/20/27 (b)	16,768,000	16,926,178
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1359% 4/6/42 (b)(c)(e)	1,380,000	974,007
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (b)	1,156,982	1,153,116
Usaa Auto Owner Trust 2024-A Series 2024-A Class A3, 5.03% 3/15/29 (b)	17,100,000	17,297,225
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 4.8677% 8/25/51 (b)(c)	7,672,983	7,667,127
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	49,716	49,607
Series 2021-NPL2 Class A1, 5.115% 3/27/51 (b)	636,642	635,038
Series 2021-NPL3 Class A1, 4.743% 5/25/51 (b)(c)	782,363	774,333
Verizon Master Trust:
Series 2023-4 Class A1A, 5.16% 6/20/29	6,500,000	6,571,104
Series 2024-2 Class A, 4.83% 12/22/31 (b)	7,800,000	7,940,607
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	14,520,000	14,710,433
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	5,600,000	5,634,462
Series 2023-2 Class A3, 5.48% 12/20/28	7,500,000	7,660,205
Voya Clo 2022-1 Ltd. / Voya Clo Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.250% 0% 4/20/35 (b)(c)(e)	8,170,000	8,170,000
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.082% 1/20/37 (b)(c)(e)	14,610,000	14,754,420
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(c)(e)	6,280,000	6,282,355
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7011% 7/19/34 (b)(c)(e)	3,951,000	3,951,818
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.6936% 10/20/34 (b)(c)(e)	13,570,000	13,570,746
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	49,306,875	49,644,859
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	21,300,000	21,512,529
Series 2024-2A Class A1, 4.87% 6/21/39 (b)	23,983,000	24,084,983
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	15,165,799	16,112,046
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	15,076,000	15,062,741
Series 2023-C Class A3, 5.15% 11/15/28	7,684,000	7,736,254
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	4,773,255	4,774,221
World Omni Automobile Lease Se Series 2024-A Class A3, 5.26% 10/15/27	7,800,000	7,920,265
TOTAL ASSET-BACKED SECURITIES (Cost $2,651,765,461)		2,667,553,112

Collateralized Mortgage Obligations - 1.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (b)	2,473,900	2,444,560
Series 2021-E Class A1, 1.74% 12/25/60 (b)	12,678,527	11,071,756
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	1,779,172	1,578,170
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	12,600,314	11,668,185
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	872,732	863,893
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	778,311	717,594
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	16,012,748	14,629,988
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	7,851,929	7,741,817
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (b)(c)	6,887,000	6,755,458
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	12,105,961	11,577,222
CFMT LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	26,175,038	25,858,320
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.181% 5/27/37 (b)(c)(e)	18,784	18,524
Series 2014-3R:
Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(c)(e)(m)	556,406	56
Class AA1, CME Term SOFR 1 Month Index + 0.390% 4.181% 5/27/37 (b)(c)(e)	446,442	429,218
CSMC Trust sequential payer:
Series 2020-RPL3 Class A1, 4.0865% 3/25/60 (b)(c)	1,418,964	1,451,957
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	229,306	204,600
Csmc Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	2,998,121	3,003,464
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	920,574	830,822
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	2,066,200	2,052,758
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	44,781,020	42,035,536
Mfra Trst sequential payer Series 2024-RPL1 Class A1, 4.25% 2/25/66 (b)(c)	794,023	752,068
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	332,043	311,048
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	3,348,426	3,131,600
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 4.6696% 8/25/61 (b)	8,656,213	8,411,628
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	14,203,615	13,082,373
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	8,793,050	8,257,498
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	43,804	40,118
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	2,137,965	2,082,583
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	2,003,671	1,944,343
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	1,655,434	1,625,391
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	3,379,217	3,071,136
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	4,851,845	4,398,998
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (b)	1,690,815	1,610,548
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	1,407,447	1,401,334
Prmi Securitization Trust 2024-Cm floater Series 2024-CMG1 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.8012% 7/25/54 (b)(c)(e)	1,610,737	1,605,758
Prpm 2023-Rcf1 LLC Series 2023-RCF1 Class A1, 4% 6/25/53 (b)	6,192,931	6,062,527
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(c)	22,698,495	21,875,336
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	2,460,266	2,432,290
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	220,315	219,727
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	2,201,861	2,092,510
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5772% 7/20/34 (c)(e)	1,612	1,489
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0324% 9/25/43 (c)(e)	44,832	42,665
Towd Point Mortgage Trust:
sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (b)(c)	26,926,051	24,936,299
Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	43,434,672	41,146,924
Series 2020-1 Class A1, 2.71% 1/25/60 (b)	715,101	679,997
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 7.4128% 9/25/33 (c)	5,712	5,669
TOTAL PRIVATE SPONSOR		296,155,755
U.S. Government Agency - 1.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2633% 2/25/32 (c)(e)	1,623	1,628
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4677% 3/18/32 (c)(e)	2,964	2,988
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4633% 4/25/32 (c)(e)	3,179	3,205
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4633% 10/25/32 (c)(e)	3,939	3,972
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.2133% 1/25/32 (c)(e)	1,494	1,494
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6367% 12/25/33 (c)(n)(o)	64,813	9,717
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2167% 11/25/36 (c)(n)(o)	44,196	4,695
Series 2012-154 Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7633% 1/25/43 (c)(e)	442,373	432,392
Series 2017-36 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.8133% 5/25/47 (c)(e)	906,083	880,692
Series 2018-32 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7633% 5/25/48 (c)(e)	497,252	481,644
Series 2018-38 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7633% 6/25/48 (c)(e)	1,178,457	1,139,491
Series 2019-23 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.9133% 5/25/49 (c)(e)	7,754,789	7,609,462
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	16,364	16,645
Series 1999-32 Class PL, 6% 7/25/29	23,042	23,442
Series 1999-33 Class PK, 6% 7/25/29	16,733	17,010
Series 2001-52 Class YZ, 6.5% 10/25/31	3,030	3,129
Series 2005-102 Class CO 11/25/35 (p)	8,841	7,613
Series 2005-39 Class TE, 5% 5/25/35	10,914	11,097
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.3454% 8/25/35 (c)(e)(o)	2,050	2,140
Series 2005-81 Class PC, 5.5% 9/25/35	29,793	30,628
Series 2006-12 Class BO 10/25/35 (p)	39,593	34,961
Series 2006-15 Class OP 3/25/36 (p)	59,292	50,377
Series 2006-37 Class OW 5/25/36 (p)	6,019	4,902
Series 2006-45 Class OP 6/25/36 (p)	18,352	15,231
Series 2006-62 Class KP 4/25/36 (p)	28,800	24,047
Series 2012-149:
Class DA, 1.75% 1/25/43	76,027	70,517
Class GA, 1.75% 6/25/42	91,451	84,646
Series 2017-32 Class PA, 2.7% 5/25/47	8,243,949	7,509,640
Series 2017-37 Class AB, 2.55% 9/25/46	1,612,947	1,480,062
Series 2021-45 Class DA, 3% 7/25/51	8,849,906	7,982,739
Series 2021-69 Class JK, 1.5% 10/25/51	4,958,177	4,188,029
Series 2022-2 Class TH, 2.5% 2/25/52	2,943,995	2,708,269
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2,045	2,098
Series 1999-25 Class Z, 6% 6/25/29	13,964	14,043
Series 2001-20 Class Z, 6% 5/25/31	21,626	22,086
Series 2001-31 Class ZC, 6.5% 7/25/31	9,224	9,361
Series 2002-16 Class ZD, 6.5% 4/25/32	8,947	9,257
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.0867% 11/25/32 (c)(n)(o)	7,889	198
Series 2012-67 Class AI, 4.5% 7/25/27 (n)	4,671	61
Series 2020-43 Class MA, 2% 1/25/45	8,576,602	7,918,694
Series 2020-49 Class JA, 2% 8/25/44	4,792,578	4,449,802
Series 2020-80 Class BA, 1.5% 3/25/45	12,242,031	10,779,859
Series 2021-85 Class L, 2.5% 8/25/48	5,502,515	4,902,874
Series 2021-95:
Class 0, 2.5% 9/25/48	10,902,936	9,738,602
Class BA, 2.5% 6/25/49	16,578,247	14,732,043
Series 2021-96:
Class AH, 2.5% 3/25/49	22,763,382	20,517,679
Class HA, 2.5% 2/25/50	8,861,683	7,886,105
Series 2022-1 Class KA, 3% 5/25/48	5,733,649	5,331,269
Series 2022-11 Class B, 3% 6/25/49	6,155,284	5,754,453
Series 2022-13:
Class HA, 3% 8/25/46	7,999,253	7,551,433
Class JA, 3% 5/25/48	4,365,778	4,094,085
Series 2022-15 Class GC, 3% 1/25/47	7,159,819	6,730,648
Series 2022-17 Class BH, 3% 5/25/47	7,820,391	7,422,996
Series 2022-3:
Class D, 2% 2/25/48	16,327,087	14,686,504
Class N, 2% 10/25/47	68,837,713	61,636,655
Series 2022-30 Class E, 4.5% 7/25/48	16,238,385	16,036,146
Series 2022-4 Class B, 2.5% 5/25/49	6,442,199	5,757,129
Series 2022-49 Class TC, 4% 12/25/48	5,183,671	5,024,900
Series 2022-5:
Class 0, 2.5% 6/25/48	5,938,228	5,391,618
Class DA, 2.25% 11/25/47	18,569,125	16,763,350
Series 2022-7:
Class A, 3% 5/25/48	8,166,586	7,593,847
Class E, 2.5% 11/25/47	15,916,881	14,539,957
Series 2022-9 Class BA, 3% 5/25/48	6,775,981	6,301,169
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1767% 12/25/36 (c)(n)(o)	33,077	3,544
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9767% 5/25/37 (c)(n)(o)	16,233	1,931
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6367% 3/25/33 (c)(n)(o)	4,115	449
Series 2005-72 Class ZC, 5.5% 8/25/35	240,718	244,562
Series 2005-79 Class ZC, 5.9% 9/25/35	154,320	157,361
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.8401% 6/25/37 (c)(e)(o)	17,770	22,436
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.8201% 7/25/37 (c)(e)(o)	18,566	23,662
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.8201% 7/25/37 (c)(e)(o)	4,230	4,765
Series 2010-135 Class ZA, 4.5% 12/25/40	63,580	64,479
Series 2010-150 Class ZC, 4.75% 1/25/41	615,165	617,184
Series 2010-95 Class ZC, 5% 9/25/40	1,277,469	1,293,968
Series 2011-39 Class ZA, 6% 11/25/32	69,236	71,976
Series 2011-4 Class PZ, 5% 2/25/41	209,187	205,666
Series 2011-67 Class AI, 4% 7/25/26 (n)	2,073	30
Series 2012-100 Class WI, 3% 9/25/27 (n)	151,720	4,420
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0867% 6/25/41 (c)(n)(o)	6,310	28
Series 2013-133 Class IB, 3% 4/25/32 (n)	35,861	414
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.5867% 1/25/44 (c)(n)(o)	72,447	8,136
Series 2013-16 Class GP, 3% 3/25/33	287,886	280,936
Series 2013-44 Class DJ, 1.85% 5/25/33	5,641,470	5,209,846
Series 2013-51 Class GI, 3% 10/25/32 (n)	58,737	2,742
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2567% 6/25/35 (c)(n)(o)	85,718	6,905
Series 2015-42 Class IL, 6% 6/25/45 (n)	436,299	69,710
Series 2015-70 Class JC, 3% 10/25/45	504,142	480,801
Series 2017-30 Class AI, 5.5% 5/25/47 (n)	226,094	36,419
Series 2020-39 Class MG, 1.5% 6/25/40	22,227,511	18,782,392
Series 2020-45:
Class JC, 1.5% 7/25/40	22,672,026	19,157,875
Class JL, 3% 7/25/40	403,687	371,193
Series 2020-59 Class MC, 1.5% 8/25/40	24,927,033	21,052,831
Series 2021-21 Class HG, 2% 11/25/47	5,660,474	5,047,104
Series 2021-59 Class H, 2% 6/25/48	5,782,270	4,806,647
Series 2021-66:
Class DA, 2% 1/25/48	6,198,290	5,176,371
Class DM, 2% 1/25/48	6,587,005	5,500,999
Series 2022-28 Class A, 2.5% 2/25/52	14,986,761	14,148,784
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (n)	15,056	2,269
Series 343 Class 16, 5.5% 5/25/34 (n)	14,044	2,135
Series 348 Class 14, 6.5% 8/25/34 (c)(n)	11,588	2,130
Series 351:
Class 12, 5.5% 4/25/34 (c)(n)	7,144	1,132
Class 13, 6% 3/25/34 (n)	11,075	1,923
Series 359 Class 19, 6% 7/25/35 (c)(n)	6,417	1,167
Series 384 Class 6, 5% 7/25/37 (n)	62,979	10,361
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.268% 1/15/32 (c)(e)	1,177	1,180
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 3/15/32 (c)(e)	1,707	1,716
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.468% 3/15/32 (c)(e)	1,596	1,607
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 6/15/31 (c)(e)	2,735	2,744
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.368% 3/15/32 (c)(e)	986	990
Series 4709 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.818% 8/15/47 (c)(e)	455,676	443,015
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	4,870,232	4,129,268
Series 2021-5148:
Class AD, 1.5% 10/25/51	4,924,116	4,169,143
Class PC, 1.5% 10/25/51	4,866,732	4,080,549
Series 2095 Class PE, 6% 11/15/28	21,793	22,174
Series 2101 Class PD, 6% 11/15/28	1,565	1,595
Series 2104 Class PG, 6% 12/15/28	1,686	1,717
Series 2121 Class MG, 6% 2/15/29	9,405	9,577
Series 2131 Class BG, 6% 3/15/29	50,517	51,481
Series 2137 Class PG, 6% 3/15/29	8,421	8,576
Series 2154 Class PT, 6% 5/15/29	17,168	17,490
Series 2162 Class PH, 6% 6/15/29	3,005	3,058
Series 2520 Class BE, 6% 11/15/32	34,255	35,406
Series 2693 Class MD, 5.5% 10/15/33	137,473	139,439
Series 2802 Class OB, 6% 5/15/34	25,018	25,649
Series 3002 Class NE, 5% 7/15/35	75,701	77,079
Series 3110 Class OP 9/15/35 (p)	9,026	8,663
Series 3119 Class PO 2/15/36 (p)	69,314	56,680
Series 3121 Class KO 3/15/36 (p)	10,628	9,160
Series 3123 Class LO 3/15/36 (p)	38,163	31,494
Series 3145 Class GO 4/15/36 (p)	41,532	34,555
Series 3189 Class PD, 6% 7/15/36	69,437	72,773
Series 3225 Class EO 10/15/36 (p)	20,993	17,223
Series 3258 Class PM, 5.5% 12/15/36	21,738	22,341
Series 3415 Class PC, 5% 12/15/37	31,291	31,597
Series 3832 Class PE, 5% 3/15/41	310,635	316,397
Series 4135 Class AB, 1.75% 6/15/42	70,556	65,686
sequential payer:
Series 2009-3578 Class KB, 4% 9/15/24	2,697	2,691
Series 2010-3711 Class B, 4% 8/15/25	137,546	136,516
Series 2010-3720 Class EB, 4% 9/15/25	202,665	201,105
Series 2012-4140 Class JW, 4% 3/15/25	69,620	69,262
Series 2020-4993 Class LA, 2% 8/25/44	8,141,669	7,563,477
Series 2020-5018:
Class LC, 3% 10/25/40	2,723,307	2,509,439
Class LY, 3% 10/25/40	2,068,661	1,905,702
Series 2020-5066 Class A, 1.5% 11/25/44	3,620,229	3,191,024
Series 2021-5169 Class TP, 2.5% 6/25/49	4,773,678	4,237,371
Series 2021-5175 Class CB, 2.5% 4/25/50	32,033,484	28,447,748
Series 2021-5180 Class KA, 2.5% 10/25/47	6,393,614	5,818,805
Series 2022-5189:
Class DA, 2.5% 5/25/49	4,437,737	3,956,837
Class TP, 2.5% 5/25/49	4,333,782	3,868,862
Series 2022-5190:
Class BA, 2.5% 11/25/47	4,243,778	3,858,462
Class CA, 2.5% 5/25/49	3,623,123	3,234,091
Series 2022-5191 Class CA, 2.5% 4/25/50	7,505,385	6,622,940
Series 2022-5197:
Class A, 2.5% 6/25/49	3,623,133	3,234,092
Class DA, 2.5% 11/25/47	3,221,438	2,932,302
Series 2022-5198 Class BA, 2.5% 11/25/47	15,549,960	14,219,292
Series 2022-5201 Class EB, 3% 2/25/48	8,599,901	8,038,909
Series 2022-5202:
Class AG, 3% 1/25/49	3,564,885	3,302,989
Class LB, 2.5% 10/25/47	3,452,860	3,145,351
Class UA, 3% 4/25/50	6,233,031	5,745,331
Series 2022-5210 Class TA, 3.5% 11/25/46	4,666,994	4,434,684
Series 2114 Class ZM, 6% 1/15/29	708	721
Series 2135 Class JE, 6% 3/15/29	4,980	5,095
Series 2274 Class ZM, 6.5% 1/15/31	6,607	6,693
Series 2281 Class ZB, 6% 3/15/30	9,868	10,086
Series 2303 Class ZV, 6% 4/15/31	4,668	4,793
Series 2357 Class ZB, 6.5% 9/15/31	48,635	49,997
Series 2502 Class ZC, 6% 9/15/32	15,149	15,654
Series 2519 Class ZD, 5.5% 11/15/32	15,799	16,183
Series 2998 Class LY, 5.5% 7/15/25	820	818
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.132% 2/15/36 (c)(n)(o)	22,761	2,237
Series 2013-4281 Class AI, 4% 12/15/28 (n)	1,901	13
Series 2017-4683 Class LM, 3% 5/15/47	616,173	591,482
Series 2020-5000 Class BA, 2% 4/25/45	14,215,538	13,042,385
Series 2020-5041:
Class LA, 1.5% 11/25/40	3,372,700	2,842,280
Class LB, 3% 11/25/40	4,634,596	4,273,718
Series 2020-5046 Class PT, 1.5% 11/25/40	2,562,103	2,158,889
Series 2021-5077 Class ME, 2% 8/15/48	4,541,249	3,904,993
Series 2021-5083 Class VA, 1% 8/15/38	15,291,933	14,448,729
Series 2021-5182 Class A, 2.5% 10/25/48	42,051,904	37,516,754
Series 2022-5207 Class PA, 3% 6/25/51	10,874,195	9,976,010
Series 2022-5210 Class AB, 3% 1/25/42	8,137,928	7,622,726
Series 2022-5214 Class CB, 3.25% 4/25/52	19,882,968	18,829,378
Series 2022-5236 Class P, 5% 4/25/48	6,442,385	6,478,683
Series 2022-5266 Class CD, 4.5% 10/25/44	12,000,983	11,937,896
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.732% 11/15/31 (c)(n)(o)	3,095	142
Series 2587 Class IM, 6.5% 3/15/33 (n)	1,852	292
Series 2933 Class ZM, 5.75% 2/15/35	335,965	348,268
Series 2947 Class XZ, 6% 3/15/35	140,122	145,956
Series 2996 Class ZD, 5.5% 6/15/35	224,188	230,485
Series 3237 Class C, 5.5% 11/15/36	299,277	306,916
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.192% 11/15/36 (c)(n)(o)	98,130	9,166
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.112% 6/15/37 (c)(n)(o)	63,916	7,715
Series 3949 Class MK, 4.5% 10/15/34	129,820	129,476
Series 4055 Class BI, 3.5% 5/15/31 (n)	11,119	25
Series 4149 Class IO, 3% 1/15/33 (n)	33,047	2,361
Series 4314 Class AI, 5% 3/15/34 (n)	3,361	44
Series 4427 Class LI, 3.5% 2/15/34 (n)	200,072	8,887
Series 4471 Class PA 4% 12/15/40	176,286	174,153
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.718% 5/15/37 (c)(e)	73,278	71,409
Series 2156 Class TC, 6.25% 5/15/29	2,315	2,314
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,903	1,923
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	4,617	4,691
Series 2056 Class Z, 6% 5/15/28	13,338	13,579
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.768% 5/15/48 (c)(e)	808,897	781,358
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	6,227,612	5,282,686
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	4,708,767	4,197,469
Class GC, 2% 11/25/47	5,118,625	4,561,943
Series 2021-5164 Class M, 2.5% 7/25/48	4,799,369	4,280,123
Series 4386 Class AZ, 4.5% 11/15/40	743,358	730,943
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	5,003,568	4,786,681
Series 2018-4 Class MA, 3.5% 3/25/58	2,007,816	1,912,129
Series 2019-1 Class MA, 3.5% 7/25/58	3,404,646	3,236,779
Series 2018-3 Class M55D, 4% 8/25/57	298,867	277,039
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2369% 6/16/37 (c)(n)(o)	41,496	4,494
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0116% 3/20/60 (c)(e)(q)	196,172	195,894
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7916% 7/20/60 (c)(e)(q)	55,235	55,038
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7464% 9/20/60 (c)(e)(q)	47,583	47,318
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7464% 8/20/60 (c)(e)(q)	44,749	44,544
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8264% 12/20/60 (c)(e)(q)	118,517	118,080
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 12/20/60 (c)(e)(q)	82,611	82,445
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 2/20/61 (c)(e)(q)	83,733	83,532
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9364% 2/20/61 (c)(e)(q)	104,725	104,428
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 4/20/61 (c)(e)(q)	99,043	98,865
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9464% 5/20/61 (c)(e)(q)	95,682	95,443
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9464% 5/20/61 (c)(e)(q)	101,380	101,202
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9764% 6/20/61 (c)(e)(q)	109,392	109,239
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9964% 9/20/61 (c)(e)(q)	297,043	296,649
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0464% 10/20/61 (c)(e)(q)	107,858	107,775
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1464% 11/20/61 (c)(e)(q)	131,503	131,592
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1464% 1/20/62 (c)(e)(q)	61,232	61,270
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0764% 1/20/62 (c)(e)(q)	122,419	122,361
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0764% 3/20/62 (c)(e)(q)	61,392	61,284
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0964% 5/20/61 (c)(e)(q)	4,513	4,499
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0464% 1/20/64 (c)(e)(q)	61,795	61,745
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0464% 12/20/63 (c)(e)(q)	94,877	94,766
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 6/20/64 (c)(e)(q)	80,559	80,397
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7264% 5/20/63 (c)(e)(q)	2,766	2,731
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6464% 4/20/63 (c)(e)(q)	3,577	3,533
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8464% 12/20/62 (c)(e)(q)	10,946	10,829
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.9002% 2/20/49 (c)(e)	1,872,379	1,843,685
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (n)	10,580	566
Series 2016-69 Class WA, 3% 2/20/46	267,835	251,092
Series 2017-134 Class BA, 2.5% 11/20/46	101,806	93,785
Series 2017-153 Class GA, 3% 9/20/47	887,549	816,981
Series 2017-182 Class KA, 3% 10/20/47	705,674	654,332
Series 2018-13 Class Q, 3% 4/20/47	843,911	797,781
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	113,193	112,634
Series 2010-160 Class DY, 4% 12/20/40	904,025	887,924
Series 2010-170 Class B, 4% 12/20/40	199,406	195,653
Series 2017-139 Class BA, 3% 9/20/47	2,706,976	2,471,114
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0469% 5/16/34 (c)(n)(o)	27,698	2,001
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7469% 8/17/34 (c)(n)(o)	20,563	1,903
Series 2010-116 Class QB, 4% 9/16/40	61,898	59,766
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7916% 5/20/60 (c)(e)(q)	132,586	132,140
Series 2011-52 Class HI, 7% 4/16/41 (n)	22,153	2,985
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6498% 7/20/41 (c)(n)(o)	77,434	7,894
Series 2013-149 Class MA, 2.5% 5/20/40	489,946	477,414
Series 2014-2 Class BA, 3% 1/20/44	1,670,693	1,552,644
Series 2014-21 Class HA, 3% 2/20/44	622,251	582,579
Series 2014-25 Class HC, 3% 2/20/44	1,060,584	982,968
Series 2014-5 Class A, 3% 1/20/44	862,004	800,901
Series 2015-H13 Class HA, 2.5% 8/20/64 (q)	5,442	5,244
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.6% 5/20/66 (c)(e)(q)	254,650	253,596
Series 2017-186 Class HK, 3% 11/16/45	908,780	846,948
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.45% 8/20/66 (c)(e)(q)	459,576	457,400
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2558% 5/20/65 (c)(q)	25,985	25,673
Prpm 2024-Rcf4 LLC Series 2024-RCF4 Class A1, 4% 7/25/54 (b)	5,055,188	4,911,849
TOTAL U.S. GOVERNMENT AGENCY		730,530,982
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,015,904,650)		1,026,686,737

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.487% 1/15/39 (b)(c)(e)	12,973,862	12,789,529
Class B, CME Term SOFR 1 Month Index + 1.550% 6.887% 1/15/39 (b)(c)(e)	2,064,000	2,025,748
Class C, CME Term SOFR 1 Month Index + 2.150% 7.487% 1/15/39 (b)(c)(e)	1,474,000	1,443,491
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	10,500,000	10,158,750
Class ANM, 3.112% 11/5/32 (b)	6,380,000	5,933,400
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,295,000	1,116,938
Class CNM, 3.8425% 11/5/32 (b)(c)	536,000	389,940
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	11,067,000	10,651,111
Series 2018-BN10:
Class A4, 3.428% 2/15/61	7,450,721	7,168,168
Class A5, 3.688% 2/15/61	40,101,000	38,754,962
Series 2018-BN14:
Class A4, 4.231% 9/15/60	10,750,000	10,544,609
Class ASB, 4.185% 9/15/60	4,639,904	4,599,993
Series 2018-BN15 Class ASB, 4.285% 11/15/61	1,026,116	1,016,131
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,112,000	1,003,582
Series 2019-BN23 Class ASB, 2.846% 12/15/52	3,300,000	3,151,667
Series 2020-BN26 Class ASB, 2.313% 3/15/63	19,800,000	18,531,877
Series 2021-BN35 Class ASB, 2.067% 6/15/64	1,200,000	1,080,363
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	14,200,000	14,563,893
Class A3, 6.26% 4/15/56	18,500,000	19,261,351
Series 2020-BN25 Class XB, 0.5319% 1/15/63 (c)(n)	30,600,000	634,075
Series 2021-BN33 Class XA, 1.163% 5/15/64 (c)(n)	102,422,243	4,923,509
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	6,489,939	6,295,724
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	10,059,000	9,689,634
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	12,200,000	12,992,948
Bank5 2023-5Yr4 sequential payer Series 2023-5YR4 Class A3, 6.5% 12/15/56	9,262,065	9,800,298
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, CME Term SOFR 1 Month Index + 0.710% 5.9924% 11/25/35 (b)(c)(e)	21,895	21,466
Class M1, CME Term SOFR 1 Month Index + 0.770% 6.0524% 11/25/35 (b)(c)(e)	5,857	5,594
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 5.9774% 1/25/36 (b)(c)(e)	51,867	49,747
Class M1, CME Term SOFR 1 Month Index + 0.780% 6.0674% 1/25/36 (b)(c)(e)	16,744	15,930
Class M2, CME Term SOFR 1 Month Index + 0.810% 6.0974% 1/25/36 (b)(c)(e)	6,314	5,992
Class M3, CME Term SOFR 1 Month Index + 0.860% 6.1424% 1/25/36 (b)(c)(e)	9,189	8,633
Series 2006-1:
Class A2, CME Term SOFR 1 Month Index + 0.650% 5.9324% 4/25/36 (b)(c)(e)	8,862	8,377
Class M1, CME Term SOFR 1 Month Index + 0.680% 5.9624% 4/25/36 (b)(c)(e)	5,359	5,030
Class M2, CME Term SOFR 1 Month Index + 0.710% 5.9924% 4/25/36 (b)(c)(e)	5,668	5,202
Class M6, CME Term SOFR 1 Month Index + 1.070% 6.3524% 4/25/36 (b)(c)(e)	5,359	4,841
Series 2006-2A:
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.8574% 7/25/36 (b)(c)(e)	7,987	7,472
Class M2, CME Term SOFR 1 Month Index + 0.600% 5.8874% 7/25/36 (b)(c)(e)	5,675	5,247
Class M4, CME Term SOFR 1 Month Index + 0.740% 6.0224% 7/25/36 (b)(c)(e)	5,360	4,974
Series 2006-4A:
Class A2, CME Term SOFR 1 Month Index + 0.510% 5.7974% 12/25/36 (b)(c)(e)	109,603	103,903
Class M1, CME Term SOFR 1 Month Index + 0.540% 5.8274% 12/25/36 (b)(c)(e)	8,808	8,496
Class M3, CME Term SOFR 1 Month Index + 0.620% 5.9024% 12/25/36 (b)(c)(e)	5,971	5,638
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.7974% 3/25/37 (b)(c)(e)	27,014	25,651
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.7974% 7/25/37 (b)(c)(e)	91,358	85,530
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.8724% 7/25/37 (b)(c)(e)	85,510	79,072
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.9474% 7/25/37 (b)(c)(e)	29,129	26,754
Class M2, CME Term SOFR 1 Month Index + 0.520% 6.0074% 7/25/37 (b)(c)(e)	18,978	17,335
Class M3, CME Term SOFR 1 Month Index + 0.600% 6.1274% 7/25/37 (b)(c)(e)	27,546	22,916
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.8274% 7/25/37 (b)(c)(e)	31,380	29,662
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.8574% 7/25/37 (b)(c)(e)	16,646	15,335
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.9024% 7/25/37 (b)(c)(e)	17,761	16,195
Class M3, CME Term SOFR 1 Month Index + 0.660% 5.9474% 7/25/37 (b)(c)(e)	28,672	26,137
Class M4, CME Term SOFR 1 Month Index + 0.860% 6.1424% 7/25/37 (b)(c)(e)	45,079	41,459
Class M5, CME Term SOFR 1 Month Index + 1.010% 6.2924% 7/25/37 (b)(c)(e)	27,092	27,476
BBCMS Mortgage Trust sequential payer:
Series 2019-C3 Class ASB, 3.458% 5/15/52	4,117,540	4,020,574
Series 2019-C5 Class ASB, 2.99% 11/15/52	1,896,629	1,830,967
Series 2023-C21 Class A3, 6.5064% 9/15/56 (c)	14,543,000	15,675,716
BCP Trust floater Series 2021-330N Class A, CME Term SOFR 1 Month Index + 0.910% 6.2505% 6/15/38 (b)(c)(e)	4,207,067	3,893,249
Benchmark 2024-V9 Mortgage Tru sequential payer Series 2024-V9 Class A3, 5.6019% 8/15/57	15,300,000	15,767,589
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	2,375,558	2,323,257
Series 2018-B2 Class ASB, 3.7802% 2/15/51	2,483,281	2,443,201
Series 2018-B4 Class A5, 4.121% 7/15/51	1,260,000	1,225,037
Series 2018-B7 Class A4, 4.51% 5/15/53	3,112,512	3,061,994
Series 2019-B10:
Class A4, 3.717% 3/15/62	2,683,000	2,570,660
Class ASB, 3.615% 3/15/62	8,343,030	8,166,890
Series 2019-B13 Class A4, 2.952% 8/15/57	12,263,000	11,219,464
Series 2023-V2 Class A3, 5.8118% 5/15/55	7,200,000	7,422,240
Series 2023-V3 Class A3, 6.3629% 7/15/56	5,110,000	5,367,776
Series 2018-B7 Class A2, 4.377% 5/15/53	889,757	877,502
Series 2018-B8 Class A5, 4.2317% 1/15/52	15,369,000	14,844,227
Series 2019-B12 Class XA, 1.2096% 8/15/52 (c)(n)	78,570,536	2,714,416
Series 2019-B14 Class XA, 0.8924% 12/15/62 (c)(n)	128,353,975	2,934,249
Series 2020-B17 Class XA, 1.5346% 3/15/53 (c)(n)	28,769,207	1,265,155
Series 2020-B18 Class XA, 1.9079% 7/15/53 (c)(n)	19,274,951	1,099,461
Series 2020-B19 Class XA, 1.8708% 9/15/53 (c)(n)	10,964,330	629,680
Series 2021-B27 Class XA, 1.3706% 7/15/54 (c)(n)	35,248,030	1,986,963
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.2015% 9/15/26 (b)(c)(e)	21,008,136	20,429,387
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.679% 3/15/41 (b)(c)(e)	14,644,000	14,570,780
Bmo 2024-5C5 Mtg Trust sequential payer Series 2024-5C5 Class A3, 5.8574% 2/15/57	5,100,000	5,311,172
BMO Mortgage Trust:
sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	6,300,000	6,641,989
Series 2023-C6 Class XA, 0.9822% 9/15/56 (c)(n)	224,991,095	12,570,275
BMP floater Series 2024-MF23:
Class A, CME Term SOFR 1 Month Index + 1.370% 6.7088% 6/15/41 (b)(c)(e)	19,211,000	19,132,955
Class B, CME Term SOFR 1 Month Index + 1.640% 6.9785% 6/15/41 (b)(c)(e)	5,310,000	5,270,205
Class C, CME Term SOFR 1 Month Index + 1.840% 7.1782% 6/15/41 (b)(c)(e)	3,540,000	3,509,025
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2349% 4/15/37 (b)(c)(e)	71,777,000	71,866,721
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7839% 4/15/37 (b)(c)(e)	11,281,000	11,295,101
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6833% 4/15/34 (b)(c)(e)	4,437,000	4,370,542
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9833% 4/15/34 (b)(c)(e)	2,933,000	2,878,086
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2833% 4/15/34 (b)(c)(e)	3,079,000	3,009,822
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0874% 10/15/26 (b)(c)(e)	5,095,938	5,027,462
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2515% 2/15/36 (b)(c)(e)	8,943,000	8,856,365
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1406% 10/15/36 (b)(c)(e)	24,019,512	23,786,823
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3503% 10/15/36 (b)(c)(e)	9,701,000	9,513,043
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5501% 10/15/36 (b)(c)(e)	10,186,000	9,956,815
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7498% 10/15/36 (b)(c)(e)	3,579,000	3,482,814
Class E, CME Term SOFR 1 Month Index + 2.060% 7.399% 10/15/36 (b)(c)(e)	11,390,000	11,162,200
Series 2021-SOAR Class E, CME Term SOFR 1 Month Index + 1.910% 7.2515% 6/15/38 (b)(c)(e)	3,331,604	3,271,218
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.1038% 5/15/38 (b)(c)(e)	14,531,483	14,377,086
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8279% 4/15/37 (b)(c)(e)	17,434,634	17,369,805
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3498% 2/15/39 (b)(c)(e)	4,723,964	4,679,677
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6492% 2/15/39 (b)(c)(e)	8,185,319	8,057,423
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8986% 2/15/39 (b)(c)(e)	5,519,643	5,426,499
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2977% 2/15/39 (b)(c)(e)	5,519,643	5,421,324
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0983% 12/9/40 (b)(c)(e)	21,289,329	21,342,552
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5277% 12/9/40 (b)(c)(e)	4,135,189	4,133,890
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9771% 12/9/40 (b)(c)(e)	2,240,547	2,237,747
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3275% 11/15/32 (b)(c)(e)	2,663,553	2,661,056
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3833% 4/15/34 (b)(c)(e)	6,654,469	6,592,174
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1215% 6/15/38 (b)(c)(e)	23,708,038	23,448,731
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7285% 3/15/41 (b)(c)(e)	84,679,118	84,414,496
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1284% 2/15/39 (b)(c)(e)	4,257,969	4,231,357
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0281% 3/15/41 (b)(c)(e)	13,188,887	13,073,573
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2778% 3/15/41 (b)(c)(e)	17,137,018	16,944,374
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7789% 2/15/39 (b)(c)(e)	34,159,294	34,116,595
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9782% 5/15/41 (b)(c)	41,729,898	41,651,709
BX Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.3015% 11/15/38 (b)(c)(e)	1,455,093	1,440,997
Series 2021-XL2 Class A, CME Term SOFR 1 Month Index + 0.800% 6.14% 10/15/38 (b)(c)(e)	1,084,722	1,071,163
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.5019% 8/15/39 (b)(c)(e)	23,651,420	23,680,958
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2769% 4/15/37 (b)(c)(e)	8,472,082	8,451,049
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6269% 4/15/37 (b)(c)(e)	2,372,331	2,367,907
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1759% 4/15/37 (b)(c)(e)	1,600,323	1,597,336
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7788% 4/15/41 (b)(c)(e)	51,013,484	50,789,734
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0284% 4/15/41 (b)(c)(e)	8,081,726	7,983,230
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2781% 4/15/41 (b)(c)(e)	6,749,443	6,614,454
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 1/15/34 (b)(c)(e)	3,932,422	3,900,471
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.704% 12/15/37 (b)(c)(e)	20,276,000	20,263,328
CD Mortgage Trust sequential payer:
Series 2017-CD5:
Class A3, 3.171% 8/15/50	17,950,000	17,146,389
Class AAB, 3.22% 8/15/50	497,314	485,366
Series 2017-CD6 Class ASB, 3.332% 11/13/50	11,405,090	11,152,868
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	28,296,507	27,205,688
Class A2, 1.99% 7/15/60 (b)	10,070,427	8,973,759
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	15,360,984	14,304,587
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	8,445,777	8,164,423
Series 2017-C8 Class A3, 3.3048% 6/15/50	17,489,806	16,800,050
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1:
Class A3, 3.197% 8/15/50	774,117	744,030
Class A4, 3.458% 8/15/50	2,800,000	2,666,813
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2016-GC37 Class AAB, 3.098% 4/10/49	103,624	102,091
Series 2017-P7 Class AAB, 3.509% 4/14/50	4,733,248	4,655,954
Series 2019-C7 Class A4, 3.102% 12/15/72	10,211,702	9,441,561
Series 2020-GC46 Class AAB, 2.614% 2/15/53	1,100,000	1,038,930
Series 2014-GC25 Class A/S, 4.017% 10/10/47	7,354,000	7,342,413
Series 2015-GC27 Class A5, 3.137% 2/10/48	23,810,000	23,699,126
Series 2015-GC33:
Class AAB, 3.522% 9/10/58	1,765,358	1,748,178
Class XA, 1.0182% 9/10/58 (c)(n)	1,425,376	8,309
Series 2016-P6 Class XA, 0.692% 12/10/49 (c)(n)	1,156,196	11,263
Series 2019-GC41 Class XA, 1.1599% 8/10/56 (c)(n)	18,990,620	699,155
COMM Mortgage Trust:
sequential payer:
Series 2015 LC19 Class A3, 2.922% 2/10/48	9,276,850	9,263,042
Series 2015-CR24 Class A5, 3.696% 8/10/48	9,464,000	9,322,533
Series 2015-DC1 Class A4, 3.078% 2/10/48	28,442,415	28,338,251
Series 2015-LC21 Class A4, 3.708% 7/10/48	2,085,000	2,056,339
Series 2014-CR20 Class XA, 0.8921% 11/10/47 (c)(n)	179,699	4
Series 2014-LC17 Class XA, 0.6896% 10/10/47 (c)(n)	511,991	9
Series 2014-UBS6 Class XA, 0.8612% 12/10/47 (c)(n)	1,810,673	39
COMM Trust sequential payer Series 2017-COR2 Class ASB, 3.317% 9/10/50	666,328	649,264
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	3,836,000	3,770,253
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,200,881	2,097,597
CSAIL Commercial Mortgage Trust:
sequential payer:
Series 2015-C4 Class A3, 3.5438% 11/15/48	4,302,081	4,240,550
Series 2020-C19 Class ASB, 2.5501% 3/15/53	6,551,300	6,196,377
Series 2015-C2 Class ASB, 3.2241% 6/15/57	88,920	88,734
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	2,606,688	2,549,488
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(c)	6,803,000	6,959,240
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1525% 11/15/38 (b)(c)(e)	66,059,127	65,192,101
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5717% 11/15/38 (b)(c)(e)	27,242,291	26,783,133
Eqt Trust 2024-Extr sequential payer Series 2024-EXTR Class A, 5.3308% 7/5/41 (b)(c)	38,408,000	39,113,248
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5315% 7/15/38 (b)(c)(e)	4,715,766	4,695,135
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8315% 7/15/38 (b)(c)(e)	3,796,363	3,763,177
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1515% 7/15/38 (b)(c)(e)	2,842,774	2,817,946
Class D, CME Term SOFR 1 Month Index + 2.360% 7.7015% 7/15/38 (b)(c)(e)	19,777,071	19,678,281
Fannie Mae sequential payer Series 2018-M10 Class A2, 3.4689% 7/25/28 (c)	985,097	958,921
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	2,521,876	2,481,300
Series 2016-K054 Class A2, 2.745% 1/25/26	26,020,748	25,411,181
Series 2017-K067 Class A2, 3.194% 7/25/27	6,723,000	6,551,024
Series 2017-K070 Class A2, 3.303% 11/25/27	23,654,000	23,090,259
Series 2018-K074 Class A2, 3.6% 1/25/28	34,340,000	33,751,697
Series 2019-K098 Class A2, 2.425% 8/25/29	5,100,000	4,719,704
Series 2020-K740 Class A2, 1.47% 9/25/27	19,600,000	18,099,389
Series 2022-K750 Class A2, 3% 9/25/29	46,163,000	43,892,311
Series 2023-K751 Class A2, 4.412% 3/25/30	15,910,000	16,081,209
Series 2023-K752 Class A2, 4.284% 7/25/30	20,900,000	20,980,367
Series 2024-K517 Class A2, 5.355% 1/25/29	58,400,000	60,805,975
Series K069 Class A2, 3.187% 9/25/27	12,446,922	12,114,189
Series K071 Class A2, 3.286% 11/25/27	13,265,000	12,917,671
Series K072 Class A2, 3.444% 12/25/27	17,627,000	17,237,424
Series K073 Class A2, 3.35% 1/25/28	22,090,000	21,534,876
Series 2017-K068 Class A2, 3.244% 8/25/27	8,900,000	8,679,340
Series 2018-K075 Class A2, 3.65% 2/25/28	61,500,000	60,481,911
Series 2018-K081 Class A2, 3.9% 8/25/28	7,532,000	7,457,550
Series 2022 K748 Class A2, 2.26% 1/25/29	80,223,000	74,228,417
Series K047 Class A2, 3.329% 5/25/25	41,986,091	41,470,305
Series K063 Class A2, 3.43% 1/25/27	6,124,002	6,013,055
Series K076 Class A2, 3.9% 4/25/28	9,900,000	9,810,377
Series K077 Class A2, 3.85% 5/25/28	33,650,000	33,288,363
Series K084 Class A2, 3.78% 10/25/28	8,799,669	8,666,907
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	21,337,152	21,121,774
Series K044 Class A2, 2.811% 1/25/25	48,132,749	47,667,190
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.4015% 9/15/31 (b)(c)(e)	6,921,606	6,883,770
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 10/15/36 (b)(c)(e)	24,627,106	24,258,162
Class B, CME Term SOFR 1 Month Index + 1.260% 6.6015% 10/15/36 (b)(c)(e)	1,654,000	1,613,266
Class C, CME Term SOFR 1 Month Index + 1.660% 7.0015% 10/15/36 (b)(c)(e)	1,363,000	1,328,967
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	2,226,376	2,183,767
Series 2016-GC34 Class AAB, 3.278% 10/10/48	716,443	706,355
Series 2017-GS6 Class A2, 3.164% 5/10/50	4,096,129	3,905,834
Series 2018-GS10:
Class A4, 3.89% 7/10/51	15,685,681	15,223,143
Class A5, 4.155% 7/10/51	5,912,000	5,714,584
Class AAB, 4.106% 7/10/51	1,525,757	1,510,119
Series 2018-GS9 Class A4, 3.992% 3/10/51	20,920,000	20,185,432
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	1,000,000	926,568
Series 2020-GC45 Class AAB, 2.8428% 2/13/53	6,400,000	6,095,467
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	7,148,872	6,830,611
Series 2013-GC13 Class A/S, 3.9966% 7/10/46 (b)(c)	1,761,415	1,679,333
Series 2015-GC30 Class A/S, 3.777% 5/10/50	2,860,805	2,787,216
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8256% 8/15/39 (b)(c)(e)	53,036,000	53,085,721
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9334% 4/15/37 (b)(c)(e)	18,158,800	17,433,302
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	24,200,000	20,980,021
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	5,409,013	5,338,580
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	2,049,552	2,016,271
Series 2018-C8 Class ASB, 4.145% 6/15/51	6,650,989	6,551,537
Series 2019-COR6 Class A4, 3.0565% 11/13/52	2,872,000	2,522,455
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9515% 9/15/29 (b)(c)(e)	2,822,445	2,653,498
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,569,210	1,433,489
Series 2018-AON Class D, 4.767% 7/5/31 (b)(c)	1,846,000	1,109,886
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	1,167,147	1,066,406
Class CFX, 4.9498% 7/5/33 (b)	767,000	592,574
Class DFX, 5.3503% 7/5/33 (b)	1,370,000	992,821
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class A, CME Term SOFR 1 Month Index + 2.290% 7.6271% 12/15/36 (b)(c)(e)	11,000,000	11,030,938
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (b)	5,098,050	4,876,629
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6321% 5/15/39 (b)(c)(e)	41,080,997	40,190,879
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1308% 5/15/39 (b)(c)(e)	22,757,000	21,791,691
Class C, CME Term SOFR 1 Month Index + 2.090% 7.43% 5/15/39 (b)(c)(e)	8,790,000	8,271,828
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8788% 5/15/39 (b)(c)(e)	8,790,000	8,193,348
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 3/15/38 (b)(c)(e)	7,330,459	7,195,757
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3315% 3/15/38 (b)(c)(e)	2,331,815	2,275,167
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5515% 3/15/38 (b)(c)(e)	1,616,408	1,571,601
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8515% 3/15/38 (b)(c)(e)	2,247,742	2,186,946
Class E, CME Term SOFR 1 Month Index + 1.860% 7.2015% 3/15/38 (b)(c)(e)	1,963,800	1,885,507
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 7/15/38 (b)(c)(e)	11,210,236	11,087,624
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	5,124,962	5,018,021
Series 2015-C22 Class ASB, 3.04% 4/15/48	134,075	134,081
Series 2015-C25 Class XA, 1.1751% 10/15/48 (c)(n)	811,771	4,539
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.234% 8/15/33 (b)(c)(e)	134,441	109,751
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 12/15/36 (b)(c)(e)	9,700,000	7,862,584
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	15,100,000	14,585,010
Series 2017-HR2:
Class A3, 3.33% 12/15/50	6,538,578	6,248,370
Class A4, 3.587% 12/15/50	7,467,886	7,168,577
Series 2018-L1 Class A3, 4.139% 10/15/51	960,000	944,532
Series 2019-L2 Class A3, 3.806% 3/15/52	19,512,202	18,713,376
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	17,584,985	16,840,134
Series 2018-H4 Class A4, 4.31% 12/15/51	4,191,000	4,085,425
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	1,783,000	1,689,647
Class C, 3.283% 11/10/36 (b)(c)	1,712,000	1,596,684
Series 2021-L6 Class XA, 1.3148% 6/15/54 (c)(n)	27,821,945	1,404,558
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	10,362,382	9,723,292
NYT Mortgage Trust floater Series 2019-NYT Class A, CME Term SOFR 1 Month Index + 1.490% 6.834% 12/15/35 (b)(c)(e)	20,822,000	20,290,562
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (b)(c)(e)	18,088,651	18,246,927
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1749% 10/15/28 (b)(c)(e)	10,899,019	10,939,779
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9355% 10/15/36 (b)(c)(e)	30,017,941	29,520,769
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2515% 4/15/36 (b)(c)(e)	23,000,000	22,761,893
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/41 (b)(c)(n)	213,942,750	2,974,938
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3369% 2/15/39 (b)(c)(e)	4,954,000	4,849,142
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9869% 2/15/39 (b)(c)(e)	2,576,000	2,503,832
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.028% 7/15/36 (b)(c)(e)	13,499,928	13,347,012
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1822% 11/15/38 (b)(c)(e)	40,009,431	39,521,816
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5312% 11/15/38 (b)(c)(e)	24,252,647	23,949,855
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7804% 11/15/38 (b)(c)(e)	5,961,256	5,871,945
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0296% 11/15/38 (b)(c)(e)	4,114,511	4,032,220
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	890,446	874,153
Series 2017-C5 Class ASB, 3.345% 11/15/50	1,473,911	1,440,219
Series 2017-C7 Class ASB, 3.586% 12/15/50	649,445	636,592
Series 2018-C12 Class ASB, 4.1945% 8/15/51	1,059,497	1,046,559
Series 2018-C8 Class ASB, 3.903% 2/15/51	1,778,770	1,754,177
Series 2018-C9 Class A4, 4.117% 3/15/51	9,714,061	9,330,620
Series 2019-C17 Class ASB, 2.8655% 10/15/52	11,899,869	11,401,289
Series 2017-C7 Class XA, 1.1325% 12/15/50 (c)(n)	25,816,145	675,423
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	14,678,994	11,999,461
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	470,000	383,726
Class X, 0.5162% 10/10/42 (b)(c)(n)	58,746,457	1,280,920
Wells Fargo Commercial Mortage Trust 20 floater Series 2024-MGP:
Class A11, CME Term SOFR 1 Month Index + 1.990% 7.3407% 8/15/41 (b)(c)(e)	5,000,000	4,986,960
Class A12, CME Term SOFR 1 Month Index + 1.690% 7.0412% 8/15/41 (b)(c)(e)	20,000,000	19,947,846
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C32 Class A3FL, CME Term SOFR 1 Month Index + 1.530% 6.8731% 1/15/59 (c)(e)	4,981,881	5,001,051
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6515% 5/15/31 (b)(c)(e)	16,435,000	16,016,309
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	11,250,000	11,144,302
Series 2015-C29 Class ASB, 3.4% 6/15/48	623,219	619,576
Series 2016-C32 Class A3, 3.294% 1/15/59	4,017,646	3,934,065
Series 2016-LC25 Class A3, 3.374% 12/15/59	16,050,081	15,638,273
Series 2017-C40 Class ASB, 3.395% 10/15/50	620,911	608,668
Series 2017-C41 Class ASB, 3.39% 11/15/50	105,631	103,880
Series 2017-RC1 Class ASB, 3.453% 1/15/60	453,060	446,273
Series 2018-C44 Class ASB, 4.167% 5/15/51	748,105	738,996
Series 2018-C47 Class ASB, 4.365% 9/15/61	7,494,105	7,447,664
Series 2019-C52 Class A5, 2.892% 8/15/52	3,829,000	3,500,367
Series 2019-C54:
Class A4, 3.146% 12/15/52	2,390,000	2,204,232
Class ASB, 3.063% 12/15/52	1,900,000	1,827,263
Series 2015-SG1 Class ASB, 3.556% 9/15/48	346,652	345,040
Series 2017-C42 Class XA, 1.004% 12/15/50 (c)(n)	1,386,276	31,925
Series 2018-C46 Class XA, 1.0782% 8/15/51 (c)(n)	28,727,968	657,454
Series 2019-C54 Class XA, 0.9422% 12/15/52 (c)(n)	62,246,750	2,159,165
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	800,000	758,234
Wells Fargo Commercial Mtg Trust 2024-5 sequential payer Series 2024-5C1 Class A3, 5.928% 7/15/57	11,703,000	12,231,447
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	2,791,254	2,775,817
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,847,440,268)		2,835,328,184

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	870,000	1,177,964
California Gen. Oblig. Series 2010, 7.625% 3/1/40	190,000	235,572
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	4,720,000	4,472,496
TOTAL MUNICIPAL SECURITIES (Cost $6,083,204)		5,886,032

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
Canadian Government:
2.75% 6/1/33	CAD	690,000	497,789
3% 6/1/34	CAD	435,000	318,433
3.25% 12/1/33	CAD	5,700,000	4,265,825
Colombian Republic:
8% 11/14/35		4,590,000	4,869,990
8.75% 11/14/53		6,175,000	6,718,091
German Federal Republic:
1% 5/15/38(Reg. S)	EUR	3,410,000	3,120,110
2.1% 11/15/29(Reg. S)	EUR	1,700,000	1,871,840
2.5% 7/4/44	EUR	3,735,000	4,091,664
3.25% 7/4/42	EUR	5,200,000	6,305,397
Japan Government 0.005% 2/1/25	JPY	866,150,000	5,920,795
Panamanian Republic 3.298% 1/19/33		18,075,000	14,661,536
United Mexican States:
3.25% 4/16/30		1,247,000	1,131,653
3.5% 2/12/34		1,035,000	871,988
4.5% 4/22/29		3,114,000	3,049,789
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $59,901,829)			57,694,900

Supranational Obligations - 0.0%
		Principal Amount (a)	Value ($)
European Investment Bank:
0% 1/14/31 (Reg. S)	EUR	1,800,000	1,691,692
0.625% 1/22/29 (Reg. S)	EUR	4,100,000	4,181,398
3% 11/15/28 (Reg. S)	EUR	2,800,000	3,154,979
European Union:
0% 10/4/28 (Reg. S)	EUR	2,000,000	1,994,579
0% 10/4/30 (Reg. S)	EUR	2,000,000	1,892,577
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $12,391,195)			12,915,225

Common Stocks - 0.0%
	Shares	Value ($)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. (m)	22,175	245,921
Cano Health, Inc. warrants (m)(r)	681	2,479
TOTAL COMMON STOCKS (Cost $436,938)		248,400

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (c)(e)(s)	810,000	685,665
Hotels, Restaurants & Leisure - 0.0%
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 12/30/26 (c)(e)(s)	985,000	895,365
TOTAL CONSUMER DISCRETIONARY		1,581,030
FINANCIALS - 0.0%
Financial Services - 0.0%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 7/18/31 (c)(e)(s)	660,000	653,539
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.3346% 6/28/29 (c)(e)(m)(s)	130,054	129,729
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2521% 8/1/29 (c)(e)(s)	60,000	60,129
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Applied Systems, Inc. Tranche 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5846% 2/23/32 (c)(e)(s)	10,000	10,350
Leia Finco U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (e)(s)(t)	880,000	871,385
		881,735
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (c)(e)(s)	1,042,359	821,379
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8474% 6/23/31 (c)(e)(s)	1,529,777	1,533,388
		2,354,767
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 8.4217% 4/13/29 (c)(e)(s)	1,127,576	1,125,344
TOTAL MATERIALS		3,480,111
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 1/20/31 (c)(e)(s)	237,000	237,137
TOTAL BANK LOAN OBLIGATIONS (Cost $7,097,062)		7,023,410

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ + 1.730% 5.974% 8/9/28 (c)(e)	2,954,000	3,034,857
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c)	2,324,000	2,317,787
KeyBank NA 6.95% 2/1/28	619,000	651,852
Regions Bank 6.45% 6/26/37	5,877,000	6,257,809
TOTAL BANK NOTES (Cost $12,318,348)		12,262,305

Fixed-Income Funds - 47.3%
	Shares	Value ($)
Bank Loan Funds - 1.3%
Fidelity Advisor Floating Rate High Income Fund Class Z (u)	100,603,678	929,577,984
High Yield Fixed-Income Funds - 1.9%
Fidelity Advisor New Markets Income Fund Class Z (u)	89,289,353	1,143,796,607
Fidelity SAI High Income Fund (u)	21,008,519	192,648,115
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,336,444,722
Inflation-Protected Bond Funds - 0.3%
Fidelity SAI Inflation-Protected Bond Index Fund	23,536,569	236,307,152
Intermediate Government Funds - 13.3%
Fidelity Advisor Government Income Fund Class Z (u)	20,637,742	192,962,883
Fidelity Intermediate Treasury Bond Index Fund (u)	270,351,217	2,668,366,514
Fidelity SAI U.S. Treasury Bond Index Fund (u)	706,021,556	6,290,652,061
TOTAL INTERMEDIATE GOVERNMENT FUNDS		9,151,981,458
Intermediate-Term Bond Funds - 24.2%
Fidelity SAI International Credit Fund (u)	37,715,582	402,048,109
Fidelity SAI Total Bond Fund (u)	1,761,908,518	16,156,701,094
Fidelity Sustainability Bond Index Fund (u)	2,561,843	24,106,947
Fidelity U.S. Bond Index Fund (u)	12,813,880	134,802,016
TOTAL INTERMEDIATE-TERM BOND FUNDS		16,717,658,166
Long Government Bond Funds - 3.9%
Fidelity SAI Long-Term Treasury Bond Index Fund (u)	366,223,276	2,702,727,779
Sector Funds - 1.8%
Fidelity Advisor Real Estate Income Fund Class Z (u)	99,124,502	1,210,310,165
Short-Term Bond - 0.6%
Fidelity Short-Term Treasury Bond Index Fund (u)	41,352,730	426,760,169
TOTAL FIXED-INCOME FUNDS (Cost $34,968,706,544)		32,711,767,595

Short-Term Funds - 0.7%
	Shares	Value ($)
Short-Term Funds - 0.7%
Fidelity SAI Short-Term Bond Fund (u) (Cost $474,498,603)	49,774,786	484,806,415

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.748% (Reg. S) (c)(f)	500,000	533,382
3.875% (Reg. S) (c)(f)	2,300,000	2,389,875
		2,923,257
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (c)(f)	3,000,000	3,188,858
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge, Inc. 5.75% 7/15/80 (c)	3,553,000	3,396,869
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (c)(f)	1,235,000	1,376,500
Bank of Nova Scotia:
CME Term SOFR 3 Month Index + 2.900% 8.2137% (c)(e)(f)	19,859,000	19,507,847
4.9% (c)(f)	9,500,000	9,351,959
Barclays PLC:
5.875% (Reg. S) (c)(f)	1,150,000	1,510,295
8.875% (c)(f)	500,000	680,039
Citigroup, Inc. 7.125% (c)(f)	810,000	828,879
Lloyds Banking Group PLC 5.125% (c)(f)	200,000	260,979
Wells Fargo & Co. 7.625% (c)(f)	640,000	687,873
		34,204,371
Capital Markets - 0.0%
Charles Schwab Corp.:
4% (c)(f)	1,030,000	896,443
5.375% (c)(f)	260,000	257,975
Credit Suisse Group AG Claim (c)(f)(v)	4,925,000	541,750
UBS Group AG:
4.375% (b)(c)(f)	2,239,000	1,916,826
4.875% (b)(c)(f)	4,770,000	4,548,681
		8,161,675
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(f)	2,940,000	2,671,902
TOTAL FINANCIALS		45,037,948
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (c)(f)	570,000	690,566
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (c)(f)	4,750,000	3,657,500
Aroundtown SA 3.375% (Reg. S) (c)(f)	3,900,000	2,996,618
Citycon Oyj 7.875% (Reg. S) (c)(f)	850,000	773,048
CPI Property Group SA 3.75% (Reg. S) (c)(f)	2,370,000	1,715,968
Grand City Properties SA 1.5% (Reg. S) (c)(f)	4,300,000	3,854,861
Heimstaden Bostad AB:
3.248% (Reg. S) (c)(f)	3,735,000	3,633,641
3.625% (Reg. S) (c)(f)	195,000	172,990
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (c)(f)(v)	1,385,000	539,670
		17,344,296
UTILITIES - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (Reg. S) (c)(f)	1,135,000	1,452,108
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (c)(f)	520,000	571,618
TOTAL UTILITIES		2,023,726
TOTAL PREFERRED SECURITIES (Cost $85,719,165)		74,605,520

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (w)	1,069,955,575	1,070,169,566
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (u)(x)	227,896,855	227,896,855
Fidelity Securities Lending Cash Central Fund 5.39% (w)(y)	74,209,719	74,217,140
TOTAL MONEY MARKET FUNDS (Cost $1,372,283,522)		1,372,283,561

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.69% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/27/29	102,000,000	3,537,832
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	61,100,000	819,116
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	7,900,000	237,763
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	95,900,000	3,243,893
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	49,700,000	614,437
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.386% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	114,700,000	3,830,857
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.53% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	67,400,000	2,603,298
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	49,690,000	711,247

TOTAL PUT OPTIONS			15,598,443
Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.69% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/27/29	102,000,000	4,413,104
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	61,100,000	2,593,715
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	7,900,000	415,352
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	95,900,000	4,318,471
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	49,700,000	2,223,756
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.386% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	114,700,000	3,884,709
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.53% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	67,400,000	2,693,983
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	49,690,000	2,699,759

TOTAL CALL OPTIONS			23,242,849
TOTAL PURCHASED SWAPTIONS (Cost $41,134,494)			38,841,292

TOTAL INVESTMENT IN SECURITIES - 114.0% (Cost $81,393,226,132)	78,726,919,911
NET OTHER ASSETS (LIABILITIES) - (14.0)%	(9,644,602,462)
NET ASSETS - 100.0%	69,082,317,449

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/54	(73,850,000)	(62,177,808)
2% 9/1/54	(9,100,000)	(7,661,720)
2% 9/1/54	(2,050,000)	(1,725,992)
3% 9/1/54	(5,000,000)	(4,521,574)
3% 9/1/54	(48,300,000)	(43,678,405)
3% 9/1/54	(1,750,000)	(1,582,551)
3% 9/1/54	(93,500,000)	(84,553,434)
3% 9/1/54	(9,650,000)	(8,726,638)
3% 9/1/54	(3,350,000)	(3,029,455)
3.5% 9/1/54	(9,700,000)	(9,027,083)
3.5% 9/1/54	(1,200,000)	(1,116,753)
3.5% 9/1/54	(1,200,000)	(1,116,753)
5% 9/1/54	(25,000)	(24,947)
5% 9/1/54	(7,700,000)	(7,683,727)
5% 9/1/54	(75,250,000)	(75,090,967)
5% 9/1/54	(6,050,000)	(6,037,214)
5% 9/1/54	(59,250,000)	(59,124,781)
5% 9/1/54	(33,175,000)	(33,104,888)
5% 9/1/54	(3,375,000)	(3,367,867)
5.5% 9/1/54	(14,800,000)	(14,894,670)
5.5% 9/1/54	(145,175,000)	(146,103,626)
5.5% 9/1/54	(6,975,000)	(7,019,616)
6% 9/1/54	(25,750,000)	(26,123,424)
6% 9/1/54	(169,550,000)	(172,008,797)
6% 9/1/54	(10,850,000)	(11,007,346)

TOTAL GINNIE MAE		(790,510,036)

Uniform Mortgage Backed Securities
2% 9/1/39	(8,500,000)	(7,686,524)
2% 9/1/39	(23,050,000)	(20,844,044)
2% 9/1/39	(4,300,000)	(3,888,477)
2% 9/1/54	(160,375,000)	(131,169,205)
2% 9/1/54	(34,200,000)	(27,971,859)
2% 9/1/54	(314,400,000)	(257,144,805)
2% 9/1/54	(31,225,000)	(25,538,634)
2% 9/1/54	(1,500,000)	(1,226,836)
2% 9/1/54	(12,000,000)	(9,814,687)
2% 9/1/54	(2,900,000)	(2,371,883)
2% 9/1/54	(24,100,000)	(19,711,163)
2% 9/1/54	(4,600,000)	(3,762,297)
2% 9/1/54	(16,150,000)	(13,208,933)
2% 9/1/54	(3,600,000)	(2,944,406)
2% 9/1/54	(118,375,000)	(96,817,800)
2% 9/1/54	(27,900,000)	(22,819,148)
2% 9/1/54	(16,150,000)	(13,208,933)
2% 9/1/54	(110,350,000)	(90,254,228)
2% 9/1/54	(145,150,000)	(118,716,821)
2% 9/1/54	(14,975,000)	(12,247,912)
2% 9/1/54	(334,150,000)	(273,298,144)
2% 9/1/54	(215,000,000)	(175,846,479)
2% 9/1/54	(38,250,000)	(31,284,315)
2% 9/1/54	(262,200,000)	(214,450,915)
2% 9/1/54	(42,150,000)	(34,474,089)
2% 9/1/54	(132,000,000)	(107,961,559)
2% 9/1/54	(135,175,000)	(110,558,362)
2% 10/1/54	(114,050,000)	(93,405,159)
2.5% 9/1/54	(41,325,000)	(35,227,947)
2.5% 9/1/54	(8,900,000)	(7,586,902)
2.5% 9/1/54	(4,950,000)	(4,219,681)
2.5% 9/1/54	(34,425,000)	(29,345,966)
2.5% 9/1/54	(107,800,000)	(91,895,285)
2.5% 9/1/54	(333,650,000)	(284,423,579)
2.5% 9/1/54	(11,200,000)	(9,547,562)
2.5% 9/1/54	(48,700,000)	(41,514,846)
2.5% 9/1/54	(64,200,000)	(54,727,990)
2.5% 9/1/54	(13,075,000)	(11,145,926)
2.5% 9/1/54	(4,400,000)	(3,750,828)
2.5% 9/1/54	(4,100,000)	(3,495,090)
2.5% 9/1/54	(130,700,000)	(111,416,640)
2.5% 9/1/54	(109,600,000)	(93,429,715)
2.5% 9/1/54	(88,600,000)	(75,528,036)
2.5% 9/1/54	(134,625,000)	(114,762,549)
2.5% 10/1/54	(66,475,000)	(56,734,857)
2.5% 10/1/54	(3,275,000)	(2,795,136)
2.5% 10/1/54	(550,000)	(469,412)
2.5% 10/1/54	(8,250,000)	(7,041,182)
2.5% 10/1/54	(7,375,000)	(6,294,390)
2.5% 10/1/54	(33,075,000)	(28,228,739)
2.5% 10/1/54	(73,175,000)	(62,453,150)
2.5% 10/1/54	(52,275,000)	(44,615,489)
2.5% 10/1/54	(9,175,000)	(7,830,648)
3% 9/1/54	(2,200,000)	(1,950,524)
3% 9/1/54	(5,300,000)	(4,698,988)
3% 9/1/54	(20,950,000)	(18,574,304)
3% 9/1/54	(45,900,000)	(40,695,013)
3% 9/1/54	(25,000)	(22,165)
3% 9/1/54	(279,675,000)	(247,960,302)
3% 9/1/54	(5,200,000)	(4,610,328)
3% 9/1/54	(64,400,000)	(57,097,143)
3% 9/1/54	(11,750,000)	(10,417,569)
3% 9/1/54	(35,400,000)	(31,385,697)
3% 9/1/54	(16,075,000)	(14,252,121)
3% 9/1/54	(31,900,000)	(28,282,591)
3% 9/1/54	(2,525,000)	(2,238,669)
3% 9/1/54	(10,650,000)	(9,442,307)
3% 9/1/54	(8,600,000)	(7,624,774)
3% 9/1/54	(129,925,000)	(115,191,713)
3% 9/1/54	(1,900,000)	(1,684,543)
3% 10/1/54	(5,200,000)	(4,614,797)
3% 10/1/54	(35,400,000)	(31,416,116)
3% 10/1/54	(109,650,000)	(97,310,088)
3% 10/1/54	(53,150,000)	(47,168,547)
3.5% 9/1/54	(1,800,000)	(1,656,773)
3.5% 9/1/54	(14,600,000)	(13,438,274)
3.5% 9/1/54	(36,500,000)	(33,595,684)
3.5% 9/1/54	(575,000)	(529,247)
3.5% 9/1/54	(850,000)	(782,365)
4% 9/1/54	(9,900,000)	(9,388,371)
4% 9/1/54	(3,300,000)	(3,129,457)
4% 9/1/54	(21,900,000)	(20,768,215)
4% 9/1/54	(2,700,000)	(2,560,465)
4% 9/1/54	(27,300,000)	(25,889,144)
4% 9/1/54	(4,950,000)	(4,694,185)
4.5% 9/1/54	(22,850,000)	(22,236,800)
4.5% 9/1/54	(50,000)	(48,658)
5.5% 9/1/54	(600,000)	(604,102)
5.5% 9/1/54	(7,200,000)	(7,249,218)
6% 9/1/54	(62,500,000)	(63,649,900)
6% 9/1/54	(11,600,000)	(11,813,421)
6% 9/1/54	(4,700,000)	(4,786,472)
6% 9/1/54	(38,000,000)	(38,699,139)
6% 9/1/54	(5,100,000)	(5,193,832)
6% 9/1/54	(45,950,000)	(46,795,406)
6% 9/1/54	(14,750,000)	(15,021,376)
6% 9/1/54	(6,600,000)	(6,721,429)
6% 9/1/54	(2,100,000)	(2,138,637)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(4,229,138,031)

TOTAL TBA SALE COMMITMENTS (Proceeds $4,985,646,661)		(5,019,648,067)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
TME 10 Year Canadian Note Contracts (Canada)	50	Dec 2024	4,565,726	(46,454)	(46,454)

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	32	Sep 2024	2,524,939	64,827	64,827
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,697	Dec 2024	352,207,047	(449,088)	(449,088)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	926	Dec 2024	101,302,953	(435,658)	(435,658)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	144	Dec 2024	17,730,000	(345,605)	(345,605)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	92	Dec 2024	12,138,250	(303,711)	(303,711)

TOTAL TREASURY CONTRACTS					(1,469,235)

TOTAL PURCHASED					(1,515,689)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	24	Dec 2024	3,110,945	19,439	19,439

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	645	Dec 2024	73,247,813	588,363	588,363
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,262	Dec 2024	247,459,266	1,047,040	1,047,040
CBOT Long Term U.S. Treasury Bond Contracts (United States)	981	Dec 2024	120,785,625	2,389,284	2,389,284

TOTAL TREASURY CONTRACTS					4,024,687

TOTAL SOLD					4,044,126

TOTAL FUTURES CONTRACTS					2,528,437
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	416,000	USD	460,608	BNP Paribas S.A.	9/04/24	(762)
USD	114,595	AUD	171,000	UBS AG	10/03/24	(1,230)
USD	5,231,725	CAD	7,145,000	Bank of America, N.A.	10/03/24	(74,992)
USD	1,147,504	EUR	1,035,000	BNP Paribas S.A.	10/03/24	1,895
USD	143,736,656	EUR	130,025,000	Bank of America, N.A.	10/03/24	(183,903)
USD	111,468	EUR	100,000	Royal Bank of Canada	10/03/24	781
USD	53,568,346	GBP	41,344,000	State Street Bank and Trust Co	10/03/24	(743,436)
USD	5,947,462	JPY	864,300,000	Brown Brothers Harriman & Co	10/03/24	10,321

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(991,326)
Unrealized Appreciation						12,997
Unrealized Depreciation						(1,004,323)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	670,000	(8,481)	7,976	(505)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	670,000	(8,481)	7,976	(505)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,410,000	(17,848)	16,790	(1,058)
Assicurazioni Generali SpA		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,650,000	2,895	(15,228)	(12,333)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,300,000	(37,091)	31,791	(5,300)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	700,000	(19,972)	17,187	(2,785)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,000,000	(28,532)	24,564	(3,968)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,000,000	(28,532)	24,558	(3,974)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,830,000	22,548	(90,090)	(67,542)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,780,000	9,178	(24,792)	(15,614)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		16,080,000	53,085	(171,784)	(118,699)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		19,040,000	62,857	(302,942)	(240,085)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		17,700,000	58,433	(117,392)	(58,959)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,060,000	451,694	(702,297)	(250,603)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,590,000	234,704	(352,834)	(118,130)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,640,000	537,309	(952,065)	(414,756)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,200,000	472,360	(874,639)	(402,279)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		10,030,000	1,480,552	(3,005,413)	(1,524,861)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,640,000	242,084	(465,936)	(223,852)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,220,000	475,312	(841,772)	(366,460)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,930,000	580,117	(1,128,443)	(548,326)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		980,000	144,660	(249,470)	(104,810)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		1,690,000	249,465	(480,183)	(230,718)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		2,600,000	383,792	(501,629)	(117,837)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		200,000	29,522	(48,662)	(19,140)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	88,567	(98,299)	(9,732)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,970,000	586,021	(947,366)	(361,345)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		4,576,000	675,474	(1,061,336)	(385,862)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		4,580,000	676,065	(1,301,817)	(625,752)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		2,290,000	338,032	(637,636)	(299,604)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		2,190,000	323,271	(575,325)	(252,054)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		5,830,000	860,580	(1,466,079)	(605,499)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	28,046	(44,676)	(16,630)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,920,000	283,416	(439,343)	(155,927)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,900,000	280,464	(318,281)	(37,817)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		4,646,000	685,807	(1,141,999)	(456,192)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,330,000	343,937	(575,547)	(231,610)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		2,595,000	285,592	(419,685)	(134,093)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	66,033	(73,898)	(7,865)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		2,300,000	253,126	(328,294)	(75,168)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		2,200,000	242,121	(308,423)	(66,302)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly		2,200,000	242,121	(289,657)	(47,537)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,000,000	220,110	(278,525)	(58,415)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,300,000	143,071	(185,558)	(42,487)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	1,300,000	(285,072)	263,859	(21,213)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	550,000	(120,608)	111,152	(9,456)
Intesa Sanpaolo SpA		Jun 2029	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	1,650,000	23,152	(35,742)	(12,590)
Societe Generale		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,850,000	22,536	(12,197)	10,339
UniCredit SpA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,500,000	20,873	(31,483)	(10,610)

TOTAL BUY PROTECTION								11,624,365	(20,390,884)	(8,766,520)
Sell Protection
CMBX N.A. AAA Index Series 12	NR	Aug 2061	JPMorgan Securities LLC	0.5%	Monthly		2,000,000	(1,622)	8,648	7,026
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		29,580,000	(97,652)	666,859	569,207
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		32,850,000	(108,448)	761,619	653,171
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly		12,300,000	(130,624)	122,343	(8,281)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly		20,100,000	(213,458)	273,950	60,492
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		1,100,000	(11,682)	28,111	16,429
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		17,720,000	(188,183)	470,309	282,126
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		6,700,000	(71,153)	177,825	106,672
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		11,700,000	(173,376)	185,030	11,654
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		14,600,000	(216,350)	291,846	75,496
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		60,400,000	(895,037)	1,216,114	321,077
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly		17,300,000	(256,360)	227,867	(28,493)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly		4,045,000	(59,941)	81,146	21,205
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,200,000	(17,782)	16,040	(1,742)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		9,800,000	(195,527)	223,487	27,960
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		10,800,000	(215,478)	225,865	10,387
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		15,300,000	(305,261)	381,923	76,662
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		60,400,000	(1,205,083)	1,517,370	312,287
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly		8,100,000	(161,609)	182,860	21,251
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly		23,600,000	(470,860)	593,303	122,443
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly		22,300,000	(444,923)	565,921	120,998

TOTAL SELL PROTECTION								(5,440,409)	8,218,436	2,778,027
TOTAL CREDIT DEFAULT SWAPS								6,183,956	(12,172,448)	(5,988,493)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2025	100,000	433	0	433
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026	600,848,000	(7,049,227)	0	(7,049,227)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	253,594,000	(2,713,650)	0	(2,713,650)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2028	100,000	(1,536)	0	(1,536)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029	21,752,000	(439,354)	0	(439,354)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	431,237,000	(9,879,968)	0	(9,879,968)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2033	100,000	(2,497)	0	(2,497)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2034	14,833,000	390,742	0	390,742
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2036	100,000	(2,897)	0	(2,897)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2039	100,000	(3,222)	0	(3,222)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	92,858,000	(1,437,800)	0	(1,437,800)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2054	1,512,000	43,423	0	43,423
TOTAL INTEREST RATE SWAPS							(21,095,553)	0	(21,095,553)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,794,647,163 or 8.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $4,068,502.

(h)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,636,554.

(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,563,007.
(j)	Security or a portion of the security is on loan at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $41,329,362.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Level 3 security
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r)	Non-income producing
(s)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(t)	The coupon rate will be determined upon settlement of the loan after period end.
(u)	Affiliated Fund
(v)	Non-income producing - Security is in default.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	The rate quoted is the annualized seven-day yield of the fund at period end.
(y)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,417,719,055	1,961,981,562	3,309,534,729	25,572,307	3,678	-	1,070,169,566	2.4%
Fidelity Securities Lending Cash Central Fund 5.39%	-	74,489,330	272,190	291	-	-	74,217,140	0.3%
Total	2,417,719,055	2,036,470,892	3,309,806,919	25,572,598	3,678	-	1,144,386,706

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Floating Rate High Income Fund Class Z	941,126,140	19,497,383	25,000,000	19,498,907	(414,039)	(5,631,500)	929,577,984
Fidelity Advisor Government Income Fund Class Z	208,482,828	1,681,541	25,000,000	1,681,594	(1,964,370)	9,762,884	192,962,883
Fidelity Advisor New Markets Income Fund Class Z	1,127,039,687	14,083,622	25,000,000	14,083,882	(3,609,438)	31,282,736	1,143,796,607
Fidelity Advisor Real Estate Income Fund Class Z	1,134,293,162	13,615,436	-	13,615,436	-	62,401,567	1,210,310,165
Fidelity Inflation-Protected Bond Index Fund	228,697,730	2,403,349	237,483,980	2,403,350	2,544,993	3,837,908	-
Fidelity Intermediate Treasury Bond Index Fund	2,433,864,790	119,237,451	-	19,237,978	-	115,264,273	2,668,366,514
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25%	264,514,102	437,685,852	474,303,099	1,903,230	-	-	227,896,855
Fidelity SAI High Income Fund	199,286,275	2,861,476	15,000,000	2,861,622	(836,444)	6,336,808	192,648,115
Fidelity SAI Inflation-Protected Bond Index Fund	-	237,483,980	-	-	-	(1,176,828)	236,307,152
Fidelity SAI International Credit Fund	385,689,313	3,179,786	-	3,179,786	-	13,179,010	402,048,109
Fidelity SAI Long-Term Treasury Bond Index Fund	2,531,514,847	24,010,519	25,000,000	24,011,312	(15,304,709)	187,507,122	2,702,727,779
Fidelity SAI Short-Term Bond Fund	472,289,166	5,098,853	-	5,099,050	-	7,418,396	484,806,415
Fidelity SAI Total Bond Fund	15,621,818,369	179,798,330	225,018,831	179,786,687	(4,626,117)	584,729,343	16,156,701,094
Fidelity SAI U.S. Treasury Bond Index Fund	6,090,373,182	42,189,319	75,000,000	42,190,384	(13,605,052)	246,694,612	6,290,652,061
Fidelity Short-Term Treasury Bond Index Fund	413,148,934	2,068,870	-	2,068,909	-	11,542,365	426,760,169
Fidelity Sustainability Bond Index Fund	23,006,458	208,805	-	208,839	-	891,684	24,106,947
Fidelity U.S. Bond Index Fund	103,262,800	101,253,233	75,000,000	1,253,267	437,743	4,848,240	134,802,016
	32,178,407,783	1,206,357,805	1,201,805,910	333,084,233	(37,377,433)	1,278,888,620	33,424,470,865

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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